As filed with the Securities and Exchange Commission on April 30, 2003

Registration Nos. 333-66564

and 811-5817

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT  UNDER  THE SECURITIES ACT OF 1933 ☐

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 2 ☒

and/or

REGISTRATION STATEMENT  UNDER  THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 27 ☒

(Check appropriate box or boxes)

CANADA LIFE OF AMERICA VARIABLE  ANNUITY ACCOUNT 1

(Exact Name of Registrant)

CANADA LIFE INSURANCE COMPANY OF  AMERICA

(Name of Depositor)

6201 Powers Ferry Road, NW

Atlanta, Georgia 30339

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (770) 953-1959

Craig R. Edwards, Esq.

Chief Legal Counsel, U.S. Division

6201 Powers Ferry Road, NW

Atlanta, Georgia 30339

(Name and Address of Agent for Service)

Copy to:

Mary Jane Wilson-Bilik, Esq.

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2003 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(i) of Rule 485
☐	pursuant to paragraph (a)(i) of Rule 485

If appropriate check the following box:

☐	this Post-Effective Amendment designates a new effective date for a new effective date for a previously filed Post-Effective Amendment

TITLE OF SECURITIES BEING REGISTERED:    Flexible Premium Variable Deferred Annuity Policies

PRIVACY POLICY

To All Canada Life Policyholders:

The Canada Life Assurance Company and the companies it owns (“Canada Life”) strongly believe in protecting the confidentiality and security of information we collect about individuals.

This notice explains why Canada Life collects information and how we use it. It covers the parent company as well as all subsidiaries licensed to conduct business within the United States: Canada Life of America Financial Services, Inc., Canada Life Insurance Company of America, and Canada Life Insurance Company of New York. We reserve the right to change this policy.

Except under circumstances explained below, Canada Life does not provide personal financial or medical information on its customers without a written authorization.

Why We Collect and How We Use Information

We collect and use information for business purposes with respect to our insurance and other business relationships with our customers. These business purposes include evaluating a request for our insurance or other products or services, evaluation of claims for benefits, administering our products or services, and processing transactions requested by one of our customers.

How We Collect Information

We obtain most information directly from an individual. The information that an individual gives us when applying for our products or services generally provides the information we need. If we need to verify information or need additional information, we may obtain information from third parties such as employers, other insurers, consumer reporting agencies, physicians, hospitals, other medical personnel and adult family members. Information collected may relate to finances, employment, health, avocations or other personal characteristics.

How We Protect Information

We treat information in a confidential manner. Our employees are required to protect the confidentiality of information. Employees may access information only when there is a business reason to do so, such as to issue or administer our products and services. We also maintain physical, electronic and procedural safeguards to protect information. Employees are trained and required to comply with our established policies and procedures.

Information Disclosure

We may disclose information about you when we receive a written authorization from you, where disclosure is required by law or when disclosure is necessary for the conduct of our business. For example, information may be disclosed to others to enable them to provide business services for us, such as helping us to evaluate requests for insurance or benefits, performing general administrative activities or processing transactions. Information may also be disclosed for audit or research purposes to law enforcement and regulatory agencies, for example, to help us prevent fraud.

Your information will not be disclosed to affiliated or nonaffiliated third parties for the purpose of marketing, without your consent.

Not a part of the Prospectus

CANADA LIFE INSURANCE COMPANY OF AMERICA

ADMINISTRATIVE OFFICE: 6201 Powers Ferry Road, NW, Atlanta, Georgia 30339

PHONE: 1-800-905-1959

VARIFUND PLUS® Prospectus dated May 1, 2003

CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

Flexible Premium Variable Deferred Annuity Policy

This Prospectus describes the Varifund Plus®, a flexible premium variable deferred annuity policy (the Policy) offered by Canada Life Insurance Company of America (we, our, us, or the Company). Please read this prospectus before investing, and keep it for future reference. It contains important information about the Varifund Plus variable annuity.

You (the Owner) may put your money into 31 investment choices: a fixed account and 30 Subaccounts of the Canada Life of America Variable Annuity Account 1. Money you direct into a Subaccount is invested exclusively in a single portfolio of one of the following funds:

•	The Alger American Fund

•	The Dreyfus Socially Responsible Growth Fund, Inc.

•	Dreyfus Variable Investment Fund

•	Fidelity Variable Insurance Products Funds

•	Goldman Sachs Variable Insurance Trust

•	Janus Aspen Series

•	The Montgomery Funds III

•	Seligman Portfolios, Inc.

•	Van Eck Worldwide Insurance Trust

Your investments in the Subaccounts are not guaranteed. You could lose your money. Money you direct into the fixed account is guaranteed to earn interest at a minimum rate of 3%.

We credit a Bonus Credit to your initial premium payment at the following rates:

•	4% for an annuitant 0-65 years of age,

•	3% for an annuitant 66-70 years of age, and

•	2% for an annuitant 71-80 years of age.

Additional premiums will not receive a Bonus Credit.

We also credit a Persistency Bonus to your Policy each Policy year after you have held the Policy for 8½ Policy years and an Annuitization Bonus when you annuitize.

The overall expenses for this Policy may be higher than the expenses for a similar contract without a Bonus Credit, Persistency Bonus and Annuitization Bonus. Over time, the value of the Bonus Credit, Persistency Bonus, and Annuitization Bonus may be more than offset by the higher fees.

Variable annuities involve certain risks, and you may lose some or all of your money.

•	The investment performance of the underlying portfolios in which the Subaccounts invest will vary.

•	We do not guarantee how any of the underlying portfolios will perform.

•	The Policy is not a deposit or obligation of any bank, and no bank endorses or guarantees the Policy.

•	Neither the U.S. Government nor any federal agency insures your investment in the Policy.

To learn more about the Varifund Plus®, you may want to refer to the Statement of Additional Information (SAI) dated the same date as this prospectus. For a free copy of the SAI, contact us at the address above. We have filed the SAI with the U.S. Securities and Exchange Commission (“SEC”) and have incorporated it by reference into this prospectus. The table of contents for the SAI appears at the end of this prospectus.

The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information. You may also read and copy these materials at the SEC’s public reference room in Washington, D.C. Call 1-800-SEC-0330 for information about the SEC’s public reference room.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

This prospectus must be accompanied or preceded by a current prospectus for each of the funds listed above.

SUMMARY

This summary provides a brief description of some of the features and charges of the Varifund Plus Policy. More detailed information about the Policy appears later in this prospectus. Please read the remainder of this prospectus carefully.

For your convenience, we have provided a Glossary of special terms at the back of this prospectus.

1. What is the Varifund Plus variable annuity?

Varifund Plus is a contract between you (the owner) and Canada Life, a life insurance company. Like all deferred annuities, Varifund Plus has two phases: the accumulation phase and the payout phase. During the accumulation phase, you can save for retirement by investing in the investment options and pay no federal income taxes on any earnings until you take money out by full or partial withdrawals, or we make annuity payments to you, or we pay a death benefit.

During the payout phase, you can receive retirement income for life and/or for a pre-set number of years by selection of one of the annuity payment plans. The amount of money you accumulate in your Policy during the accumulation phase and apply to an annuity plan will be used to determine the amount of your annuity payments during the payout phase.

2. Who should purchase the Varifund Plus Policy?

We have designed this Policy for people seeking long-term tax-deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Policy if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Policy through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Policy (including annuity income benefits) before purchasing the Policy, since the tax-favored arrangement itself provides tax-sheltered growth.

3. How do I purchase Varifund Plus? (See “Purchase of a Policy.”)

You may purchase the Varifund Plus Policy with a minimum premium payment of $15,000 or more. We will not issue a Policy to you if you are older than 80 at the time we receive the application at the Administrative Office.

4. Will I receive a Bonus Credit? (See “Purchase of a Policy.”)

We will credit a Bonus Credit to the initial premium you pay into this Policy if the annuitant is 80 years or younger at the time we receive your application at the Administrative Office. The Bonus Credit is 4% of your initial premium for an annuitant who is 0-65 years of age when we receive the application, 3% for an annuitant who is 66-70 years of age, and 2% for an annuitant who is 71-80 years of age. If the Policy application names joint annuitants, we will use the age of the older joint annuitant in determining the amount of the Bonus Credit.

We will credit the Bonus Credit on the Policy Date to the Subaccounts and to the guaranteed interest accounts in the same proportions that you selected on your application.

5. Can I purchase the Policy by exchanging my existing annuity? (See “Purchase of a Policy.”)

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy. (That person is likely to earn a commission if you buy this Policy through an exchange or otherwise.)

6. What is the Right to Examine privilege? (See “Purchase of a Policy.”)

After you receive the Policy, you have a limited period of time (usually 10 to 20 days) during which you may cancel your Policy and receive a refund. This period of time is referred to as the “right to examine” period and is established by state

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law. If you cancel your Policy during this period, your refund will depend on your state of residence and will not include any Bonus Credit.

To cancel your Policy and receive a refund, please return your Policy with your notice of cancellation during the right to examine period. We will pay the refund within 7 days after we receive the Policy and written request for cancellation at the Administrative Office. The Policy will be void once we issue your refund.

If the Policy is issued as an IRA and canceled within 7 days, we will return all premiums if the premiums are greater than the amount otherwise payable.

7. Can I make additional premium payments? (See “Policy Values” and “Owner Services.”)

You may make additional premium payments before the Annuity Date. Additional premium payments must be at least $1,000 or $100 per month if paid by the pre-authorized check agreement plan (“PAC”). You must obtain prior approval before your total premiums paid can exceed $1,000,000. Additional premiums will not receive a Bonus Credit.

8. How can I receive a Persistency Bonus? (See “Policy Values.”)

If you remain in the Policy for 8½ years, you will receive a Persistency Bonus. We will credit the Persistency Bonus on the sixth Policy month after each Policy anniversary (“Persistency Bonus Crediting Date”), beginning with the eighth Policy anniversary and continuing thereafter each year on each Persistency Bonus Crediting Date until the Annuity Date. The Persistency Bonus will equal 0.25% of your Policy Value on the applicable Persistency Bonus Crediting Date.

9. What are my investment options under Varifund Plus? (See “The Variable Account and the Portfolios.”)

Currently, you may invest your money during the accumulation period in any of the 30 Subaccounts. Each Subaccount invests in a single portfolio of a fund. The portfolios currently available under this Policy are:

Alger American Growth Portfolio	Goldman Sachs VIT Growth and Income Fund
Alger American Leveraged AllCap Portfolio	Janus Aspen Flexible Income Portfolio
Alger American MidCap Growth Portfolio	Janus International Growth Portfolio
Alger American Small Capitalization Portfolio	Montgomery Variable Series: Emerging Markets Fund
The Dreyfus Socially Responsible Growth Fund, Inc. (Initial shares)	Seligman Communications and Information Portfolio
Dreyfus VIF-Appreciation Portfolio (Initial shares)	Seligman Frontier Portfolio
Dreyfus VIF-Growth and Income Portfolio (Initial shares)	Seligman Global Technology Portfolio
Fidelity VIP Growth Portfolio (Initial Class)	Seligman Small-Cap Value Portfolio
Fidelity VIP High Income Portfolio (Initial Class)	Van Eck Worldwide Emerging Markets Fund
Fidelity VIP Money Market Portfolio (Initial Class)	Van Eck Worldwide Real Estate Fund
Fidelity VIP Overseas Portfolio (Initial Class)	Van Eck Worldwide Absolute Return Fund
Fidelity VIP Asset Manager Portfolio (Initial Class)	Van Eck Worldwide Hard Assets Fund
Fidelity VIP Contrafund Portfolio (Initial Class)
Fidelity VIP Index 500 Portfolio (Initial Class)
Fidelity VIP Investment Grade Bond Portfolio (Initial Class)
Fidelity VIP Growth Opportunities Portfolio (Initial Class)
Goldman Sachs VIT Capital Growth Fund
Goldman Sachs VIT CORESM U.S. Equity Fund

Each portfolio holds its net assets separately from the assets of the other portfolios. Each portfolio has distinct investment objectives and policies that are described in the accompanying prospectuses for the funds.

The value of your investment in the Subaccounts will fluctuate daily based on the investment results of the portfolios in which you invest, and the fees and charges deducted. Depending on market conditions, you can make or lose money in any of the Subaccounts.

We reserve the right to offer different investment choices in the future.

You can also allocate your money to the guaranteed interest accounts.

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10. How does the Fixed Account work? (See “The Company and the Fixed Account.”)

You may elect to place all or part of your premium (plus any initial premium Bonus Credit and Persistency Bonus) in the sections of the fixed account we call the guaranteed interest accounts. You may also transfer money from the Subaccounts and guaranteed interest accounts into (other) guaranteed interest accounts.

Guaranteed Interest Accounts. Currently, you may place your money in a guaranteed interest account with a duration of one, three, five, seven, or ten years. The duration you select (also called the guaranteed interest period) will determine the interest rate we credit. We will credit your allocation with the guaranteed interest rate for the duration you select, so long as you do not surrender, withdraw, transfer or annuitize the amounts in the guaranteed interest account before the end of the guaranteed interest period.

If you keep the full amount in a guaranteed interest account until the end of the guaranteed interest period, we guarantee that the amount in the account will equal the amount you originally placed in the account increased by the interest rate, annually compounded, for that guaranteed interest period.

Market Value Adjustment. If you surrender, withdraw, transfer, or annuitize before the end of a guaranteed interest period, we will apply a Market Value Adjustment to the amount of that transaction that is being taken from the guaranteed interest account. A Market Value Adjustment will either increase or decrease the amount in the guaranteed interest account. A Market Value Adjustment never results in a reduction in interest to less than 3 percent per year on the amount you allocated to the guaranteed interest account. This adjustment does not apply to the one-year guaranteed interest period.

The fixed account, the Market Value Adjustment and certain guaranteed interest periods might not be available in all jurisdictions. The fixed account does not participate in the investment performance of the Subaccounts.

11. May I transfer my money in the Policy among the Subaccounts and the Guaranteed Interest Accounts? (See “Transfers.”)

Subject to some restrictions, you may transfer some or all of your assets in a Subaccount to another Subaccount, or to a guaranteed interest account in the fixed account. You may transfer some or all of your assets in a guaranteed interest account to another guaranteed interest account or to a Subaccount(s), but such transfer will be subject to a Market Value Adjustment, unless taken at the end of the guaranteed interest period. We assess a $25 fee for each transfer after the 12th in a single Policy year. Transfers effected through the Intouch® Voice Response System and Annuity Online are free, regardless of the number of transfers made per Policy year.

12. Do I have access to my money? (See “Access to Your Money and “Federal Tax Matters.”)

During the accumulation period, you may withdraw some or all of your Cash Surrender Value (that is, your Policy Value, minus applicable surrender charges and taxes due, and adjusted by any applicable Market Value Adjustment), by sending a written request to the Administrative Office. The minimum amount you can withdraw is $500.

Full and partial withdrawals may be subject to a surrender charge, if the amount withdrawn exceeds the free withdrawal amount and the withdrawal occurs while surrender charges apply. If you take a withdrawal from the guaranteed interest accounts, other than the one-year guaranteed interest account, then the withdrawal will be subject to a Market Value Adjustment.

You may have to pay federal income taxes on amounts you withdraw, and a federal penalty tax may be assessed.

13. What charges will I pay? (See “Fees and Charges.”)

Surrender Charge: We deduct a surrender charge if you withdraw all or part of your Policy Value while surrender charges are in effect, including on annuitization under the Policy. We calculate the surrender charge from the date you made the premium payment being withdrawn.

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The surrender charge will vary depending on the number of years since you paid the premium payment, as shown in this chart:

Policy Years Since Premium Was Paid	Surrender Charge
1	8%
2	8%
3	7%
4	7%
5	6%
6	5%
7	4%
8	3%
Greater than 8	None

We deduct any surrender charge from the amount being withdrawn.

We will not assess a surrender charge on the free withdrawal amount. In any Policy year, the free withdrawal amount must either be withdrawn in a single request or withdrawn using the Systematic Withdrawal Privilege. In any single Policy year, the free withdrawal amount is equal to:

•	100% of investment earnings in the Subaccounts during the previous Policy year, plus 100% of interest earned in the fixed account during the previous Policy year; plus

•	10% of premiums remaining that you paid into the Policy up to the date of the withdrawal request. (No more than 10% may be withdrawn in a single Policy year, even if you have not withdrawn the maximum amount in previous years.)

Withdrawals taken from the guaranteed interest accounts, other than the one-year guaranteed interest account, will be subject to a Market Value Adjustment.

We will not assess a surrender charge on amounts required to be withdrawn from a Qualified Policy, pursuant to the minimum required distribution rules under federal tax laws. The initial premium Bonus Credit, the Persistency Bonus and the Annuitization Bonus are not subject to surrender charges. We do not assess a surrender charge on any withdrawals of premiums that you paid into the Policy after you reached age 90.

You may always withdraw 100% of premiums paid that have been held in the Policy more than eight years from the date the premium was paid without incurring a surrender charge. We will make withdrawals from premiums paid on a “first in, first out” basis.

We will waive the surrender charge if you are terminally ill or confined on a long-term basis to a hospital or nursing home, as defined in your Policy.

Mortality and Expense Risk Charge: Before the Annuity Date, we deduct a mortality and expense risk charge each day from your value in the Subaccounts at an annual rate of 1.40%.

Daily Administration Fee: Before the Annuity Date, we deduct a daily administration fee from your value in the Subaccounts at the annual rate of 0.15%.

Transfer Fee: The first 12 transfers during each Policy year are free. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy year. We will not assess a transfer fee when you use the Intouch® Voice Response System or Annuity Online.

Premium Taxes: If your state requires us to pay taxes on premium payments we receive, we will deduct a charge from your premiums equal to the amount of premium taxes we must pay. Premium taxes currently range from 0% to 3.5%. We deduct

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the charge either from your premiums when paid, from your Policy Value on surrender, partial withdrawal, or annuitization, or on any payment upon death of an owner or last surviving annuitant.

Portfolio Fees and Charges: Each portfolio deducts portfolio management fees and expense charges from the amounts you have invested in the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and charges will reduce the value of your investment in the Subaccounts. For 2002, these charges ranged from 0.29% to 2.96% annually. See the “Fee Table” and fund prospectuses for more information.

Compensation: For information concerning compensation we pay for the sale of Policies, see “Distribution of Policies.”

14. What annuity plans does Varifund Plus offer? (See “Annuity Payment Options.”)

Beginning on the Annuity Date, the annuitant may receive fixed annuity payments on a monthly, quarterly or annual basis. We will make payments during the annuitant’s lifetime or for 10 years, whichever is longer, unless you have elected another payment option. We will calculate the annuity payments based upon your Cash Surrender Value on the Annuity Date (plus a 1% Annuitization Bonus if you have owned the Policy for one year). The Annuitization Bonus is equal to 1% of the Cash Surrender Value on the Annuity Date.

15. What is the Death Benefit? (See “Death Benefits.”)

If the last surviving annuitant dies before the Annuity Date, we will pay a Death Benefit to the beneficiary named by the owner.

If we receive Due Proof of Death during the first five Policy years, the Death Benefit is the greater of:

1.	Premiums paid, less any partial withdrawals, surrender charges, and premium taxes due, and adjusted for any prior Market Value Adjustments; or

2.	Policy Value on the date we receive Due Proof of Death.

If we receive Due Proof of Death after the first five Policy years, the Death Benefit is the greatest of:

1.	Item “1” above;

2.	Item “2” above; or

3.	The Policy Value at the end of the most recent 5-Policy-Year-Period occurring before a). the date of death and b). the date we receive Due Proof of Death. This value will be reduced by any partial withdrawals, surrender charges, and taxes due, increased by any premiums paid and Persistency Bonuses credited, and adjusted for any Market Value Adjustments since the end of the most recent 5-Policy-Year-Period. The 5-Policy-Year-Periods (5, 10, 15, 20, etc.) are measured from the Policy Date.

If, on the date of death, any annuitant has reached age 81, the Death Benefit is the greater of items “1” or “2” above. If the Annuitant was 81 or older at issue, the Death Benefit is the greater of “(1)” or “(2)” above.

If the owner who is not the last surviving annuitant dies before the Annuity Date, we will pay the beneficiary the Policy Value as of the date we receive Due Proof of Death for the owner. If the deceased owner’s spouse is the joint owner, he or she may continue the Policy.

Take care when naming owners, annuitants, and beneficiaries as it will affect the values that are paid on death.

16. How will my investment in the Varifund Plus be taxed? (See “Federal Tax Matters.”)

The Policy’s earnings generally are not taxed until you take them out. For federal tax purposes, if you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59½ when you take money out, you also may be charged a 10% federal penalty tax on the earnings.

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The Bonus Credit, Persistency Bonus and Annuitization Bonus are not part of your original investment in the Policy. Therefore any amount of any credit or bonus is taxed in the same manner as earnings on the Policy and generally taxed when you take money out of the Policy.

Because the annuity payments you receive during the income phase are considered partly a return of your original investment, a portion of each annuity payment is not taxable as income until the “investment in the contract” has been fully recovered.

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Death benefits are taxable and generally are included in the income of the recipient as follows:

•	If received under a payment option, death benefits are taxed in the same manner as annuity payouts;

•	If not received under a payment option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial or complete surrender.

Different tax consequences may apply for a Policy used in connection with a qualified retirement plan.

17. What additional features are available under the Policy?

This Policy has additional features that may interest you. They include the following:

•	Pre-Authorized Check Agreement Plan: You may choose to have monthly premiums automatically collected from your checking or savings account.

•	Electronic Data Transmission of Application Information: In certain states, we may accept electronic data transmission of application information accompanied by a wire transfer of the initial premium.

•	Intouch® Voice Response System: This interactive voice response system accessible through your touch tone telephone permits you to obtain current Subaccount balances, current Policy Values, and current accumulation unit values; change your Subaccount allocation; and effect transfers between Subaccounts or to the guaranteed interest accounts.

•	Annuity Online: Provides you with immediate access to your policy information online. Annuity Online offers you: Instant Access to your policy information including transaction history, the ability to transfer money between sub-accounts and the ability to change future sub-account allocations.

•	Dollar Cost Averaging: You may arrange to have a certain amount of money automatically transferred on a periodic basis from any Subaccount or one-year guaranteed interest account to any other Subaccount. Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.

•	Automatic Portfolio Rebalancing: Upon your request, we will automatically transfer amounts among Subaccounts on a regular basis to maintain a desired allocation of the Policy Value among the Subaccounts.

•	Systematic Withdrawal: You may elect to withdraw a fixed amount from the Subaccounts and the guaranteed interest accounts on a monthly, quarterly, semi-annual or annual basis, beginning thirty days after the Policy Date. Surrender charges and a Market Value Adjustment may apply.

•	Telephone or Fax Transactions: You may make transfers, partial withdrawals and/or change the allocation of additional premium payments by telephone or fax.

•	Persistency Bonus: Once you have remained in the Policy for 8½ years, we will credit your Policy with a Persistency Bonus during that year and each subsequent Policy year equal to 0.25% of your Policy Value.

•	Annuitization Bonus: On the Annuity Date, we will credit an Annuitization Bonus to the amount you annuitize that is equal to 1% of your Cash Surrender Value.

18. Does Canada Life offer other policies?

We offer other variable annuity policies that may invest in the same portfolios of the funds. These policies may have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable for your needs. For more information about these policies, please contact your registered representative who is our agent.

19. Whom can I contact for more information?

We will be happy to answer your questions about the Policy or our procedures. Call or write to us at:

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Administrative Office

6201 Powers Ferry Road, N.W.

Atlanta, GA 30339

Phone: Fax:	1-800-905-1959 1-888-670-4836

Monday – Thursday, 8:00a.m.-7:00p.m. Eastern Time

Friday, 8:00a.m. – 5:00 p.m. Eastern Time

Please include your Policy number and the names of the owner and the annuitant. If you have questions concerning your investment strategies, please contact your registered representative.

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FEE TABLE (during the accumulation phase)

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The following tables describe the maximum fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and charges that you will pay at the time that you buy the Policy, take a partial withdrawal, annuitize the Policy, surrender the Policy, or transfer Policy Value between the Subaccounts and/or the fixed account. State premium taxes may also be deducted.

Owner Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of premium payments)[1]	8%
Transfer Charge[2]	$25 after 12 transfers per year
Annuitization Charge[3]	3%
Market Value Adjustment[4]	Reduces interest rate to 3%

(1)	The surrender charge decreases every Policy Year based on the number of years since each premium payment was made, from 8% in the first two years to 0% in the ninth year after you made the premium payment. We will waive the surrender charge in certain circumstances, such as on the payment of a death benefit. You may have to pay surrender charges on the Annuity Date or with any withdrawals made using the Systematic Withdrawal Privilege. No surrender charges are assessed against the free withdrawal amount, amounts required to be withdrawn from a Qualified Policy, and premiums paid after age 90.
(2)	The first 12 transfers in each Policy Year are currently free, although we reserve the right to charge a fee. We currently deduct $25 proportionately from the receiving Subaccounts and/or guaranteed interest accounts for the 13th and each additional transfer in a Policy Year. We will waive the transfer fee when you use the Intouch(R) Voice Response System, Annuity Online, Automatic Portfolio Rebalancing, and dollar cost averaging programs.
(3)	We deduct the annuitization charge from the Cash Surrender Value on the Annuity Date. If you receive an annuitization bonus, this charge is reduced to 2% of the amount annuitized.
(4)	We apply a Market Value Adjustment if you surrender, withdraw, transfer or annuitize Policy Value from the fixed account before the end of the applicable guaranteed interest period. We apply the Market Value Adjustment to the amount taken from the fixed account. A Market Value Adjustment can be a positive or negative. The Market Value Adjustment will never reduce interest rate on amounts allocated to the guaranteed interest period to less than 3%. We will not apply a Market Value Adjustment to the one-year guaranteed interest period or to provide death benefits, nursing home benefits or terminal illness benefits.

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The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.

Periodic Charges other than Portfolio Expenses

Variable Account Annual Expenses (as a % of average daily net assets in each Subaccount during the accumulation period)[5]
Mortality and Expense Risk Charge	1.40%
Administration Charge	0.15%

Total Variable Account Annual Expenses	1.55%

The following table shows the range of portfolio fees and expenses charged by the funds for the fiscal year ended December 31, 2002. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

(5)	We assess the fee for these charges during the accumulation period only. These fees are not assessed after the Annuity Date.

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Range of Annual Operating Expenses for the Portfolios1

	Minimum		Maximum
Total Annual Portfolio Operating Expenses (total of all expenses that are deducted from Portfolio assets, including management fees, 12b-1 fees, and other expenses)	0.29%	—	2.96%

(1)	The portfolio expenses used to prepare this table were provided to Canada Life by the fund(s). Canada Life has not independently verified such information. The expenses are those incurred as of December 31, 2002. Current or future expenses may be greater or less than those shown.

The following table shows the fees and expenses charged by each portfolio for the fiscal year ended December 31, 2002.

Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets):

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Gross Total Annual Expenses
The Alger American Fund (Class O Shares)
Growth Portfolio	0.75%	0.00%	0.10%	0.85%
Leveraged AllCap Portfolio	0.85%	0.00%	0.11%	0.96%
MidCap Growth Portfolio	0.80%	0.00%	0.13%	0.93%
Small Capitalization Portfolio	0.85%	0.00%	0.12%	0.97%

The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Shares)	0.75%	0.00%	0.05%	0.80%

Dreyfus Variable Investment Fund
Appreciation Portfolio	0.75%	0.00%	0.03%	0.78%
Growth and Income Portfolio	0.75%	0.00%	0.05%	0.80%

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Portfolio	Management Fees	12b-1 Fees	Other Expenses	Gross Total Annual Expenses
Fidelity Variable Insurance Products Fund (Initial Class)
Growth Portfolio(1)	0.58%	0.00%	0.09%	0.67%
High Income Portfolio	0.58%	0.00%	0.12%	0.70%
Money Market Portfolio	0.20%	0.00%	0.09%	0.29%
Overseas Portfolio(1)	0.73%	0.00%	0.17%	0.90%
Asset Manager(SM) Portfolio(1)	0.53%	0.00%	0.10%	0.63%
Contrafund® Portfolio(1)	0.58%	0.00%	0.10%	0.68%
Index 500 Portfolio(2)	0.24%	0.00%	0.09%	0.33%
Investment Grade Bond Portfolio(3)	0.43%	0.00%	0.11%	0.54%
Growth Opportunities Portfolio(1)	0.58%	0.00%	0.12%	0.70%

Goldman Sachs Variable Insurance Trust
Capital Growth Fund(4)	0.75%	0.00%	0.85%	1.60%
CORE(SM) U.S. Equity Fund(4)	0.70%	0.00%	0.16%	0.86%
Growth and Income Fund(4)	0.75%	0.00%	0.46%	1.21%

Janus Aspen Series
Flexible Income Portfolio (Service Shares)	0.61%	0.25%	0.05%	0.91%
International Growth Portfolio (Institutional Shares)(8)	0.65%	0.00%	0.09%	0.74%

The Montgomery Funds III
Emerging Markets Funds	1.25%	0.00%	0.43%	1.68%

Seligman Portfolios, Inc.
Communications and Information Portfolio (Class 1)(5)	0.75%	0.00%	0.23%	0.98%
Frontier Portfolio (Class 1)(5)	0.75%	0.00%	0.48%	1.23%
Global Technology Portfolio (Class 2)(5)	1.00%	0.15%	0.80%	1.95%
Small Cap Value Portfolio (Class 2)(5)	1.00%	0.19%	0.18%	1.37%

Van Eck Worldwide Insurance Trust
Worldwide Absolute Return Fund(6)	2.50%	0.00%	0.46%	2.96%
Worldwide Emerging Markets Fund(7)	1.00%	0.00%	0.36%	1.36%
Worldwide Hard Assets Fund(6)	1.00%	0.00%	0.23%	1.23%
Worldwide Real Estate Fund(6)	1.00%	0.00%	0.48%	1.48%

(1)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the portfolio paid was used to reduce the portfolio’s expenses. In addition, through arrangements with the portfolio’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the portfolio’s custodian expenses. After taking into account these voluntary offsets, the Net Total Annual Expenses for the Fidelity VIP Asset Manager Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Growth Opportunities Portfolio, and Fidelity VIP Overseas Portfolio during 2002 were 0.61%, 0.64%, 0.61%, 0.66%, and 0.86%, respectively. These offsets may be discontinued at any time.
(2)	The Fidelity VIP Index 500 Portfolio’s manager has voluntarily agreed to reimburse the class to the extent that Net Total Annual Expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) exceed 0.28% of the average daily net assets. This arrangement can be discontinued by the manager at any time.

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(3)	Through arrangements with the portfolio’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the portfolio’s custodian expenses. After taking into account these voluntary offsets, the Net Total Annual Expenses for the Fidelity VIP Investment Grade Bond Portfolio during 2002 were 0.53%. These offsets may be discontinued at any time.
(4)	Goldman Sachs Asset Management, L.P., the investment adviser to the funds, has voluntarily agreed to reduce or limit certain “Other Expenses” of such funds (excluding management fees, transfer agent fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent such expenses exceed a certain percentage of the fund’s average daily net assets. After taking into account these voluntary arrangements, the Net Total Annual Expenses for the Goldman Sachs VIT Capital Growth Fund and the Goldman Sachs VIT Growth and Income Fund during 2002 were each 1.04%. For the calendar year ended December 31, 2002, there were no expense reductions and limitations for the Goldman Sachs VIT CORESM U.S. Equity Fund. In no event would the Net Total Annual Expenses for the Goldman Sachs VIT CORESM U.S. Equity Fund exceed 0.94%. These expense reductions and limitations may be discontinued or modified by the investment adviser at their discretion at any time.
(5)	The fund manager has voluntarily agreed to reimburse the Seligman Portfolios, Inc. Communications and Information Portfolio, Seligman Portfolios, Inc. Frontier Portfolio, Seligman Portfolios, Inc. Global Technology Portfolio, and Seligman Portfolios, Inc. Small-Cap Value Portfolio to the extent that “Other Expenses” exceed 0.40%, 0.75%, 0.40%, and 0.20% of the average daily net assets, respectively. After taking into account these voluntary arrangements, the Net Total Annual Expenses for the Seligman Portfolios, Inc. Global Technology Portfolio during 2002 were 1.55%.
(6)	The adviser for the Van Eck Worldwide Insurance Trust Worldwide Absolute Return Fund, Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund, and Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund have voluntarily agreed to reduce or limit the “Other Expenses” for the funds. After taking into account these voluntary arrangements, the Net Total Annual Expenses for Van Eck Worldwide Insurance Trust Worldwide Absolute Return Fund, Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund, and Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund during 2002 were 2.50%, 1.20%, and 1.46%, respectively.
(7)	The adviser for the Van Eck Worldwide Insurance Trust Worldwide Emerging Markets Fund have voluntarily agreed to reduce or limit the “Other Expenses” for the fund. The net effect of the expenses reimbursement by the fund’s adviser was 0.03% to the average daily net assets. After taking into account these voluntary arrangements, Net Total Annual Expenses for the fund during 2002 was 1.30%.
(8)	On March 24, 2003, the Berger IPT International Growth Fund (“Berger Fund”) was merged into the Janus International Growth Portfolio (“Janus Fund”), as approved by a vote of the shareholders. The merger occurred at the mutual fund level, resulting in a change in the name of the subaccount, but with no change in either the number of units or the accumulation unit value for the Policyowner.

Annuitization Charge: If you annuitize your Policy, a fee of 3% is deducted from your Cash Surrender Value for administration and sales expenses. If the annuitization bonus is paid, this charge is reduced to 2% of the amount annuitized.

Example(s) of Maximum Charges

This Example is intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity contracts. The Example shows the maximum costs of investing in the Policy, including Policyowner transaction expenses, Variable Account charges, and maximum Annual Portfolio Operating Expenses. The initial premium Bonus Credit, the Persistency Bonus and the Annuitization Bonus are not reflected in the examples.

The Example assumes that you invest $10,000 in the Policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year.

(1)	If you surrender or annuitize the Policy at the end of the applicable time period:

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1 year	3 years	5 years	10 years
$1,172	$1,963	$2,823	$4,622

(2) If you remain invested in the Policy and do not surrender or annuitize the Policy at the end of the applicable time period:

1 year	3 years	5 years	10 years
$452	$1,363	$2,283	$4,622

The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction) or any Market Value Adjustment.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying portfolios and the assessment of Variable Account charges. We have included in Appendix A a financial history of the accumulation unit values for the subaccounts available through this policy.

THE COMPANY AND THE FIXED ACCOUNT

We are a stock life insurance company incorporated under Michigan law on April 12, 1988. Our Administrative Office is located at 6201 Powers Ferry Road, NW, Atlanta, Georgia 30339. We are principally engaged in issuing and reinsuring annuity policies. As of December 31, 2002, our assets approximated $2.9 billion (US dollars).

We are a wholly owned subsidiary of The Canada Life Assurance Company, a Canadian life insurance company headquartered in Toronto, Ontario, Canada. The Canada Life Assurance Company commenced insurance operations in 1847 and has been actively operating in the United States since 1889. As of December 31, 2002, the consolidated assets of The Canada Life Assurance Company approximated $38 billion (US dollars).

Proposed Merger. On May 5, 2003, Canada Life Financial Corporation (“CLFC”), the ultimate corporate parent of Canada Life Insurance Company of America, will submit to the registered holders of its Common Shares a proposal, which, if adopted, will result in a change of control of CLFC. The CLFC Board of Directors has unanimously endorsed approval of the proposed transactions by the CLFC shareholders. Subject to all necessary approvals, including approval of various regulatory authorities, this transaction is expected to occur on July 10, 2003. For more information concerning this proposed transaction, see the Directors’ Circular at www.canadalife.com.

We share our A.M. Best rating with our parent company, and from time to time we will quote this rating and our ratings from Standard & Poor’s Corporation and/or Moody’s Investors Service for claims paying ability. These ratings relate to our financial ability to meet our contractual obligations under our insurance policies. Obligations under the Policies are obligations of Canada Life Insurance Company of America.

The Fixed Account

The fixed account is part of our general account. We assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations. The fixed account does not participate in the investment performance of the Subaccounts.

The fixed account is not registered with the SEC under the Securities Act of 1933 (the 1933 Act). Neither the fixed account nor the general account has been registered as an investment company under the Investment Company Act of 1940. So, neither the fixed account nor the general account is generally subject to regulation under either Act. However, certain disclosures may be subject to generally applicable provisions of the federal securities laws regarding the accuracy of statements made in a registration statement.

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The fixed account offers a guarantee of principal, after deductions for fees and expenses. We also guarantee that you will earn interest at a rate of at least 3% per year on amounts in the fixed account. We do not rely on predetermined formulas to set fixed account interest rates.

The fixed account may not be available in all states.

Fixed Account Value

The fixed account value is equal to:

•	any premium payments, plus any portion of the initial premium Bonus Credit, plus any portion of any Persistency Bonus that are allocated to the fixed account; plus

•	any amounts transferred into the fixed account; plus

•	any guaranteed interest credited on amounts held in the fixed account; minus

•	any charges imposed on amounts in the fixed account in accordance with the terms of the Policy.

Guaranteed Interest Accounts

You may allocate some or all of your premium payments (including any initial premium Bonus Credit) to, and make transfers from the Subaccounts and maturing guaranteed interest account into, the guaranteed interest accounts of the fixed account. Amounts in the guaranteed interest accounts will earn interest at a guaranteed interest rate that is an annual effective rate of interest.

Currently, you may select a guaranteed interest account with a duration of 1, 3, 5, 7 or 10 years, although we may not offer all these duration’s in the future. We will always offer a 1-year duration. The duration you select (also called the guaranteed interest period) will determine the interest rate we credit. We will credit your allocation with the guaranteed interest rate for the duration you select, so long as you do not surrender, withdraw, transfer or annuitize amounts in the guaranteed interest account before the end of the guaranteed interest period.

If you keep the full amount in a guaranteed interest account until the end of the guaranteed interest period, the value of the amount will equal the amount you originally placed in the guaranteed interest account increased by the interest rate, annually compounded, for that guaranteed interest period. If you surrender, withdraw, transfer or annuitize amounts in the guaranteed interest account before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the amount of the transaction being taken from the guaranteed interest account.

The fixed account, the Market Value Adjustment and certain guaranteed interest periods might not be available in all jurisdictions. The fixed account does not participate in the investment performance of the Subaccounts

Guaranteed Interest Periods

A guaranteed interest period is a specific interval of time over which the amount in the guaranteed interest account will be credited with interest at a guaranteed rate. The guaranteed interest period begins on the date the premium is allocated to, or Policy Value is transferred to, the guaranteed interest account with a specific duration. The guaranteed interest period ends on the last calendar day of the month when the number of years in the period (measured from the end of the month when the allocation was made) has elapsed.

Once you have allocated or transferred an amount to a guaranteed interest account with a specified guaranteed interest period and interest rate, the interest rate will not change. Different allocations you make to the guaranteed interest account may be credited with different interest rates, depending on the timing of your allocation.

Expiration and Automatic Renewal of Interest Rates in the Guaranteed Interest Accounts

During the 30-day period following the end of a guaranteed interest period, you may transfer the amount in the guaranteed interest account to the Subaccounts or to a different guaranteed interest account. A Market Value Adjustment will not apply if you surrender, withdraw, transfer or annuitize the amounts in the guaranteed interest account during that 30-day window. During the 30-day window at the end of a guaranteed interest period, we will credit interest at an annual effective rate of 3% to the amounts in the guaranteed interest account. If you place the amount in another guaranteed interest account, we will credit

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the interest rate for that account during the 30-day period. If we do not receive written notice from you during the 30-day window, we will automatically begin another guaranteed interest period of the same duration as the previous guaranteed interest period.

If the same duration is not available, or if renewal of the same duration would continue the Policy beyond the Annuity Date, we will automatically begin a one-year guaranteed interest period on the first day after the end of the 30-day window. Your Policy Value in the guaranteed interest account will earn interest at the guaranteed rate that we have declared for that duration.

Market Value Adjustment

If you surrender, withdraw, transfer, or annuitize before the end of a guaranteed interest period, we will apply a Market Value Adjustment to the amount of that transaction that is taken from the guaranteed interest account. A Market Value Adjustment will either increase or decrease the amount in the guaranteed interest account. A Market Value Adjustment never results in a reduction in interest to less than 3 percent per year on the amount that you allocated to the guaranteed interest account. This adjustment does not apply to the one-year guaranteed interest period. The Market Value Adjustment resets at the start of each guaranteed interest period.

A Market Value Adjustment compares:

(i)	the guaranteed interest rate that applied to the guaranteed interest period being surrendered, withdrawn, transferred, or annuitized; with
(ii)	the current guaranteed interest rate that we are crediting to a guaranteed interest period of the same duration.

If an equal guaranteed interest period is not offered, we will use the linear interpolation of the guaranteed interest rates for the guaranteed interest periods closest in duration that are offered. Any surrender, withdrawal, transfer or annuitization of the amounts in a guarantee interest account is subject to a Market Value Adjustment, unless:

•	the date of the surrender, withdrawal, transfer, or annuitization is within 30 days after the end of a guaranteed interest period;

•	the surrender, withdrawal, transfer or annuitization is from the one-year guaranteed interest period; or

•	the surrender, withdrawal or transfer is to provide death benefits, nursing home benefits, or terminal illness benefits.

The Market Value Adjustment will be applied after deducting any transfer fees, but before deducting any surrender charges or taxes due. See Appendix A for an example.

On the date the Market Value Adjustment is to be applied, one of the following will happen:

•	If the guaranteed interest rate we are crediting to your guaranteed interest account, less 0.50%, is less than the guaranteed interest rate that we are currently crediting to a new guaranteed interest period of the same duration, then the Market Value Adjustment will be negative and will result in a payment of an amount that is less than the amount being surrendered, withdrawn, transferred, or annuitized.

Example: The rate we are crediting to your 3-year guaranteed interest account is 6.0%. In year 2, you wish to take a withdrawal. At that time, the rate we are crediting to a new 3-year guaranteed interest period is 6.5%. Because 6.0% - 0.50% (5.5%) is less than current rate of 6.5%, the Market Value Adjustment will be negative.

•	If the guaranteed interest rate we are crediting to your guaranteed interest account is greater than 0.50% plus the guaranteed interest rate that we are currently crediting to a new guaranteed interest period of the same duration, then the Market Value Adjustment will be positive and will result in the payment of an amount greater than the guarantee amount (or portion thereof) being surrendered, withdrawn, transferred, or annuitized.

Example: The rate we are crediting to your 3-year guaranteed interest account is 6.0%. In year 2, you wish to take a withdrawal. At that time, the rate we are crediting to a new 3-year guaranteed interest period is 5.0%. Because 6.0% is greater than 5.0% + 0.5% (5.5%), the Market Value Adjustment will be positive.

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We compute the Market Value Adjustment by multiplying the amount being surrendered, withdrawn, transferred, or annuitized by the Market Value Adjustment Factor. The Market Value Adjustment Factor is calculated as follows:

Market Value Adjustment Factor = Lesser of	(a)	(1 + i) n/12	-1

		(1 +r + .005) n/12

OR	(b)	.05

where:

“i”	is the guaranteed interest rate we have been crediting to the amount you are surrendering, withdrawing, transferring or annuitizing;

“r”	is the guaranteed interest rate that we are currently crediting to a new guaranteed interest period of the same duration as the guaranteed interest account in (i); and

“n”	is the number of months remaining until the expiration of the guaranteed interest period for the amount you are surrendering, withdrawing, transferring or annuitizing.

There is no definitive guidance on the proper tax treatment of Market Value Adjustments, and you may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser.

THE VARIABLE ACCOUNT AND THE PORTFOLIOS

The Variable Account

We established the Canada Life of America Variable Annuity Account 1 (the Variable Account) as a separate investment account on July 22, 1988, under Michigan law. Although we own the assets in the Variable Account, these assets are held separately from our other assets and are not part of our general account. The income, gains or losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account in accordance with the policies without regard to our other income, gains or losses. The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct. We have the right to transfer to our general account any assets of the Variable Account that are in excess of such reserves and other liabilities.

The Variable Account is registered with the Securities and Exchange Commission (the SEC) as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a “separate account” under the federal securities laws. However, the SEC does not supervise the management, investment policies or practices of the Variable Account.

The Variable Account currently is divided into Subaccounts, each of which invests its assets in shares of the corresponding portfolio of the funds described below.

The Portfolios

Shares of a portfolio can be purchased and redeemed for a corresponding Subaccount at their net asset value. Any amounts of income, dividends and gains distributed from the shares of a portfolio are reinvested in additional shares of that portfolio at their net asset value. The funds’ prospectuses define the net asset value of portfolio shares.

The funds are management investment companies with one or more investment portfolios. Each fund is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the company or the portfolios by the SEC.

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The funds may, in the future, create additional portfolios that may or may not be available as investment options under the Policies. Each portfolio has its own investment objectives and the income and losses for each portfolio are determined separately for that portfolio.

The investment objectives and policies of certain portfolios of the funds are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios of the funds, however, may differ from the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios of the funds will be comparable to the investment results of any other portfolio, even if the other portfolios have the same investment adviser or manager.

We may receive significant compensation from the investment adviser of a portfolio (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the portfolios and their availability through the Policies. We (or our affiliates) also receive all or some of the 12b-1 fees deducted from portfolio assets. The amount of this compensation is based upon a percentage of the assets of the portfolio attributable to the Policies and other contracts issued by us. These percentages differ (up to a 0.25% maximum), and some advisers (or affiliates) may pay us more than others.

The following is a brief description of the investment objectives of each of the funds’ portfolios. No one can promise that any portfolio will achieve its stated objective. Please see the attached prospectuses for the funds for more detailed information, including a description of risks and expenses.

Certain portfolios have similar investment objectives and/or policies. You should read the prospectus for each portfolio carefully before you invest, and consider which portfolios meet your financial goals and objectives.

Portfolio	Investment Objective and Investment Adviser
Alger American Growth Portfolio	Seeks long-term capital appreciation. The investment adviser is Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio	Seeks long-term capital appreciation. The investment adviser is Fred Alger Management, Inc.
Alger American MidCap Growth Portfolio	Seeks long-term capital appreciation. The investment adviser is Fred Alger Management, Inc.
Alger American Small Capitalization Portfolio	Seeks long-term capital appreciation. The investment adviser is Fred Alger Management, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc. (Initial shares)	Seeks to provide capital growth; current income is a secondary goal. The investment adviser is The Dreyfus Corporation.
Dreyfus VIF-Appreciation Portfolio (Initial shares)

Seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. The investment adviser is The Dreyfus Corporation            , and Fayez Sarofim & Co. is the sub-advisor

Dreyfus VIF-Growth and Income Portfolio (Initial shares)	Seeks long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The investment adviser is The Dreyfus Corporation.
Fidelity VIP Growth Portfolio (Initial Class)	The fund seeks to achieve capital appreciation. The Investment Adviser is Fidelity Management & Research Company, Boston, MA and the Investment Sub-Adviser is FMR Co., Inc.
Fidelity VIP High Income Portfolio (Initial Class)

Seeks high level of current income while also considering growth of capital. The Investment Adviser is Fidelity Management & Research Company, Boston, MA and the Investment Sub-Advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

Fidelity VIP Money Market Portfolio (Initial Class)

Seeks as high a level of current income as is consistent with preservation of capital and liquidity. The Investment Adviser is Fidelity Management & Research Company, Boston, MA and the Investment Sub-Advisers are FMR Co., Inc. and Fidelity Investments Money Management, Inc.

Fidelity VIP Overseas Portfolio (Initial Class)

Seeks long-term growth of capital. The Investment Adviser is Fidelity Management & Research Company, Boston, MA and the Investment Sub-Advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.

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Portfolio	Investment Objective and Investment Adviser
Fidelity VIP Asset Manager Portfolio (Initial Class)

Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments. The Investment Adviser is Fidelity Management & Research Company, Boston, MA and the Investment Sub-Advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity Investments Money Management, Inc. and Fidelity Investments Japan Limited.

Fidelity VIP Contrafund Portfolio (Initial Class)

Seeks long-term capital appreciation. The Investment Adviser is Fidelity Management & Research Company, Boston, MA and the Investment Sub-Advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

Fidelity VIP Index 500 Portfolio (Initial Class)

Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor’s 500 Index(S&P 500). The Investment Adviser is Fidelity Management & Research Company, Boston, MA and the Investment Sub-Adviser is FMR Co., Inc.

Fidelity VIP Investment Grade Bond Portfolio (Initial Class)

Seeks as high a level of current income as is consistent with the preservation of capital. The Investment Adviser is Fidelity Management & Research Company, Boston, MA and the Investment Sub-Advisers are FMR Co., Inc. and Fidelity Investments Money Management, Inc.

Fidelity VIP Growth Opportunities Portfolio (Initial Class)

Seeks to provide capital growth. The Investment Adviser is Fidelity Management & Research Company, Boston, MA and the Investment Sub-Advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

Goldman Sachs VIT Capital Growth Fund	Seeks long-term growth of capital. The investment adviser Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT CORESM U.S. Equity Fund	Seeks long-term growth of capital and dividend income. The investment adviser is Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Growth and Income Fund	Seeks long-term growth of capital and growth of income. The investment adviser is Goldman Sachs Asset Management, L.P.
Janus Aspen Flexible Income Portfolio	Seeks to obtain maximum total return, consistent with preservation of capital. The investment adviser is Janus Capital Management LLC.
Janus International Growth Portfolio	Seeks long-term growth of capital. The investment adviser is Janus Capital Management LLC.
Montgomery Variable Series: Emerging Markets Fund	Seeks long-term capital appreciation. The investment adviser is Montgomery Asset Management, LLC.
Seligman Communications and Information Portfolio	Seeks to produce capital gain. The investment adviser is J. & W. Seligman & Co. Incorporated.
Seligman Frontier Portfolio	Seeks growth of capital; income may be considered, but will be incidental to the Portfolio’s investment objective. The investment adviser is J. & W. Seligman & Co. Incorporated.
Seligman Global Technology Portfolio	Seeks long-term capital appreciation. The investment adviser is J. & W. Seligman & Co. Incorporated.
Seligman Small-Cap Value Portfolio	Seeks long-term capital appreciation. The investment adviser is J. & W. Seligman & Co. Incorporated.
Van Eck Worldwide Emerging Markets Fund	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The investment adviser is Van Eck Associates Corporation
Van Eck Worldwide Real Estate Fund

Seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry. The investment adviser is Van Eck Associates Corporation.

Van Eck Worldwide Hard Assets Fund	Seeks long-term capital appreciation by investing primarily in “hard asset securities.” Income is a secondary consideration. The investment adviser is Van Eck Associates Corporation.
Van Eck Worldwide Absolute Return Fund	Seeks to achieve consistent absolute (positive) returns in various market cycles. The investment adviser is Van Eck Associates Corporation.

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Availability of the Portfolios

We cannot guarantee that each portfolio will always be available for investment through the Policy.

We reserve the right, subject to applicable law, to add, delete, and substitute shares of another portfolio of the funds or shares of another registered open-end investment company if, in our judgment, investment in shares of a current portfolio(s) is no longer appropriate. We may also add, delete, or substitute shares of another portfolio of the funds or shares of another registered open-end investment company only for certain classes of Owners. New or substitute portfolios or funds may have different fees and expenses and may only be offered to certain classes of Owners. These decisions will be based on reasons such as a change in investment objective, a change in the tax laws, or the shares are no longer available for investment. We will first obtain SEC and/or any applicable state approval, if such approval is required by law.

When permitted by law, we also reserve the right to:

•	create new separate accounts;

•	combine separate accounts, including the Canada Life of America Variable Annuity Account 2;

•	remove, close, combine or add Subaccounts and make the new Subaccounts available to Owners at our discretion;

•	add new portfolios of the funds or of other registered investment companies;

•	deregister the Variable Account under the 1940 Act if registration is no longer required;

•	make any changes required by the 1940 Act; and

•	operate the Variable Account as a managed investment company under the 1940 Act or any other form permitted by law.

If a change is made, we will send you a revised prospectus and any notice required by law.

PURCHASE OF A POLICY

The accumulation period begins when you make your first premium payment, and continues until you begin to receive annuity payments during the payout period. The accumulation period also will end if you terminate your Policy, including if you fully withdraw your Policy Value before the payout period.

You may make premium payments at any time during the accumulation period until the Annuity Date. You must obtain our prior approval before your total premiums paid can exceed $1,000,000.

Initial Premium

You must submit a complete application and check made payable to us for the initial premium. The following chart outlines the minimum initial premium we require:

Type of Policy	Minimum Initial Premium Accepted*
Policy is an IRA	$15,000
Policy is not an IRA	$15,000

*	We reserve the right to lower or raise the minimum initial premium.

The application must meet our underwriting standards. The application must be properly completed and accompanied by all the information we need to process it, and be accompanied by the initial premium. We will not issue you a Policy if you are older than age 80 at the time we receive the application at the Administrative Office.

We will normally accept the application and apply the initial premium (plus the Bonus Credit) within two business days of receipt at our Administrative Office. However, we may hold the premium for up to five business days while we attempt to complete the processing of an incomplete application. If this cannot be done within five business days, we will inform you of the reasons for the delay and immediately return the premium, unless you specifically consent to our keeping the premium until

21

the application is made complete. We will then apply the initial premium (plus the Bonus Credit) within two business days of when the application is correctly completed.

The date we credit your initial premium payment (plus any Bonus Credit) to your Policy is the Policy Date. We will credit your initial premium payment to the Subaccounts at the accumulation unit value next computed at the end of the Policy Date.

“Section 1035” Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old policy, and there will be a new surrender charge period for this Policy, other charges may be higher (or lower), and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may also have to pay federal income tax (and a federal penalty tax if you have not reached 59 ½) on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

Ten Day Right to Examine Policy

You have the right to cancel the Policy for any reason within 10 days after you receive it. In some jurisdictions, this period may be longer. To cancel the Policy, you must send a written request for cancellation and return the original Policy or send a Lost Policy Statement to us by mail to the Administrative Office before the end of the right to examine period.

On the Policy Date, we will direct the initial premium and the Bonus Credit to the Subaccounts and/or to the guaranteed interest accounts that you selected on your application, based on the percentages you specified.

Depending on your state of residence, if you cancel your Policy during the right to examine period, your refund will equal one of the following amounts:

1.	if your Policy Value increased or has stayed the same, your refund will equal the Policy Value on the date we received the returned Policy at the Administrative Office, minus any initial premium Bonus Credit, and minus any withdrawals. We will credit back to you any Subaccount charges we deducted on or before the date we received the returned Policy;

2.	if your Policy Value decreased, your refund will equal your Policy Value, minus any initial premium Bonus Credit, and minus any withdrawals. We will credit back to you any Subaccount charges deducted on or before the date we received the returned Policy, and any investment loss attributable to the initial premium Bonus Credit as of the date we received the returned Policy; or

3.	if greater than 1 or 2 and if required by the law of your state, your premium payments minus any withdrawals you made.

We will calculate the amount of the refund as of the date we first receive all paper work in good order and Policy.

If your state requires a return of Policy Value, or has no mandate, you will receive any gains and we bear any losses attributable to the initial premium Bonus Credit during the right to examine period. However, you bear the investment risk for premium payments allocated to the Subaccounts during the right to examine period. We do not assess a surrender charge on your refund.

If your state requires a return of premiums paid, we will receive any gains or bear any losses from the investment of your premium payment and the initial premium Bonus Credit during the right to examine period in the Subaccounts you selected on your application.

We will pay the refund within 7 days after we receive your Policy and written request for cancellation of the Policy in the Administrative Office. The Policy will be void once we issue your refund.

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Initial Premium Bonus Credit

If the annuitant is 80 years old or younger when we receive your application at the Administrative Office, we will apply a Bonus Credit to the initial premium you pay into the Policy. The Bonus Credit is:

•	4% of the initial premium for an annuitant who is 65 years old or younger,

•	3% of the initial premium for an annuitant who is 66 – 70 years old, and

•	2% of the initial premium for an annuitant who is 71 – 80 years old.

For purposes of computing the Bonus Credit, we measure the annuitant’s age as of the date we receive your application at the Administrative Office. If the Policy application names joint annuitants, we will use the age of the older annuitant to determine the amount of the Bonus Credit. We will credit the Bonus Credit on the Policy Date to the Subaccounts and/or to the guaranteed interest accounts in the same proportions you selected on your application.

Additional premium payments will not receive a Bonus Credit.

We fund the Bonus Credit from our general account, with any profits derived from the mortality expense risk charge and from the surrender charges assessed under this Policy. Over time, the amount of the charges for the Bonus Credit may exceed the amount of the Bonus Credit, and may result in a profit to us.

Electronic Data Transmission of Application Information

In certain states, we may accept electronic data transmission of application information accompanied by a wire transfer of the initial premium. Contact us to find out about state availability.

When we receive the electronic data and wire transmittal, we will process the information and allocate the premium payment according to your instructions. We will then send a Policy and verification letter to you to sign.

During the period from receipt of the initial premium until the signed verification letter is received, no financial transactions may be executed under the Policy, unless you request such transactions in writing and provide a signature guarantee.

Premium Allocation

You elect on your application how you want your initial premium (plus the Bonus Credit and less any applicable premium taxes) to be allocated among the Subaccounts and the guaranteed interest accounts. Any additional premiums will be allocated in the same manner as the most recent allocation applied to your Policy unless, at the time of payment, we have received your written notice to the contrary.

We cannot guarantee that a Subaccount or shares of a portfolio will always be available. If you request that all or part of a premium be allocated to a Subaccount that is not available, we will immediately return that portion of the premium to you, unless you specify otherwise.

Additional Premium

You may make additional premium payments at any time before the Annuity Date. Our prior approval is required before we will accept an additional premium that, together with the total of other premiums paid, would exceed $1,000,000. We will apply additional premiums as of the date they are received at our Administrative Office, provided we receive the premium before the close of our business day, usually 4:00 p.m. Eastern Time. If we receive the premium after the close of our business day, we will apply it to your Policy as of the next business day. We will send you a confirmation statement for each additional premium payment.

The following chart outlines the minimum additional premium we will accept:

Type of Policy	Minimum Additional Premium Accepted*
Policy is an IRA	$1,000
Policy is not an IRA	$1,000
Policy is IRA and PAC agreement** for additional premiums submitted	$ 100
Policy is not an IRA and PAC agreement for additional premiums submitted	$ 100

*	We reserve the right to lower or raise the minimum additional premium.

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**	For more information on PAC agreements, see “Pre-Authorized Check Agreement Plan”.

Persistency Bonus

If you remain in the Policy for 8½ years, you will receive a Persistency Bonus during the ninth and each succeeding Policy year. We will credit the Persistency Bonus on the sixth (6th) Policy month after each Policy anniversary (“Persistency Bonus Crediting Date”), beginning with the eighth (8th) Policy anniversary and continuing thereafter each year on each Persistency Bonus Crediting Date until the Annuity Date.

The Persistency Bonus equals 0.25% of your Policy Value on the applicable Persistency Bonus Crediting Date. We will credit the Persistency Bonus to your Policy on a pro rata basis in accordance with the percentage of Policy Value in each Subaccount and guaranteed interest account.

Example

Suppose you purchase a Policy on January 1, 2002 for $50,000. Suppose that by July 1, 2010, your Policy Value has increased to $100,000. On July 1, 2010, we will credit your Policy with a Persistency Bonus equal to $250 ($100,000 X .0025). On July 1, 2011, we will credit another Persistency Bonus to your Policy, equal to 0.25% of the Policy Value on July 1, 2011, and so forth each succeeding year during the accumulation period.

If on July 1, 2001 you had allocated your Policy Value so that 50% was in the VIP Growth Subaccount, 40% was in the International Subaccount, and 10% was in the one-year guaranteed interest account, then we would credit the Persistency Bonus of $250 so that 50% ($125) was placed in the VIP Growth Subaccount, 40% ($100) was in the International Subaccount and 10% ($25) was in the one-year guaranteed interest account.

POLICY VALUES

Policy Value

The Policy Value is the sum of: the value of amounts you have allocated to the Subaccounts; and the value of amounts you have allocated to the fixed account. If you withdraw a portion of the Policy Value, we will deduct a proportionate amount from each Subaccount and each guaranteed interest account in the fixed account, based on current cash values, unless you direct us to do otherwise.

Subaccount Values

Each business day, Subaccount values will change to reflect the investment performance of the underlying portfolios, net premium payments we receive, full or partial withdrawals taken, transfers, and charges assessed in connection with the Policy. There are no guaranteed Subaccount values.

We determine the value of each Subaccount at the end of each business day. We determine your Policy’s value in each Subaccount by multiplying a Subaccount’s accumulation unit value for the relevant valuation period by the number of accumulation units of that Subaccount that are allocated to your Policy.

On the Policy Date, we convert the portion of your initial premium (plus Bonus Credit) allocated to the Subaccounts into accumulation units. Thereafter, we convert any amounts you allocate or transfer to the Subaccounts (including any Persistency Bonus) into accumulation units at the end of each business day.

We determine the number of accumulation units to be credited to your Policy by dividing the dollar amount you allocate or transfer to a Subaccount by the accumulation unit value for that Subaccount at the end of the business day during which we receive your allocation or transfer request. The number of accumulation units in any Subaccount will be increased at the end of the business day by: any net premium payments we received during the current business day; any Persistency Bonus credited, and any amounts you requested be transferred to the Subaccount during the current business day.

We will process any amounts transferred from, or withdrawn from a Subaccount by canceling accumulation units. We will determine the number of accumulation units to be cancelled by dividing the dollar amount being removed from a Subaccount by

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the accumulation unit value for that Subaccount at the end of the business day during which we received your request to transfer or withdraw. We will reduce the number of accumulation units in any Subaccount at the end of the business day by:

•	any amounts transferred (including any applicable transfer fee) from that Subaccount;

•	any amounts withdrawn on that business day; and

•	any surrender charge or premium tax assessed upon a partial withdrawal or surrender.

Accumulation Unit Value

The accumulation unit value for each Subaccount’s first valuation period is set at $10. After that, the accumulation unit value is determined by multiplying the accumulation unit value at the end of the immediately preceding valuation period by the net investment factor for the current valuation period. The net investment factor reflects the Subaccount charges. The accumulation unit value for a valuation period applies to each day in that period. The accumulation unit value may increase or decrease from one valuation period to the next.

Net Investment Factor

The Net Investment Factor is an index that measures the investment performance of a Subaccount from one valuation period to the next. Each Subaccount has a Net Investment Factor, which may be greater than or less than 1.

The Net Investment Factor for each Subaccount for a valuation period equals 1 plus (or minus) the rate of return earned by the portfolio in which the Subaccount invests, adjusted for taxes charged or credited to the Subaccount, the mortality and expense risk charge, and the daily administration fee.

TRANSFERS

Transfer Privilege

Before the Annuity Date, you may transfer all or a part of an amount in a Subaccount to another Subaccount or to a guaranteed interest account. You also can transfer an amount in a guaranteed interest account to a Subaccount or another guaranteed interest account. Transfers are subject to the following restrictions:

1.	transfers must be at least $250;

2.	a transfer that would reduce the amount in that Subaccount or guaranteed interest account below $500 will be treated as a transfer request for the entire amount in that Subaccount or guaranteed interest account; and

3.	transfers from the guaranteed interest accounts, except from the one-year guaranteed interest account, may be subject to a Market Value Adjustment.

We will make all transfers as of the business day on which we receive your written or faxed request (or telephone authorization) to transfer, provided we receive it at our Administrative Office before the close of our business day, usually 4:00 p.m. Eastern Time. The transfer will be processed based on the accumulation unit values determined at the end of the business day on which we receive your request. If we receive your request after the close of our business day, we will make the transfer as of the next business day. There currently is no limit on the number of transfers that you can make before the Annuity Date among or between Subaccounts or to the fixed account. We reserve the right to discontinue transfer privileges, modify our procedures, change our minimum transfer amount requirements, or limit the number of transfers we permit.

Excessive Trading Limits

Some Policy owners may use market timing firms or other third parties to make transfers on their behalf. Activity by such market timing firms or third parties may result in unusually large transfers of funds which, in turn, may interfere with our ability or the ability of the underlying fund to process transactions. Such excessive trading also may adversely affect the performance of the Subaccounts.

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We reserve the right to limit transfers in any Policy year, or to refuse any of your transfer requests if:

•	we believe, in our sole discretion, that excessive trading, a specific transfer request, or a group of transfer requests by an owner or the owner’s agent may have a detrimental effect on the accumulation unit values of any Subaccount or the share prices of any portfolio or would be detrimental to other Owners; or

•	we are informed by one or more portfolios that they intend to restrict the purchase of portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of portfolio shares.

We may apply the restrictions in a manner reasonably designed to prevent transfers that we consider to be disadvantageous to other Owners. If your request is not processed, it will not be counted as a transfer for purposes of determining the number of free transfers executed.

Telephone and Fax Transfer Requests

We can process your transfer request by phone if you have completed our administrative form or initialed the authorization box on your application. The authorization will remain effective until we receive your written revocation or we discontinue this privilege. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we do not employ such reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording telephone calls and obtaining personal security codes and policy number before we process any transfers.

We also accept transfer instructions provided to us via fax at 888-670-4836. Any correspondence or any faxed instructions sent to another number will not be considered received until received in the Administrative Office. The address for the Administrative Office is Administrative Office, P.O. Box 105662, Atlanta, Georgia 30348.

We cannot guarantee that telephone and faxed transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

We cannot accept or process transfer requests left on our voice mail system, although transfers through our Intouch® Voice Response System or Annuity Online are acceptable.

Transfer Fee

There is no limit to the number of transfers that you can make between Subaccounts or the guaranteed interest accounts. The first 12 transfers during each Policy year are currently free. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy year. A transfer request (including mailed, faxed and telephone requests) is considered to be one transfer, regardless of the number of Subaccounts or guaranteed interest periods affected by the request. The processing fee will be deducted proportionately from the receiving Subaccounts and guaranteed interest accounts. The $25 transfer fee is waived when you use the Intouch® Voice Response System, portfolio rebalancing, and dollar cost averaging services.

OWNER SERVICES

Intouch® Voice Response System

The Intouch® Voice Response System is our interactive voice response system that you can access through your touch-tone telephone. Use of this service allows you to:

•	obtain current Subaccount balances;

•	obtain current Policy and accumulation unit values;

•	change your Subaccount allocations; and

•	transfer amounts between Subaccounts or to the guaranteed interest accounts.

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Transfers from the guaranteed interest accounts, other than from the one-year guaranteed interest account, are not permitted under the Intouch® Voice Response System. Your Policy number and personal identification number, which we issue to you to ensure security, are required for any transfers and/or allocation changes.

When using the Intouch® Voice Response System, you will not be assessed a transfer fee regardless of the number of transfers made per Policy year.

Annuity Online

Annuity Online is our online annuity system that you can access from our website. Use of this service allows you:

•	Instant Access to your policy information including transaction history;

•	The ability to transfer money between Subaccounts;

•	The ability to change future Subaccount allocations.

Annuity Online also provides up to date information on: Unit Values, Current Interest Rates, Fixed Accounts Interest Rates and Current Product Prospectuses.

Pre–Authorized Check Agreement Plan (PAC)

You may choose to have monthly premiums automatically collected from your checking or savings account pursuant to a pre-authorized check agreement plan (PAC). You may terminate this plan by providing us with 30 days advance written notice. We may terminate this plan upon 30 days advance written notice to you, or at any time that a payment has not been paid by your bank. This option is not available on the 29th, 30th or 31st day of each month. There is no charge for this feature.

Dollar Cost Averaging

The dollar cost averaging program permits you to systematically transfer specified amounts from any Subaccount or one-year guaranteed interest account to any other Subaccounts or guaranteed interest accounts on a monthly basis. Transfers under this program are subject to our administrative procedures and restrictions regarding transfers. (See “Transfer Privilege.”)

The amount transferred must be at least $250. The amount transferred will purchase more accumulation units of a Subaccount when its accumulation unit value is lower, and fewer accumulation units when that value is higher. Over time, the cost per accumulation unit averages out to less than if all purchases had been made at the highest value, and greater than if all purchases had been made at the lowest value. Dollar Cost Averaging reduces the risk of making purchases only when the price of accumulation units is high. It does not assure a profit or protect against a loss in declining markets. Before deciding to use the Dollar Cost Averaging program, you should discuss the benefits and risks of the program with your registered representative.

To begin Dollar Cost Averaging, please contact our Administrative Office to obtain a copy of our Dollar Cost Averaging form, complete the form and return it to the Administrative Office. We will continue to process transfers until one of the following occurs:

•	the entire value of the Subaccount or the one-year guaranteed interest period is completely depleted; or

•	we receive your written notice to stop the monthly transfers; or

•	we discontinue this privilege.

This option is not available on the 29th, 30th or 31st day of a month. There is no charge for this feature. A transfer under the Dollar Cost Averaging program is not a transfer for purposes of assessing a transfer charge. We reserve the right to change our procedures or to discontinue the Dollar Cost Averaging privilege upon 30 days written notice to you.

Automatic Portfolio Rebalancing

Once you have allocated your money among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to rebalance your Subaccount value periodically—on a monthly, quarterly, semi-annual or annual basis—to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole

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percentages and must be at least 1% per allocation. We make no representation or guarantee that portfolio rebalancing will result in a profit, protect you against loss or ensure that you meet your financial goals.

To begin Automatic Portfolio Rebalancing, please contact our Administrative Office to obtain a copy of our Automatic Portfolio Rebalancing form, complete the form and return it to the Administrative Office. We will begin Automatic Portfolio Rebalancing once we receive your completed form. Participation in Automatic Portfolio Rebalancing is voluntary and you can modify or discontinue it at any time by sending us written notice. Automatic Portfolio Rebalancing is not available for the fixed account.

Once you elect Automatic Portfolio Rebalancing, we will continue to perform Portfolio rebalancing until you instruct us to stop. An Automatic Portfolio Rebalancing transfer is not considered a transfer for purposes of assessing a transfer charge. This option is not available on the 29th, 30th or 31st day of a month. There is no charge for this feature.

We reserve the right to change our procedures or discontinue offering Automatic Portfolio Rebalancing upon 30 days written notice to you.

Systematic Withdrawal Privilege

You may elect to use the Systematic Withdrawal Privilege (SWP) to withdraw a fixed amount from the Subaccounts and the 1 year guaranteed interest account on a monthly, quarterly, semi-annual or annual basis, beginning 30 days after the Policy Date.

To begin SWP, please contact our Administrative Office to obtain a copy of our SWP form, complete the form and return it to the Administrative Office. Allow 30 days for processing. Each systematic withdrawal payment must be at least $250.

We will assess surrender charges on SWP withdrawals, unless surrender charges no longer apply to the amounts withdrawn or the amount you withdraw qualifies as a free withdrawal amount: The free withdrawal amount in any Policy year is equal to:

•	100% of investment earnings in the Subaccounts during the previous Policy year, plus 100% of interest earned in the fixed account during the previous Policy year; plus

•	10% of premiums remaining that you paid into the Policy up to the date of the withdrawal request.*

*	No more than 10% of remaining premiums may be withdrawn in a single Policy year, even if you have not withdrawn the maximum amount in previous years. We will make withdrawals first from the oldest premiums paid. The initial premium Bonus Credit and Persistency Bonus are not subject to surrender charges.

Systematic withdrawals of the free withdrawal amount will be made by first transferring the full free withdrawal amount to the one-year guaranteed interest account. The SWP will then be set up on this amount from the one-year guaranteed interest account. If you withdraw or surrender the amounts in the one-year guaranteed interest account before the end of the systematic withdrawal period, then SWP may be terminated. In that case, there is no remaining free withdrawal until the next Policy year.

Surrender charges do not apply to amounts required to be withdrawn from a Qualified Policy, pursuant to the minimum required distribution rules under federal tax laws. Such waiver of surrender charge for minimum required distribution does not apply to withdrawals from this Policy to satisfy minimum distribution requirements for other investments.

If applicable, a charge for premium taxes may be deducted from each systematic withdrawal payment. Withdrawals from a guaranteed interest period other than from the one-year guaranteed interest period may be subject to a Market Value Adjustment. We do not deduct any other charges for this privilege. In certain circumstances, amounts withdrawn pursuant to a systematic withdrawal option may be included in an owner’s gross income and may be subject to penalty taxes.

Withdrawal Limits on SWP

Once you decide on the dollar amount you want to receive under the SWP program, that dollar amount will remain fixed until the next Policy anniversary. You may change the dollar amount of a SWP withdrawal for the next Policy year, provided we receive your written request to change the amount at least seven days before the Policy anniversary.

SWP will end at the earliest of the date:

•	when the Subaccounts and guaranteed interest accounts you specified for those withdrawals have no remaining amount to withdraw;

•	the Cash Surrender Value is reduced to $5,000*;

•	you choose to pay premiums by the pre-authorized check agreement plan;

•	we receive your written notice to end this program; or

•	we choose to discontinue this program upon 30 days advance written notice to you.

*	We may pay the Cash Surrender Value and terminate the Policy if you have not paid any premiums for at least two years and the Policy Value is less than $5,000 (see “Automatic Termination”).

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This option is not available on the 29th, 30th or 31st day of a month. We reserve the right to change the terms of, or to terminate, the SWP privilege.

References to partial withdrawals in other provisions of this Prospectus include systematic withdrawals.

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ACCESS TO YOUR MONEY

You may withdraw some or all of your Policy Value during the accumulation period. We must receive a properly completed withdrawal request that contains your original signature. We will accept faxed requests for withdrawals of $250 or more, provided that the requests are received at the Administrative Office, and the withdrawal proceeds are being sent to your address of record. You must submit the Policy along with a written request when taking a full surrender. We will not accept faxed requests for full surrenders.

A surrender or partial withdrawal may have adverse tax consequences for you. You may have to pay federal income taxes on any money you withdraw. If you take a withdrawal before age 59½, a federal penalty tax may apply.

Access to amounts in a Qualified Policy may be restricted or prohibited. Moreover, your right to make full or partial withdrawals of Policy Value is subject to any restriction imposed by applicable law or employee benefit plans.

We will pay any amounts withdrawn from the Subaccounts within seven days. However, we may suspend or postpone payment from the fixed account under certain conditions. (See “Other Information.”)

Cash Surrender Value

You may withdraw fully from the Policy anytime before the Annuity Date and receive the Cash Surrender Value.

The Cash Surrender Value is equal to:

•	the Policy Value: minus

•	any applicable surrender charge; plus

•	any Market Value Adjustment; minus

•	any premium taxes not previously deducted.

The Cash Surrender Value may be more or less than the total of all premium payments you paid into the Policy.

We will determine the Cash Surrender Value using the accumulation value next computed after we receive your withdrawal request, and your Policy, at our Administration Office. Requests we receive before the close of our business day, usually 4:00 p.m. Eastern Time, will be processed as of that day. If we receive a full surrender request after the close of our business day, we will determine the Cash Surrender Value as of the next business day.

You may elect to have the Cash Surrender Value paid in a single sum or under a payment option. (See “Payment Options.”) The Policy ends when we pay the Cash Surrender Value.

A full surrender may have adverse federal income tax consequences, including a penalty tax. (See “Federal Tax Matters.”)

Partial Withdrawals

You may withdraw part of the Cash Surrender Value, subject to the following:

•	the minimum amount you can withdraw is $250;

•	the maximum amount you can withdraw is the amount that would leave a Cash Surrender Value of $5,000; and

•	if a partial withdrawal request would reduce the amount in a Subaccount or a guaranteed interest account below $500, we will treat it as a request for a full withdrawal of the amount in that Subaccount or guaranteed interest account.

We will withdraw the amount you request as of the business day on which we receive your request at our Administrative Office, provided that we receive your request at the Administration Office before the close of our business day, usually 4:00 p.m. Eastern Time. If we receive your request at the Administrative Office after the close of our business day, we will make the withdrawal as of the next business day. We will deduct any applicable surrender charge and premium tax from, and apply any

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applicable Market Value Adjustment to, the amount of your withdrawal request. We reserve the right to change its minimum partial withdrawal amount requirements.

You may specify the amount to be withdrawn from certain Subaccounts or guaranteed interest accounts. If you do not provide this information to us, we will withdraw proportionately from the Subaccounts and the guaranteed interest accounts in which you are invested. If you do provide this information to us, but the amount in the designated Subaccounts and/or guaranteed interest account is inadequate to comply with your withdrawal request, we will first withdraw from the specified Subaccounts and the guaranteed interest accounts. The remaining balance will be withdrawn proportionately from the other Subaccounts and guaranteed interest accounts in which you have value. A Market Value Adjustment will apply to any amounts you withdraw from the guaranteed interest accounts, except from the one year guaranteed interest account, before the expiration date of the account.

Any partial or systematic withdrawal may be included in the owner’s gross income in the year in which the withdrawal occurs, and may be subject to federal income tax (including a penalty tax equal to 10% of the amount treated as taxable income). The Internal Revenue Code restricts certain distributions under Tax-Sheltered Annuity Plans and other qualified plans. See “Federal Tax Status.”

Restrictions Under the Texas Optional Retirement Program

Section 36.105 of the Texas Educational Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity policy issued under the ORP only upon: 1) termination of employment in the Texas public institutions of higher education; 2) retirement; or 3) death. Accordingly, a participant in the ORP, or the participant’s estate if the participant has died, will be required to obtain a certificate of termination from the employer or a certificate of death before Policy Values can be withdrawn or surrendered.

Automatic Termination

We may pay you the Cash Surrender Value and terminate the Policy if, before the Annuity Date, you have not paid any premiums for at least two years and the Policy Value is less than $5,000.

We will mail you a notice of our intention to terminate the Policy at least six months in advance. The Policy will automatically terminate on the date specified in the notice unless we receive an additional premium before such date. This additional premium must be at least the minimum amount specified in “Additional Premium.”

DEATH BENEFITS

Only one payment on death will be payable under this Policy. Once we make a payment on the death of an owner or annuitant, the Policy will terminate.

Notification of Death

The death of any person who is an annuitant or an owner must be reported to us immediately, and we will require Due Proof of Death. We will pay the proceeds based upon the date we receive the due proof of death, the beneficiary’s’ payment instructions, and the applicable tax identification information of the person(s) or entity(ies) receiving the proceeds. In the case of death after the Annuity Date, we are entitled to immediately recover, and are not responsible for, any mispayments made because of a failure to notify us of any such death.

Payment on Death of Last Surviving Annuitant Before the Annuity Date

If the last surviving annuitant dies before the Annuity Date, we will pay the Death Benefit to the beneficiary as follows:

If we receive Due Proof of Death during the first five Policy years, the Death Benefit is the greater of:

1.	the premiums paid, less any partial withdrawals, surrender charges and premium taxes due, and adjusted for any prior Market Value Adjustments; or

2.	the Policy Value on the date we receive Due Proof of Death.

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If we receive Due Proof of Death after the first five Policy years, the Death Benefit is the greatest of:

1.	item “1” above;

2.	item “2” above; or

3.	the Policy Value at the end of the most recent 5-Policy-Year-Period occurring before both a). the date of death and b). the date we receive Due Proof of Death. This value will be reduced by any partial withdrawals, surrender charges and taxes due increased by any premiums paid and Persistency Bonuses credited and adjusted for any Market Value Adjustments since the end of the most recent 5-Policy-Year-Period. The 5-Policy-Year-Periods (5, 10, 15, 20, etc.) are measured from the Policy Date.

If, on the date of death, any annuitant has reached age 81, the death benefit is the greater of items “1” or “2” above. If the Annuitant was 81 or older at issue, the Death Benefit is the greater of “(1)” or “(2)” above.

Any applicable premium taxes will be deducted from any payments of the Death Benefit.

Subject to certain restrictions, the beneficiary may elect to receive the Death Benefit in one of the following ways:

•	in a lump sum;

•	as an annuity; or

•	in any other manner required or permitted by law and approved by us.

The Death Benefit may be taxable. See “Federal Tax Status.” The Policy ends when we pay the Death Benefit.

Payment on Death of Any Owner Before the Annuity Date

If any owner dies before the Annuity Date, then the following applies:

•	If you (the deceased owner) were not the last surviving annuitant and we receive due proof of your death, payment instructions and applicable tax identification information of the person(s) or entity(ies) receiving the proceeds before the Annuity Date, we will pay the beneficiary the Policy Value as of the date we receive Due Proof of your Death.

•	If you (the deceased owner) were the last surviving annuitant and we receive due proof of your death, payment instructions and applicable tax identification information of the person(s) or entity(ies) receiving the proceeds before the Annuity Date, we will pay the beneficiary the amount described above in “Payment on Death of Last Surviving Annuitant.”

Any such distributions will conform to applicable federal tax requirements described below in “Distribution on the Death of Any Owner.” We will deduct any applicable premium tax from the proceeds, unless we deducted the tax from the premiums when paid. The payment of proceeds will have federal income tax consequences. See “Federal Tax Status.”

Payment on Death of an Owner On or After the Annuity Date

If any owner dies on or after the Annuity Date, but before all proceeds payable under the Policy have been distributed, we will continue payments to the designated payee under the payment option in effect on the date of the deceased owner’s death.

Distribution on the Death of Any Owner

Federal tax law requires that if any owner dies before the Annuity Date, then the entire interest in the Policy must be distributed to the beneficiary(ies) as follows:

•	within five years of an owner’s death; or

•	over the life of the beneficiary (or a period not extending beyond the life expectancy of that beneficiary), with payments beginning within one year of the owner’s death.

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A new settlement agreement will be drawn up and the original Policy will terminate. The payments under this agreement will be fixed and guaranteed. If you have named two or more beneficiaries, then the provisions of this section shall apply independently to each beneficiary.

Spousal Continuation

If the deceased owner’s spouse is the joint owner, he or she may elect to continue the Policy. We will pay a death benefit on the death of the surviving spouse.

However, if your spouse is the sole beneficiary at the time of your (the deceased owner’s) death, the spouse may elect to continue the Policy. If this occurs and you were the only annuitant, your spouse will become the annuitant. If thereafter the only surviving annuitant is your spouse, we will pay a death benefit on the death of the surviving spouse.

If any owner is not an individual, the death or change of any annuitant will be treated as the death of an owner, and we will pay the beneficiary the Cash Surrender Value.

In all events, the foregoing procedures will be construed in a manner consistent with Section 72(s) of the Internal Revenue Code of 1986, as amended. If anything in the Policy conflicts with the foregoing, this prospectus will control.

FEES AND CHARGES

Surrender Charge

We deduct a surrender charge if you withdraw all or part of your Policy Value while surrender charges are in effect, including on annuitization under the Policy.

This charge reimburses us for expenses relating to the sale of the Policy, including broker-dealer compensation, printing sales literature, advertising costs and costs of crediting the Bonus Credit, Persistency Bonus, and Annuitization Bonus. We expect to profit from this charge.

We calculate the surrender charge from the date you made the premium payment being withdrawn. The surrender charge will vary depending on the number of years since you paid the premium payment, as shown in the following chart:

Policy Years Since Premium Was Paid	Surrender Charge
1	8%
2	8%
3	7%
4	7%
5	6%
6	5%
7	4%
8	3%
Greater than 8	None

Any surrender charge will be deducted from the amount withdrawn that is deemed to be premium. The Bonus Credit, Persistency Bonus and the Annuitization Bonus are not subject to surrender charges.

The amount withdrawn is deemed to be taken first from any investment earnings in the Subaccounts, then from Bonus Credits and Persistency Bonuses, if any, then from any interest earnings in the fixed account that are available at the time we receive the withdrawal request, then from premium payments, starting with the oldest premium paid.

We do not assess a surrender charge on any withdrawals of premiums that you paid into the Policy after you reached age 90.

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Free Withdrawal Amount

We do not assess a surrender charge on the free withdrawal amount. The free withdrawal amount in any single Policy year is equal to:

•	100% of investment earnings in the Subaccounts during the previous Policy year, plus 100% of interest earned in the fixed account during the previous Policy year; plus

•	10% of premiums remaining that you paid into the Policy up to the date of the withdrawal request.*

We do not assess a surrender charge on amounts required to be withdrawn from a Qualified Policy, pursuant to the minimum required distribution rules under federal tax laws.

*	No more than 10% of the remaining premium may be withdrawn in a single Policy year, even if you have not withdrawn the maximum amount in previous years. We will make withdrawals first from the oldest premiums paid. The initial premium Bonus Credit and the Persistency Bonus are not subject to surrender charges.

Sales to Groups and to Affiliates

The amount of surrender charges may be reduced or eliminated when some or all of the policies are to be sold to an individual or a group of individuals in such a manner that results in savings of sales and/or administrative expenses. Such charge also may be eliminated when a Policy is issued to an officer, director, employee, registered representative or relative thereof of: the Company; The Canada Life Assurance Company; Canada Life Insurance Company of New York; any selling broker-dealer; or any of their affiliates. In no event will reduction or elimination of the surrender charge be permitted where such reduction or elimination will be discriminatory to any person.

Terminal Illness and Nursing Home Confinement Waivers

When the Policy has been in effect for one year, surrender charges and any applicable Market Value Adjustment will be waived on any partial withdrawal or surrender after you provide us written evidence, satisfactory to us and signed by a qualified physician, that:

•	you are terminally ill, provided that:

o	your life expectancy is not more than 12 months, given the severity and nature of the terminal illness; and

o	the diagnosis of the terminal illness was made after the Policy Date of this Policy.

OR

•	you are or have been confined to a hospital, nursing home or long-term care facility for at least 90 consecutive days, provided that:

o	confinement is for medically necessary reasons at the recommendation of a physician;

o	the hospital, nursing home or long-term care facility is licensed or otherwise recognized and operating as such by the proper authority in the state where it is located and satisfactory evidence of such status is provided to us; and

o	we receive your withdrawal or surrender request at the Administrative Office no later than 91 days after the last day of your confinement.

Transfer Fee

There is no limit to the number of transfers that you can make between Subaccounts or the guaranteed interest accounts. The first 12 transfers during each Policy year are currently free. We currently assess a $25 transfer fee for the 13th and each additional transfer in a Policy year. A transfer request (including mailed, faxed and telephone requests) is considered to be one transfer, regardless of the number of Subaccounts or guaranteed interest accounts affected by the request. The processing fee will be deducted proportionately from the receiving Subaccounts and/or guaranteed interest accounts. The $25 transfer fee is waived when you use the Intouch® Voice Response System, Automatic Portfolio Rebalancing, and dollar cost averaging programs.

Annuitization Charge

We deduct a fee of 3% of your Cash Surrender Value on the Annuity Date to cover administration and sales expenses. If you receive an Annuitization Bonus, this charge is reduced to 2% of the Cash Surrender Value on the Annuity Date.

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Mortality and Expense Risk Charge

We assess an annual mortality and expense risk charge, deducted at each Valuation Period from the assets of each Subaccount. This charge:

•	is an annual rate of 1.40% of the average daily value of the net assets in each Subaccount;

•	is assessed during the accumulation period, but is not charged after the Annuity Date.

The mortality risk is the risk that annuitants may live for a longer period of time than we estimated when we established our guarantees in the Policy. Each annuitant is assured that neither his or her longevity, nor an improvement in life expectancy generally, will have any adverse effect on the annuity payments received under the Policy. The mortality risk also arises from our obligation to pay a Death Benefit if the last surviving annuitant dies before the Annuity Date. No surrender charge is assessed against the payment of the Death Benefit, which also increases the mortality risk.

The expense risk we assume is the risk that the surrender charges, daily administration fee, and transfer fees may be insufficient to cover our actual future expenses.

If the mortality and expense charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing the Bonus Credit, the Persistency Bonus, and the Annuitization Bonus under the Policy.

Daily Administration Fee

At each Valuation Period, we deduct a daily administration fee at an annual rate of 0.15% from the assets of each Subaccount. The fee is assessed during the accumulation period only, and is not charged after the Annuity Date. This daily administration fee relates to administrative costs under the Policies.

Portfolio Fees and Charges

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. For 2002, these charges ranged from 0.29% to 2.96% annually. Some portfolios deduct 12b-1 fees and service fees. These fees and charges will reduce the value of your investment in the Subaccounts. See the Fee Table in this Prospectus and the prospectuses for the portfolios.

We (and our affiliates) may receive compensation from certain investment advisers, administrators, and/or distributors (and/or an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. Such compensation is based on the value of portfolio shares held for the Contracts and may be significant. We may also receive a portion of the 12b-1 fees deducted from portfolio assets as reimbursement for administration or other services we render to the portfolios. Some advisers, administrators, distributors, or portfolios may pay us more than others, up to a maximum of 0.25%.

Taxes

We will incur premium taxes in some jurisdictions relating to the Policies. Premium taxes currently range from 0% to 3.5%. Depending on the jurisdiction, we deduct any such taxes from either from your premiums when paid; from your Policy Value on surrender, partial withdrawal, or annuitization, or on any payment upon death of an owner or last surviving annuitant.

When any tax is deducted from the Policy Value, it will be deducted proportionately from the Subaccounts and the guaranteed interest accounts in which you are invested.

We reserve the right to charge or provide for any taxes levied by any governmental entity, including taxes that are levied against or attributable to premiums, Policy Values or annuity payments; or taxes that we incur which are attributable to investment income, capital gains retained as part of our reserves under the policies, or from the establishment or maintenance of the Variable Account.

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ANNUITY PAYMENT OPTIONS

When the payout period begins, the annuitant will receive a steady stream of annuity payments from the money you have accumulated under your Policy. The Policy will end and the payout period will begin on the Annuity Date. We require the surrender of your Policy so that we may issue a supplemental policy for the applicable payment option. The supplemental policy may be issued by an affiliated company and will name who will receive the annuity payments and describe when the annuity payments will be made. You may annuitize at any time.

Annuity Date

If you own a non-qualified Policy, you may select the Annuity Date on which annuity payments will begin. We will start annuity payments to the annuitant on the Annuity Date shown in your Policy, unless you change the date. You may change your Annuity Date if:

•	we receive written notice at our Administrative Office at least thirty days before the current Annuity Date;

•	you request an Annuity Date that is at least thirty days after we receive your written notice; and

•	the Annuity Date is no later than the first day of the month after the annuitant’s 100th birthday.

For Qualified Policies purchased in connection with qualified plans under Code sections 401(a), 401(k), 403(b) and 457, minimum distributions in the form of partial withdrawals or annuity payments must begin no later than April 1 of the calendar year following the later of the year in which you (a) reach 70½ or (b) retire, and the payment must be made in a specified form or manner. If you are a “5 percent owner,” as defined in the Code, or the Policy is purchased in connection with an IRA that satisfies Code section 408, minimum distributions must begin no later than the date you reach 70½. Roth IRAs under Code section 408A do not require distributions during your lifetime.

Annuity Payout Options

The payout plan you select will affect the dollar amount of each annuity payment you receive. You may elect, revoke or change a payment option at any time before the Annuity Date and while the annuitant(s) is/are living.

If an election is not in effect at the last surviving annuitant’s death, or if payment is to be made in one lump sum under an existing election, the beneficiary may elect one of the payment options, provided that the election is made within one year of the last surviving annuitant’s death and before any annuity payment has been made.

You may elect, change or revoke your choice of payment option by sending a written notice, accompanied by the written consent of any irrevocable beneficiary or assignee, to our Administrative Office at least 30 days before the Annuity Date.

We will generally apply the Cash Surrender Value (minus a 3% fee for administration and sales expenses) (plus the Annuitization Bonus if you have been in the Policy for a minimum of one year) to Payment Option 1: Life Income with Payments for 10 Years Certain (described below). However, if you have an election on file at our Administrative Office to receive another mutually agreed upon payment option (Payment Option 2), we will honor that election.

You may not elect a payment option, and we will pay the proceeds in one lump sum, if either of the following conditions exists:

1.	the amount to be applied under the option is less than $1,000; or
2.	any periodic payment under the election would be less than $ 100.

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Description of Payment Options

Payment Option 1: Life Income With Payments for 10 Years Certain

We will pay the proceeds in equal amounts each month, quarter, or year during the annuitant’s lifetime or for 10 years, whichever is longer. We will make the first payment on a specified day of the month immediately following the Annuity Date. Subsequent payments shall be made on any day of the month, except the 29th, 30th or 31st.

If, when the person entitled to receive annuity payments dies, we have made annuity payments for less than ten years, we will continue to make annuity payments to the successor payee for the remainder of the ten-year period. The payment for each $1,000 of Cash Surrender Value less the 3% administration and sales fee used to purchase the payment option will at least equal that shown in the “Table of Payments” attached to the Policy form.

Payment Option 2: Mutual Agreement

We will pay the proceeds according to other terms that you and we agree upon.

Determining the Amount of Your Annuity Payment

We will use the Cash Surrender Value on the Annuity Date (less a 3% fee for administration and sales expenses) to calculate the annuity payments under the payment option you select. If you have owned the Policy for one year, we will add an Annuitization Bonus equal to 1.00% of the Cash Surrender Value to the amount we use to calculate the annuity payments.

For Qualified Policies, distributions must satisfy certain requirements specified in the Code.

On the Annuity Date you may choose to receive the Cash Surrender Value plus the Annuitization Bonus in a lump sum payment. If you select Payment Option 1, we will determine the amount of each annuity payment using the “Table of Payments” attached to your Policy form.

The amount of each payment depends upon:

•	the form and duration of the payout plan you choose;

•	the age of the annuitant (determined from the annuitant’s birthday nearest the due date of the first annuity payment);

•	the gender of the annuitant (where applicable);

•	the Cash Surrender Value (less a 3% fee for administration and sales expenses) at the time you elect the payment option;

•	the Annuitization Bonus; and

•	the interest rate (3.0% minimum) in effect at the time you elect the payment option.

The amount of each payment will vary according to the frequency of the payments and the length of the period during which we make the payments. The more frequently the payments are made, the lower the amount of each payment. For example, with all other factors being equal, payments made monthly will be lower than payments made annually. The longer the period during which payments are made, the lower the amount of each payment. For example, with all other factors being equal, payments guaranteed for twenty years will be lower than payments guaranteed for ten years.

YIELDS AND TOTAL RETURNS

Yields

From time to time, we may advertise yields, effective yields, and total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may, from time to time, advertise performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

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Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding portfolios of the funds. The funds’ performance reflects the funds’ expenses. See the attached prospectuses for the funds for more information.

The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Total Returns

Standardized Average Annual Total Return. The standardized average annual total return quotations of a Subaccount represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods for which standardized average annual total return quotations are provided. Standardized average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning of the measuring period to the end of that period, 1, 5 and 10 years or since the Variable Account first invested in the portfolio. Standardized average annual total return reflects all historic investment results of the portfolio, the crediting of the initial premium Bonus Credit of 4% and any Persistency Bonus, and the deduction of all charges and deductions under the Policy (including the mortality and expense risk charge, the daily administrative fee, and any surrender charge that would apply if a owner terminated the Policy at the end of each period indicated, but excluding any deductions for premium taxes).

Other Total Returns. We may, in addition, advertise performance information computed on a different basis.

1) Non-standardized Average Annual Total Return. We may present non-standardized average annual total return information computed on the same basis as described above, except deductions will not include the surrender charge, the initial premium Bonus Credit, or any Persistency Bonus. This presentation assumes that the investment in the Policy persists beyond the period when the surrender charge applies, consistent with the long-term investment and retirement objectives of the Policy.

2) Adjusted Historic Portfolio Average Annual Total Return. We may present nonstandardized “adjusted” average annual total returns for the portfolios since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic portfolio performance includes data that precedes the dates when the Variable Account first invested in the underlying portfolio. This data is designed to show the performance that would have resulted if the Variable Account had been invested in the underlying portfolio since the portfolio’s inception.

Industry Comparison

We may compare the performance of each Subaccount in advertising and sales literature to the performance of other variable annuity issuers in general. We may also compare the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. (Lipper) and the Variable Annuity Research Data Service (VARDS) are independent services which monitor and rank the performances of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Other services or publications may also be cited in our advertising and sales literature.

Lipper’s rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analysis prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk-adjusted rankings, which consider the effects of

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market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

We may also compare the performance of each Subaccount in advertising and sales literature to the Standard & Poor’s composite index of 500 common stocks, a widely used index to measure stock market performance. This unmanaged index does not reflect any “deduction” for the expense of operating or managing an investment portfolio. We may also make comparison to Lehman Brothers Government/Corporate Bond Index, an index that includes the Lehman Brothers Government Bond and Corporate Bond Indices. These indices are total rate of return indices. The Government Bond Index includes the Treasury Bond Index (public obligations of the U.S. Treasury) and the Agency Bond Index (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate debt guaranteed by the U.S. Government). The Corporate Bond Index includes publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, SEC registered corporate debt. All issues have at least a one-year maturity, and all returns are at market value inclusive of accrued interest. Other independent indices such as those prepared by Lehman Brothers Bond Indices may also be used as a source of performance comparison.

We may also compare the performance of each Subaccount in advertising and sales literature to the Dow Jones Industrial Average, a stock average of 30 blue chip stock companies that does not represent all new industries. Other independent averages such as those prepared by Dow Jones & Company, Inc. may also be used as a source of performance comparison. Day to day changes may not be reflective of the overall market when an average is composed of a small number of companies.

Tax Deferral Charts

We may also distribute sales literature or other information including the effect of tax-deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by tables, graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis where allowed by state law. All income and capital gains derived from Subaccount investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can result in substantial long-term accumulation of assets, provided that the investment experience of the underlying portfolios of the funds is positive.

FEDERAL TAX MATTERS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy.

When you invest in an annuity Policy, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Policy is called a Qualified Policy. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Policy. The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

Taxation of Non-Qualified Policies

Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Policy, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Policy (generally, the premiums or other consideration paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Policies owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner’s investment in the Policy (generally, the premiums or other consideration paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. The account value immediately before a withdrawal may have to be increased by any positive Market Value Adjustments calculated at the time of withdrawal. There is, however, no definitive guidance on the proper tax treatment of Market Value Adjustments, and you may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. In the case of a surrender under a Non-

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Qualified Policy, the amount received generally will be taxable only to the extent it exceeds the owner’s investment in the Policy.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Policy, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 59½;

•	made on or after the death of an owner;

•	attributable to the taxpayer’s becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Policy. You should consult a tax adviser with regard to exceptions from the penalty tax.

Bonuses. The Bonus Credit, Persistency Bonus and Annuitization Bonus are not part of your original investment in the Policy. Therefore any amount of any credit or bonus is taxed in the same manner as earnings on the Policy and generally taxed when you take money out of the Policy.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity Policy, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Policy because of your death or the death of the last surviving annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Policy. A transfer or assignment of ownership of a Policy, the designation of an annuitant, the selection of certain maturity dates, or the exchange of a Policy may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Policies. All non-qualified deferred annuity Policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity Policy for purposes of determining the amount includible in such owner’s income when a taxable distribution occurs.

Further Information. We believe that the Policies will qualify as annuity Policies for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading “Tax Status of the Policies.”

Taxation of Qualified Policies

The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the

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individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain pension plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the Death Benefit provision in the Policy comports with IRA qualification requirements.

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to a specified annual amount. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The Policy includes a Death Benefit that in some cases may exceed the greater of the premium payments or the account value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Policy that will provide an annuity for the employee’s retirement. These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59½, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Death Benefit could be characterized as an incidental death benefit, the amount of which is limited in any Code Section 403(b) annuity Policy. Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provide for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Policy can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

Other Tax Issues. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

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Distributions from Qualified Policies generally are subject to withholding for the owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the owner’s tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions. In the case of a withdrawal under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible premiums paid by or on behalf of any individual. In many cases, the “investment in the contract” under a Qualified Policy can be zero.

“Eligible rollover distributions” from section 401(a), 403(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’ spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Policy owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

DISTRIBUTION OF POLICIES

Canada Life of America Financial Services, Inc. (CLAFS) serves as the principal underwriter of the Policies for the Variable Account. CLAFS, our wholly owned subsidiary and a Georgia corporation organized on January 18, 1988, is registered with the SEC under the Securities Exchange Act of 1934 (1934 Act) as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. CLAFS’ principal business address is 6201 Powers Ferry Road, NW, Atlanta, Georgia.

Sales of the Policies will be made by registered representatives of broker/dealers registered under the 1934 Act and authorized by CLAFS to sell the Policies. Such registered representatives will be licensed insurance agents appointed with our Company and authorized by applicable law to sell variable annuity policies. CLAFS will pay distribution compensation to selling broker/dealers in varying amounts that, under normal circumstances, is not expected to exceed 5.5% of premium payments under the Policies.

Under our distribution agreement with CLAFS, we may pay the following sales expenses: general agent and agency manager’s compensation; agents’ training allowances; deferred compensation and insurance benefits of agents, general agents, and agency managers; advertising expenses; and all other expenses of distributing the Policies. We also pay for CLAFS’s operating and other expenses. We pay sales commissions to broker-dealers having a selling agreement with CLAFS, and/or to broker-dealers having a selling agreement with those broker-dealers, for the sale of the Policies by their registered persons. We pay commissions to such broker-dealers on behalf of their registered representatives; these broker-dealers may retain a portion of the commissions. We may pay additional compensation to these broker-dealers pursuant to promotional contracts and/or reimburse them for portions of Policy sales expenses. Their registered representatives may receive a portion of the expense reimbursement allowance paid to these broker-dealers.

Because registered representatives who sell the Policies are also our life insurance agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements. Other payments may be made for other services that do not directly involve the sales of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. In some circumstances and to the extent permitted by applicable regulatory requirements, CLAFS may also reimburse certain sales and marketing expenses, pay promotional agent fees for providing marketing support for the distribution of the Policies, or pay other forms of special compensation to selling broker-dealers.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policies, including other incentives or payments, are not charged to Owners or the Variable Account.

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The Policies will be offered to the public on a continuous basis, and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue this offering at any time.

OTHER INFORMATION

Other Policy Provisions

Owner

During any annuitant’s lifetime and before the Annuity Date, you have all of the ownership rights and privileges granted by the Policy. If you appoint an irrevocable beneficiary or assignee, then your rights will be subject to those of that beneficiary or assignee.

During any annuitant’s lifetime and before the Annuity Date, you may name, change or revoke an owner(s), or beneficiary(ies) or person entitled to receive payments under the Policy, or annuitant(s) by giving us written notice. We must approve any change of owner(s) or annuitant(s).

A change of any owner may result in resetting the Death Benefit to an amount equal to the Policy Value as of the date of the change.

Change of any owner may have tax consequences. You should consult a tax adviser before changing an owner of the Policy.

With respect to Qualified Policies generally, however:

•	the Policy may not be assigned (other than to us);

•	joint ownership is not permitted; and

•	the owner or plan participant must be the annuitant.

Beneficiary

We will pay the beneficiary any proceeds payable on the death of any owner or the death of the last surviving annuitant. During any annuitant’s lifetime and before the Annuity Date, you may name and change one or more beneficiaries by giving us written notice. However, we will require written notice from any irrevocable beneficiary or assignee specifying their consent to the change.

We will pay the proceeds under the beneficiary appointment in effect at the date of death. If you have not designated otherwise in your appointment, the proceeds will be paid to the surviving beneficiary(ies) equally. If no beneficiary is living when you or the last surviving annuitant dies, or if none has been appointed, the proceeds will be paid to you or your estate.

Assignment

You may assign a Nonqualified Policy or an interest in it at any time before the Annuity Date and during any annuitant’s lifetime. Your rights and the rights of any beneficiary will be affected by an assignment. An assignment must be in a written notice acceptable to us. It will not be binding on us until we receive and file it at our Administrative Office. We are not responsible for the validity of any assignment.

An assignment of a Nonqualified Policy may result in certain tax consequences to the owner. See “Transfers, Assignment or Exchanges of a Policy.”

Age and Survival of Annuitant

We have the right to require proof of age of the annuitant(s) before making any payment. When any payment depends on the annuitant’s survival, we will have the right, before making the payment, to require proof satisfactory to us that the annuitant is alive.

43

Modification

Upon notice to you, we may modify the Policy or change your Policy Details page, but only if such modification:

•	is necessary to make the Policy or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject; or

•	is necessary to assure continued qualification of the Policy under the Code or other federal or state laws relating to retirement annuities or variable annuity policies; or

•	is necessary to reflect a change in the operation of the Variable Accounts; or

•	provides additional Variable Account and/or fixed accumulation options.

In the event of any such modification, we may make any appropriate endorsement to the Policy.

Written Notice

Written notice must be signed and dated by you. It must be of a form and content acceptable to us. Your written notice will not be effective until we receive and file it. However, any change provided in your written notice will be effective as of the date you signed the written notice:

•	subject to any payments or other actions we take prior to receiving and filing your written notice; and
•	whether or not you or the last surviving annuitant is alive when we receive and file your written notice.

Periodic Reports

We will mail you a report showing the following items about your Policy: the number of units credited to the Policy and the dollar value of a unit; the Policy Value; any premiums paid, withdrawals, and charges assessed since the last report; and any other information required by law.

The information in the report will be as of a date not more than two months before the date of the mailing. We will mail the report to you at least annually, or more often as required by law, and to your last address known to us.

We will also send to you confirmations of each financial transaction, such as premium payments, transfers, partial withdrawals and surrenders.

Postponement of Payment

We will usually pay any surrender, partial withdrawal or death benefit within seven calendar days after we receive all required information at the Administrative Office.

However, we may suspend or postpone payments during any period when:

•	the New York Stock Exchange is closed, other than customary weekend and holiday closings;

•	trading on the New York Stock Exchange is restricted as determined by the SEC;

•	the SEC, by an order, permits the postponement for the protection of Owners; or

•	the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account’s net assets not reasonably practicable.

We have the right to defer payment of any partial withdrawal, cash surrender, or transfer from the fixed account for up to six months from the date we receive your written notice for a withdrawal, surrender or transfer.

If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to a Policy owner’s account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that account until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your account to government regulators.

Interest on Proceeds

44

We will pay interest on proceeds if we do not pay the proceeds in a single sum or begin paying the proceeds under a payment option:

•	within 30 days after the proceeds become payable; or

•	within the time required by the applicable jurisdiction, if less than 30 days.

This interest will accrue from the date the proceeds become payable to the date of payment, but not for more than one year, at an annual rate of 3%, or at the rate and for the time required by law, if greater.

State Variations

Any state variations in the Policy are covered in a special policy form for use in that state. This Prospectus provides a general description of the Policy. Your actual policy and any endorsements or riders are the controlling documents. If you would like to review a copy of your policy and its endorsements and riders, if any, contact our Administrative Office.

Legal Proceedings

Certain of our affiliates are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account, the principal underwriter or the Company.

Voting Rights

We are the legal owner of the portfolio shares held in the Subaccounts. However, when a portfolio is required to solicit the votes of its shareholders through the use of proxies, we believe that current law requires us to solicit you and other Policy owners as to how we should vote the portfolio shares held in the Subaccounts. If we determine that we no longer are required to solicit your votes, we may vote the shares in our own right.

When we solicit your vote, the number of votes you have will be calculated separately for each Subaccount in which you have an investment. The number of your votes is based on the net asset value per share of the portfolio in which the Subaccount invests. It may include fractional shares. Before the Annuity Date, you hold a voting interest in each Subaccount to which the Policy Value is allocated. After the Annuity Date, you do not hold any voting rights in the portfolios. If you have a voting interest in a Subaccount, you will receive proxy materials and reports relating to any meeting of shareholders of the portfolio in which that Subaccount invests.

If we do not receive timely voting instructions for portfolio shares or if we own the shares, we will vote those shares in proportion to the voting instructions we receive. Instructions we receive to abstain on any item will reduce the total number of votes being cast on a matter.

Insurance Marketplace Standards Association

Canada Life Insurance Company of America is a member of the Insurance Marketplace Standards Association (IMSA) and as such may include the IMSA logo and information about IMSA membership in its advertisements and sales literature. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuity products.

FINANCIAL STATEMENTS

Our balance sheets as of December 31, 2002 and 2001, and the related statements of operations, capital and surplus, and cash flows for each of the two years in the period ended December 31, 2002, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information. The Variable Account’s statements of assets and liabilities as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information.

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The financial statements of the Company included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

GLOSSARY

Accumulation Period: The period that begins on the Policy Date and ends on the earliest of the Annuity Date, the date the Cash Surrender Value is paid, or the date any proceeds are paid upon death of an owner or the last surviving annuitant.

Administrative Office: Our office at the address shown on page 1 of the Prospectus. This is our mailing address.

Annuitant(s): Any natural person(s) whose life is used to determine the duration of any payments made under a payment option involving a life contingency. The owner may not change the annuitant once the Policy is issued. The term annuitant(s) also includes any joint annuitant(s), a term used solely to refer to more than one annuitant. There is no other distinction between the terms annuitant(s) and joint annuitant(s). A joint annuitant is not allowed under a Qualified Policy and any designation of a joint annuitant under a Qualified Policy will be of no effect.

Annuity Date: The date when the proceeds will be paid under an annuity payment option or on the first day of the month after any annuitant reaches age 100, whichever occurs first.

Beneficiary(ies): The person(s) you name to whom we will pay the proceeds payable on the death of any owner or on the death of the last surviving annuitant during the accumulation period.

Business Day (or Valuation Day): Each day the New York Stock Exchange (“NYSE”) is open for regular trading. We are open for business on each business day. Our business day closes when regular trading on the NYSE closes, usually 4:00 p.m. Eastern Time.

Cash Surrender Value: The Policy Value less any applicable surrender charge, less any premium taxes due, and adjusted for any Market Value Adjustment.

Due Proof of Death: Proof of death that is satisfactory to us. Such proof may consist of: 1) a certified copy of the death certificate; or 2) a certified copy of the decree of a court of competent jurisdiction as to the finding of death. Due proof of death must also include the beneficiary’s payment instructions and the applicable tax identification information of the person(s) or entity(ies) receive the death benefit proceeds.

Fixed Account: Part of our general account that is divided into sections called guaranteed interest accounts. We credit a guaranteed interest rate for a specified duration to amounts in the guaranteed interest accounts. The fixed account is not participating in the investment performance of the Subaccounts.

Fund: an investment company listed on the cover of this prospectus. This Policy allows you to invest in certain investment portfolios of the funds.

Guaranteed Interest Period: A specific number of years for which we agree to credit a particular effective annual rate of interest to amounts allocated to a guaranteed interest account. We currently offer guaranteed interest periods of one, three, five, seven and ten years.

Guaranteed Interest Rate: The applicable effective annual rate of interest that we will credit to amounts in a guaranteed interest account. The guaranteed interest rate will be at least three percent per year.

Last Surviving Annuitant(s): The annuitant(s) or joint annuitant(s) that survives the other.

Market Value Adjustment: A positive or negative adjustment we will apply if you surrender, withdraw, transfer or annuitize any of your Policy Value held in a guaranteed interest account before the end of its guaranteed interest period.

Nonqualified Policy: A Policy that is not a “qualified” Policy under the Internal Revenue Code of 1986, as amended.

46

Owner(s): The individual(s), trust(s), corporation(s), or any other entity(ies) entitled to exercise ownership rights and privileges under the Policy. The term owner(s) also includes any joint owner(s), a term used solely for the purpose of referring to more than one owner. There is no other distinction between the terms owner(s) and joint owner(s).

Persistency Bonus Crediting Date: The sixth Policy month after a Policy anniversary, beginning with the eighth Policy anniversary.

Policy Date: The date the Policy goes into effect.

Policy Value: The sum of the amounts you have accumulated under the Policy. It is equal to the money you have under the Policy in the Subaccounts and in the guaranteed interest accounts of the fixed account.

Policy Years, Months, and Anniversaries: Start on the same month and day as the Policy Date.

Premium: The premium(s) paid less any premium tax deducted in the year the premium is paid.

Qualified Policy: A Policy issued in connection with plans that receive special federal income tax treatment under Sections 401, 403(a), 403(b), 408, 408A, or 457 of the Code.

Subaccount: A division of the Variable Account for which accumulation units are separately maintained. Each Subaccount invests exclusively in shares of a single portfolio of a fund.

Surrender: The termination of the Policy at the option of the owner.

Unit: A measurement we use to calculate Subaccount values before the Annuity Date.

Valuation Period: The period beginning at the close of business on a business day and ending at the close of business on the next succeeding business day. The close of business is when the New York Stock Exchange closes (usually at 4:00 P.M. Eastern Time).

Variable Account: Canada Life of America Variable Annuity Account 1, a separate investment account established to receive and invest premium payments not allocated to the fixed account. Assets in the Variable Account are not part of our general account. The Variable Account is divided into Subaccounts, each of which invests in shares of a single portfolio of a fund.

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Statement of Additional Information—Table of Contents

ADDITIONAL POLICY PROVISIONS
Contract
Incontestability
Misstatement Of Age or Sex
Currency
Place Of Payment
Non-Participation
Our Consent

TAX STATUS OF THE POLICY
Diversification Requirements
Owner Control
Required Distributions

SERVICE FEES

PRINCIPAL UNDERWRITER

CALCULATION OF YIELDS AND TOTAL RETURNS
Money Market Yields
Other Subaccount Yields
Total Returns
A. Standardized “Average Annual Total Returns”
B. Nonstandardized “Average Annual Total Returns”

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL MATTERS

EXPERTS

OTHER INFORMATION

FINANCIAL STATEMENTS

48

APPENDIX A: CONDENSED FINANCIAL INFORMATION

The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the “Financial Statements” section of the Statement of Additional Information.

The table below sets forth certain information for the period from December 31, 2001 through December 31, 2002. We do not provide Accumulation Unit Values for any date prior to the inception of the Variable Account.

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APPENDIX A

Accumulation Unit Value1

(For Sub Accounts which have Variable Account

Annual Expenses of 1.55%)

Canada Life Insurance Company of

America

Accumulation Unit Value (1.55%)

	As of	As of
Sub Account[4]	12/31/02	12/31/01
Alger American Growth	$39.62	$60.06
Alger American Leveraged All Cap	$24.30	$37.35
Alger American MidCap Growth	$27.02	$38.95
Alger American Small Capitalization	$25.77	$35.48
Berger/BIAM IPT-International[3]	$7.70	$9.94
Dreyfus-Appreciation	$27.68	$33.75
Dreyfus-Growth and Income	$20.04	$27.26
Dreyfus Socially Responsible	$19.52	$27.90
Fidelity VIP Growth[1]	$38.67	$56.19
Fidelity VIP High Income[1]	$22.71	$22.29
Fidelity VIP Money Market[1]	$12.87	$12.85
Fidelity VIP Overseas[1]	$15.08	$19.21
Fidelity VIP Asset Manager[1]	$23.42	$26.06
Fidelity VIP Contrafund[1]	$22.29	$24.97
Fidelity VIP Index 500[1]	$102.34	$133.68
Fidelity VIP Investment Grade Bond[1]	$23.70	$21.82
Fidelity VIP Growth Opportunities[1]	$12.98	$16.87
Goldman Sachs Capital Growth	$7.99	$10.72
Goldman Sachs CORE U.S. Equity	$8.22	$10.69
Goldman Sachs Growth and Income	$7.89	$9.03
Montgomery Variable Series: Emerging	—	—
Markets	$5.88	$6.62
Seligman Communications and Information	$18.19	$28.90
Seligman Frontier	$11.72	$16.20
Seligman Global Technology	$10.65	$15.85
Seligman Small Cap Value	$10.76	$12.93
Van Eck Worldwide Emerging Markets[2]	$7.27	—
Van Eck Worldwide Real Estate[2]	$11.39	—

[1]	Commenced operations on November 9, 2001.
[2]	Commenced operations on May 1, 2002.
[3]	On March 24, 2003, the Berger IPT International fund merged into the Janus International Growth Portfolio, resulting in a change in the name of this subaccount as of March 24, 2003.
[4]	Because the Janus Aspen Flexible Income Portfolio, Janus International Growth Portfolio, Van Eck Worldwide Hard Assets Fund and Van Eck Worldwide Absolute Return Fund commenced operation on May 1, 2003, there are no accumulation unit values for these subaccounts for the year ended December 31, 2002.

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Canada Life Insurance Company of America

Number of Units Outstanding

at

End of Period (1.55)

	As of	As of
Sub Account	12/31/02	12/31/01
Alger American Growth	—	—
Alger American Leveraged All Cap	—	—
Alger American MidCap Growth	—	—
Alger American Small Capitalization	—	—
Berger/BIAM IPT-International[1]	—	—
Dreyfus-Appreciation	—	—
Dreyfus-Growth and Income	231	—
Dreyfus Socially Responsible	—	—
Fidelity VIP Growth	—	—
Fidelity VIP High Income	—	—
Fidelity VIP Money Market	—	—
Fidelity VIP Overseas	—	—
Fidelity VIP Asset Manager	205	—
Fidelity VIP Contrafund	—	—
Fidelity VIP Index 500	46	—
Fidelity VIP Investment Grade Bond	—	—
Fidelity VIP Growth Opportunities	—	—
Goldman Sachs Capital Growth	—	—
Goldman Sachs CORE U.S. Equity	—	—
Goldman Sachs Growth and Income	—	—
Montgomery Variable Series: Emerging Markets	—	—
Seligman Communications and Information	—	—
Seligman Frontier	—	—
Seligman Global Technology Class	—	—
Seligman Small Cap Value Class	—	—
Van Eck Worldwide Emerging Markets	—	—
Van Eck Worldwide Real Estate	—	—

[1]	On March 24, 2003, the Berger IPT International Fund merged into the Janus International Growth Portfolio, resulting in a change in the name of this subaccount as of March 24, 2003.

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CANADA LIFE INSURANCE COMPANY OF AMERICA

ADMINISTRATIVE OFFICE: 6201 Powers Ferry Road, NW, Atlanta,

Georgia 30339

PHONE: (800) 905-1959

VARIFUND PLUS®

STATEMENT OF ADDITIONAL INFORMATION

CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY

This Statement of Additional Information expands upon the subjects discussed in the prospectus for the Varifund Plus®, a flexible premium variable deferred annuity policy (the Policy) offered by Canada Life Insurance Company of America. We use terms in this Statement of Additional Information that are defined in the current prospectus for the Policy.

This Statement of Additional Information is not a prospectus, and it should be read only in conjunction with the prospectuses for the Policy and the underlying funds. The funds are:

The Alger American Fund

The Dreyfus Socially Responsible Growth Fund, Inc.

Dreyfus Variable Investment Fund

Fidelity Variable Insurance Products Funds

Goldman Sachs Variable Insurance Trust

Janus Aspen Series

The Montgomery Funds III

Seligman Portfolios, Inc.

Van Eck Worldwide Insurance Trust

The prospectus for the Policy is dated the same date as this Statement of Additional Information. You may obtain the prospectuses by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2003.

1

STATEMENT OF ADDITIONAL INFORMATION

ADDITIONAL POLICY PROVISIONS	3
Contract	3
Incontestability	3
Misstatement Of Age or Sex	3
Currency	3
Place Of Payment	3
Non-Participation	3
Our Consent	3
TAX STATUS OF THE POLICIES	3
Diversification Requirements.	3
Owner Control.	4
Required Distributions.	4
SERVICE FEES	4
PRINCIPAL UNDERWRITER	4
CALCULATION OF YIELDS AND TOTAL RETURNS	4
Money Market Yields	5
Other Subaccount Yields	5
Total Returns	6
A. Standardized “Average Annual Total Returns”	6
B. Nonstandardized “Average Annual Total Returns”	8
SAFEKEEPING OF ACCOUNT ASSETS	9
STATE REGULATION	9
RECORDS AND REPORTS	10
LEGAL MATTERS	10
OTHER INFORMATION	10
FINANCIAL STATEMENTS	10

2

ADDITIONAL POLICY PROVISIONS

Contract

The entire contract is made up of the Policy, the signed application for the Policy and any riders or endorsements. The statements made in the application are deemed representations and not warranties. We cannot use any statement in defense of a claim or to void the Policy unless it is contained in the application and a copy of the application is attached to the Policy at issue.

Incontestability

Other than misstatement of age or sex (see below), We will not contest the Policy after it has been in force for two years from the date of issue of the Policy.

Misstatement Of Age or Sex

We will require proof of age and sex if the annuity payment involves a life contingency. If the age or sex of any annuitant has been misstated, we will pay the amount, which the proceeds would have purchased at the correct age or for the correct sex.

If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Policy. If the debt is not repaid, future payments will be reduced accordingly.

If we make an underpayment because of an error in age or sex, any annuity payments will be recalculated at the correct age or sex, and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

Currency

All amounts payable under the Policy will be paid in United States currency.

Place Of Payment

All amounts payable by us will be payable at our Administrative Office at the address shown on page one of this Statement of Additional Information.

Non-Participation

The Policy is not eligible for dividends and will not participate in our divisible surplus.

Our Consent

If our consent is required, it must be given in writing. It must bear the signature, or a reproduction of the signature, of an authorized officer of the Company.

TAX STATUS OF THE POLICIES

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity Policies.

Diversification Requirements.

The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying Non-Qualified Policies be “adequately diversified” in order for the Policies to be treated as annuity Policies for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

3

Owner Control.

In certain circumstances, owners of non-qualified variable annuity Policies have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their Policies due to their ability to exercise investment control over those assets. When this is the case, the Policy owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Policies, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Policies do not give Owners investment control over separate account assets, we reserve the right to modify the Policies as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Policy.

Required Distributions.

In order to be treated as an annuity Policy for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Policy to contain certain provisions specifying how your interest in the Policy will be distributed in the event of the death of an owner of the Policy. Specifically, section 72(s) requires that (a) if any owner dies on or after the Annuity Date, but prior to the time the entire interest in the Policy has been distributed, the entire interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the Annuity Date, the entire interest in the Policy will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of a owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the Policy passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Policy may be continued with the surviving spouse as the new owner.

The Non-Qualified Policies contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Policies.

SERVICE FEES

We (and our affiliates) may receive compensation from certain investment advisers, administrators, and/or distributors (and/or an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. Such compensation may range up to 0.25% and is based on the value of portfolio shares held for the Policy. We may also receive a portion of the 12b-1 fees and service fees deducted from portfolio assets as reimbursement for administrative or other services we render to the portfolios. Some advisers, administrators, distributors, or portfolios may pay us more than others.

PRINCIPAL UNDERWRITER

Canada Life of America Financial Services, Inc. (CLAFS), an affiliate of Canada Life Insurance Company of America (CLICA), is the principal underwriter of the variable annuity Policies described herein. The offering of the Policies is continuous, and CLICA does not anticipate discontinuing the offering of the Policies. However, CLICA does reserve the right to discontinue the offering of the Policies.

CLAFS received $3,997,612 in 2002, $4,083,051 in 2001 and $3,600,134 in 2000 as commissions for serving as principal underwriter of the variable annuity policies issued by Canada Life Insurance Company of America. CLAFS did not retain any commissions in 2002, 2001 and 2000.

CALCULATION OF YIELDS AND TOTAL RETURNS

4

Money Market Yields

We may, from time to time, quote in advertisements and sales literature the current annualized yield of the Money Market Subaccount for a specific 7 day period in a manner which does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) at the end of the 7 day period in the value of a hypothetical account under a Policy having a balance of 1 unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365 day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for 1) the daily administration fee and 2) the mortality and expense risk charge. Current Yield will be calculated according to the following formula:

Current Yield = ((NCS-ES)/UV) X (365/7)

Where:

NCS	=

the net change in the value of the Money Market Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

ES	=	per unit charges deducted from the Sub–Account for the 7 day period.

UV	=	the unit value on the first day of the 7 day period.

The current yield for the 7 day period ended December 31, 2002 was (0.27%)%.

We may also quote the effective yield of the Money Market Subaccount for the same 7 day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

Effective Yield = (1+((NCS-ES)/UV))365/7        -1

Where:

NCS	=

the net change in the value of the Money Market Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period attributable to a hypothetical account having a balance of 1 Sub–Account unit.

ES	=	per unit charges deducted from the Subaccount for the 7 day period.

UV	=	the unit value for the first day of the 7 day period.

The effective yield for the 7 day period ended December 31, 2002 was (0.27%)%.

Because of the charges and deductions imposed under the Policy, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio.

The yields on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio of the Fund, and the Money Market Portfolio’s operating expenses.

Other Subaccount Yields

5

We may, from time to time, quote in sales literature and advertisements the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Policy for 30 day or one month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30 day or one month period. Because the yield is annualized, the yield generated by a Subaccount during the 30 day or one month period is assumed to be generated each period over a 12 month period. The yield is computed by: 1) dividing the net investment income of the Portfolio attributable to the Subaccount units less Subaccount charges for the period; by 2) the maximum offering price per unit on the last day of the period multiplied by the daily average number of units outstanding for the period; and by 3) compounding that yield for a 12 month period. Charges attributable to the Subaccount include 1) the daily administration fee and 2) the mortality and expense risk charge.

The 30 day or one month yield is calculated according to the following formula:

Yield = ((((NI-ES)/(U x UV)) + 1)12        - 1)

Where:

NI	=	net income of the Portfolio for the 30 day or one month period attributable to the Sub–Account’s units.

ES	=	charges deducted from the Subaccount for the 30 day or one month period.

U	=	the average number of units outstanding.

UV	=	the unit value at the close (highest) of the last day in the 30 day or one month period.

Because of the charges and deductions imposed under the Policies, the yield for the Sub–Account will be lower than the yield for the corresponding Portfolio.

The yield on the amounts held in the Subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Subaccount’s actual yield is affected by the types and quality of portfolio securities held by the Portfolio, and its operating expenses.

Yield calculations do not take into account any premium taxes or any surrender charges under the Policy. The maximum surrender charge is equal to 8% of certain amounts surrendered or withdrawn under the Policy. A surrender charge will not be imposed on any investment earnings in the Subccounts or interest earned in the Fixed Account and in certain other situations as described in the prospectus. Premium taxes currently range from 0% to 3.5% of premium payments, depending upon the jurisdiction in which the Policy is delivered.

Total Returns

A. Standardized “Average Annual Total Returns”

We may, from time to time, also quote in sales literature or advertisements total returns, including standardized average annual total returns for the Subaccounts calculated in a manner prescribed by the Securities and Exchange Commission (“SEC”), and other total returns. Total return for a Subaccount assumes that an investment has been held in the Subaccount for various periods of time, including a period measured from the date the first subaccount in the Variable Account investing in the underlying portfolio began operations. When the first subaccount in the Variable Account investing in the underlying portfolio has been in operation for 1, 5, and 10 years, we will include quotes of standardized average annual total returns for the period measured from the date such subaccount commenced operations adjusted to reflect current policy changes. In the case of the Fidelity Money Market Subaccount and the Fidelity Investment Grade Bond Portfolio, data will be shown from the date the Variable Account first invested in the Fidelity portfolios, rather than the date when the Variable Account first invested in the portfolios that were subsequently removed from the Variable Account pursuant to an substitution order obtained from the SEC.

Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total return quotations are provided will be for the most recent calendar quarter practicable, considering the type and media of the communication and will be stated in the communication.

6

Standardized average annual total returns will be calculated using subaccount unit values which we calculate on each valuation day based on the performance of the subaccount’s underlying Portfolio, adjusted to reflect the deductions for current Policy charges (the mortality and expense risk charge of 1.40% and daily administration fee of 0.15%), the crediting of the Bonus Credit of 4.00%, and the deduction of the surrender charge for the Policy. The standardized average annual total return will then be calculated according to the following formula:

TR = (ERV/P) 1/N - 1

Where:

TR	=	the standardized average annual total return net of recurring charges.

ERV	=	the ending redeemable value of the hypothetical account at the end of the period.

P	=	a hypothetical initial payment of $1,000.

N	=	the number of years in the period.

The standardized average annual total returns assume that the maximum fees and charges are imposed for calculations.

Standardized average annual total returns for the period ending December 31, 2002 are shown below in Table One. Because the Janus Aspen Flexible Income Portfolio, Janus International Growth Portfolio, Van Eck Worldwide Hard Assets Fund and Van Eck Worldwide Absolute Return Fund subaccounts were not in operation as of December 31, 2002, standardized average annual total returns for these subaccounts are not provided.

*CORESM is a service mark of Goldman, Sachs & Co.

Table One shows standardized average annual total returns for Subaccounts that have Variable Account Annual Expenses of 1.55% (reflecting the crediting of a Bonus Credit of 4.00%,1 any Persistency Bonus, and the deduction of surrender charges) for the periods shown below were:

Sub-Account	1 Year Return Year Ended 12/31/02	5 Year Return Year Ended 12/31/02	10 Year Return Year Ended 12/31/02		From Sub- Account Inception[2] to 12/31/02	Sub-Account Inception Date[2]
Alger American Growth	(37.22)%	(1.69)%	*	**	2.72%	05/01/96
Alger American Leveraged AllCap	(38.13)%	1.59%	*	**	3.45%	05/01/96
Alger American MidCap Growth	(33.83)%	2.63%	*	**	3.78%	05/01/96
Alger American Small Capitalization	(30.56)%	(10.46)%	*	**	(7.57)%	05/01/96
Berger IPT—International	(25.72)%	(4.60)%	*	**	(4.61)%	05/01/97
Dreyfus-VIF Capital Appreciation	(21.20)%	* *	*	**	(3.30)%	05/01/98
Dreyfus-VIF Growth and Income	(29.68)%	(4.06)%	*	**	0.03%	05/01/96
Dreyfus Socially Responsible	(33.24)%	(5.80)%	*	**	0.78%	05/01/96
Fidelity VIP Investment Grade Bond	5.45%	5.73%	5.89%		6.29%	12/04/89
Fidelity VIP Money Market[3]	(3.07)%	2.86%	3.40%		3.62%	12/04/89
Fidelity VIP Growth	(34.38)%	(1.67)%	*	**	6.71%	05/01/94
Fidelity VIP High Income	(1.35)%	(7.59)%	*	**	0.80%	05/01/94
Fidelity VIP Asset Manager	(13.33)%	(0.22)%	*	**	5.08%	05/01/94
Fidelity VIP Contrafund	(13.95)%	* *	*	**	(0.63)%	05/01/98
Fidelity VIP Index 500	(26.64)%	(2.48)%	*	**	4.28%	05/01/96
Fidelity VIP Growth Opportunities	(26.25)%	* *	*	**	(10.38)%	05/01/98
Fidelity VIP Overseas	(24.71)%	(5.58)%	*	**	(0.08)%	05/01/94
Goldman Sachs VIT Capital Growth	(28.70)%	* *	*	**	(23.77)%	05/01/01
Goldman Sachs VIT CORESM U.S. Equity	(26.30)%	* *	*	**	(21.32)%	05/01/01

7

Goldman Sachs VIT Growth and Income	(15.90)%	*	*	*	**	(13.08)%	05/01/01
Montgomery Emerging Markets	(14.28)%	(10.74)%		*	**	(7.93)%	05/01/96
Seligman Communications and Information	(40.25)%	0.03%		*	**	5.52%	05/01/95
Seligman Global Technology	(36.04)%	*	*	*	**	(36.84)%	11/09/01
Seligman Frontier	(30.86)%	(9.59)%		*	**	0.20%	05/01/95
Seligman Small Cap Value	(20.02)%	*	*	*	**	(17.46)%	05/01/01
Van Eck Global: Emerging Markets	*	*	*	*	**	(27.50)%	05/01/02
Van Eck Global: Real Estate	*	*	*	*	**	(23.41)%	05/01/02

*	These Sub–Accounts have not been in operation one year as of December 31, 2002, and accordingly, no one year standardized average annual total return is available.
**	These Sub–Accounts have not been in operation five years as of December 31, 2002, and accordingly, no five year standardized average annual total return is available.
***	These Sub–Accounts have not been in operation ten years as of December 31, 2002, and accordingly, no ten year standardized average annual total return is available.
[1]	If the Policy were purchased by an individual aged 66-70 on the Policy Date, the Bonus Credit would be 3%; if purchased by an individual aged 71-80 on the Policy Date, the Bonus Credit would be 2%. Due to the lower Bonus Credit on those Policies, performance would be lower. Once a Subaccount has ten years of performance, then the Persistency Bonus will be reflected in the “10 Year Return” column.
[2]	Refers to the date when the Variable Account first invested in the underlying portfolio.
[3]	Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

B. Nonstandardized “Average Annual Total Returns”

We may, from time to time, also quote in sales literature or advertisements, nonstandardized average annual total returns for the Subaccounts that do not reflect the surrender charge. These are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charges, and that the initial investment is assumed to be $10,000 rather than $1,000.

Generally, nonstandardized Subaccount performance data will only be disclosed if standardized average annual return for the Subaccounts for the required periods is also disclosed.

Nonstandardized average annual total returns for the period ending December 31, 2002 are shown on Table 2. Because the Janus Aspen Flexible Income Portfolio, Janus International Growth Portfolio, Van Eck Worldwide Hard Assets Fund and Van Eck Worldwide Absolute Return Fund subaccounts were not in operation as of December 31, 2002, nonstandardized average annual total returns for these subaccounts are not provided.

*CORESM is a service mark of Goldman, Sachs & Co.

Table Two shows nonstandardized average annual total returns for Subaccounts which have Variable Account Annual Expenses of 1.55% (not reflecting any Bonus Credits, Persistency Bonuses, or Surrender Charges) for the periods shown below were:

Sub-Account	1 Year Return Year Ended 12/31/02	5 Year Return Year Ended 12/31/02	10 Year Return Year Ended 12/31/02	From Sub- Account Inception[1] to 12/31/02	Sub-Account Inception Date[1]
Alger American Growth	(34.02)%	(1.58)%	***	2.67%	05/01/96
Alger American Leveraged AllCap	(34.93)%	1.68%	***	3.40%	05/01/96
Alger American MidCap Growth	(30.63)%	2.72%	***	3.73%	05/01/96

8

Alger American Small Capitalization	(27.36)%	(10.30)%	*	**	(7.66)%	05/01/96
Berger IPT—International	(22.52)%	(4.48)%	*	**	(4.50)%	05/01/97
Dreyfus-VIF Capital Appreciation	(18.00)%	* *	*	**	(2.96)%	05/01/98
Dreyfus-VIF Growth and Income	(26.48)%	(3.94)%	*	**	(0.03)%	05/01/96
Dreyfus Socially Responsible	(30.04)%	(5.67)%	*	**	0.72%	05/01/96
Fidelity VIP Investment Grade Bond	8.65%	5.81%	5.64%		6.14%	12/04/89
Fidelity VIP Money Market[2]	0.13%	2.95%	3.10%		3.42%	12/04/89
Fidelity VIP Growth	(31.18)%	(1.57)%	*	**	6.43%	05/01/94
Fidelity VIP High Income	1.85%	(7.45)%	*	**	0.36%	05/01/94
Fidelity VIP Asset Manager	(10.13)%	(0.12)%	*	**	4.76%	05/01/94
Fidelity VIP Contrafund	(10.75)%	* *	*	**	(0.33)%	05/01/98
Fidelity VIP Index 500	(23.44)%	(2.37)%	*	**	4.23%	05/01/96
Fidelity VIP Growth Opportunities	(23.05)%	* *	*	**	(9.93)%	05/01/98
Fidelity VIP Overseas	(21.51)%	(5.45)%	*	**	(0.55)%	05/01/94
Goldman Sachs VIT Capital Growth	(25.50)%	* *	*	**	(21.49)%	05/01/01
Goldman Sachs VIT CORESM U.S. Equity	(23.10)%	* *	*	**	(19.09)%	05/01/01
Goldman Sachs VIT Growth and Income	(12.70)%	* *	*	**	(10.99)%	05/01/01
Montgomery Emerging Markets	(11.08)%	(10.58)%	*	**	(8.03)%	05/01/96
Seligman Communications and Information	(37.05)%	0.13%	*	**	5.40%	05/01/95
Seligman Global Technology	(32.84)%	* *	*	**	(33.86)%	11/09/01
Seligman Frontier	(27.66)%	(9.44)%	*	**	0.04%	05/01/95
Seligman Small Cap Value	(16.82)%	* *	*	**	(15.29)%	05/01/01
Van Eck Global: Emerging Markets	*	* *	*	**	(23.15)%	05/01/02
Van Eck Global: Real Estate	*	* *	*	**	(18.98)%	05/01/02

*	These Sub–Accounts have not been in operation one year as of December 31, 2002, and accordingly, no one year standardized average annual total return is available.
**	These Sub–Accounts have not been in operation five years as of December 31, 2002, and accordingly, no five year standardized average annual total return is available.
***	These Sub–Accounts have not been in operation ten years as of December 31, 2002, and accordingly, no ten year standardized average annual total return is available.
[1]	Refers to the date when the Variable Account first invested in the underlying portfolio.
[2]	Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account we have.

We or our affiliates maintain records of all purchases and redemptions of portfolio shares held by each of the Subaccounts.

Our officers and employees are covered by an insurance company blanket bond issued by America Home Assurance Company to The Canada Life Assurance Company, our parent Company, in the amount of $25 million. The bond insures against dishonest and fraudulent acts of officers and employees.

STATE REGULATION

We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain Policy rights and provisions depends on state approval and/or filing and review processes. The Policies will be modified to comply with the requirements of each applicable jurisdiction.

9

RECORDS AND REPORTS

We will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to you semi-annually at your last address known to us.

Policy owners will also receive confirmation of each financial transaction including: premium payments, transfers, partial withdrawals, surrenders, and any other transactions requiring confirmation under applicable law.

LEGAL MATTERS

All matters relating to applicable state law pertaining to the Policies, including the validity of the Policies and our authority to issue the Policies, have been passed upon by Craig Edwards. Sutherland Asbill & Brennan LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws applicable to the issue and sale of the Policy.

EXPERTS

Our financial statements at December 31, 2002 and 2001 and for each of the two years in the period ended December 31, 2002 for Canada Life Insurance Company of America, appearing in this Statement of Additional Information and Registration Statement as well as the financial statements of Canada Life of America Variable Annuity Account 1 as of December 31, 2002 and for the periods indicated therein appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, of Atlanta, Georgia, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such experts given on the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The Variable Account’s statements of assets and liabilities as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained herein. Ernst & Young LLP, independent auditors, serves as independent auditors for the Variable Account.

Our balance sheets as of December 31, 2002 and 2001, and the related statements of operations, capital and surplus, and cash flows for each of the two years in the period ended December 31, 2002, as well as the Report of Independent Auditors, are contained herein. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

10

INDEX TO FINANCIAL STATEMENTS

Page

Canada Life of America Variable Annuity Account 1:

Report of Independent Auditors

Statements of Net Assets and Liabilities as of December 31, 2002

Statements of Operations for the year ended December 31, 2002

Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001

Notes to Financial Statements

Canada Life Insurance Company of America:

Report of Independent Auditors

Statutory Balance Sheets as of December 31, 2002 and 2001

Statutory Statements of Operations for the years ended December 31, 2002 and 2001

Statutory Statements of Capital and Surplus for the years ended December 31, 2002 and 2001

Statutory Statements of Cash Flows for the years ended December 31, 2002 and 2001

Notes to Statutory Financial Statements

AUDITED FINANCIAL STATEMENTS

CANADA LIFE OF AMERICA VARIABLE

ANNUITY ACCOUNT 1

December 31, 2002

With Report of Independent Auditors

Canada Life of America Variable Annuity Account 1

Financial Statements

December 31, 2002

Report of the Independent Auditors

Board of Directors of Canada Life Insurance Company of America

and Contract Owners of Canada Life of America Variable Annuity Account 1

We have audited the accompanying statements of assets and liabilities of Canada Life of America Variable Annuity Account 1 (the “Company”) (comprising, respectively, the Asset Manager, Fidelity Growth, High Income, Overseas, Index 500, Contrafund, Growth Opportunities, Fidelity VIP Money Market, Fidelity VIP II Investment Grade Bond, Communications and Information, Frontier, Global Technology, Small-Cap Value, Small Capitalization, Alger Growth, MidCap, Leveraged AllCap, Growth and Income, Socially Responsible, Capital Appreciation, Emerging Markets, Variable Series Growth, Berger IPT International, Small Company Growth, VIT Capital Growth, VIT Core (SM) U.S. Equity, VIT Global Income, VIT Growth and Income, VP Money Market, VP Bull Plus, VP UltraOTC, VP UltraSmall-Cap, VP Bear, VP Ultra Mid-Cap, VP Short Small-Cap, VP Short OTC, Levco Equity Value, Worldwide Emerging Markets and Worldwide Real Estate sub-accounts) as of December 31, 2002, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and the significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Canada Life of America Variable Annuity Account 1 at December 31, 2002, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Atlanta, Georgia

March 21, 2003

Canada Life of America Variable Annuity Account 1

Statements of Assets and Liabilities

December 31, 2002

	Fidelity Series
	Asset Manager Sub-account	Fidelity Growth Sub-account	High Income Sub-account	Overseas Sub-account	Index 500 Sub-account
Assets:
Investment in Fidelity at market value	$9,115,542	$9,142,913	$2,178,838	$2,392,779	$8,797,029
Due from Canada Life Insurance Company of America	3,460	1,042	741	655	—

Total assets	$9,119,002	$9,143,955	$2,179,579	$2,393,434	$8,797,029

Liabilities:
Payable to Canada Life Insurance Company of America	—	—	—	—	298

Net assets	$9,119,002	$9,143,955	$2,179,579	$2,393,434	$8,796,731

Net assets:
Accumulation units	$9,119,002	$9,143,955	$2,179,579	$2,393,434	$8,796,731

Total net assets:	$9,119,002	$9,143,955	$2,179,579	$2,393,434	$8,796,731

Units outstanding	374,626	229,219	89,291	153,690	80,268

Unit Value (accumulation)	$24.34	$39.89	$24.41	$15.57	$109.59

Supplemental Information:
Number of shares outstanding	714,944	390,056	367,426	217,922	88,041
Cost of shares outstanding	$10,705,321	$11,820,387	$2,061,153	$2,531,567	$10,491,049

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Assets and Liabilities (continued)

December 31, 2002

	Fidelity Series (continued)
	Contrafund Sub-account	Growth Opportunities Sub-account	Fidelity VIP Money Market Sub-account	Fidelity VIP II Investment Grade Bond Sub-account
Assets:
Investment in Fidelity at market value	$5,075,160	$567,711	$87,314,763	$7,897,401
Due from Canada Life Insurance Company of America	—	—	—	326

Total assets	$5,075,160	$567,711	$87,314,763	$7,897,727

Liabilities:
Payable to Canada Life Insurance Company of America	11,569	229	98,905	—

Net assets	$5,063,591	$567,482	$87,215,858	$7,897,727

Net assets:
Accumulation units	$5,063,591	$567,482	$87,215,858	$7,897,727

Total net assets:	$5,063,591	$567,482	$87,215,858	$7,897,727

Units outstanding	223,873	43,254	5,978,555	366,407

Unit value (accumulation)	$22.62	$13.12	$14.59	$21.55

Supplemental Information:
Number of shares outstanding	280,396	48,481	87,314,763	576,453
Cost of shares outstanding	$5,700,668	$645,129	$87,314,763	$7,457,569

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Assets and Liabilities (continued)

December 31, 2002

	Seligman Series
	Communications and Information Sub-account	Frontier Sub-account	Global Technology Sub-account	Small-Cap Value Sub-account
Assets:
Investment in Seligman at market value	$10,491,669	$1,037,734	$49,155	$2,700,423
Due from Canada Life Insurance Company of America	3,326	8	—	2,704

Total assets	$10,494,995	$1,037,742	$49,155	$2,703,127
Liabilities:
Payable to Canada Life Insurance Company of America	—	—	3	—

Net assets	$10,494,995	$1,037,742	$49,152	$2,703,127

Net assets:
Accumulation units	$10,494,995	$1,037,742	$49,152	$2,703,127

Total net assets:	$10,494,995	$1,037,742	$49,152	$2,703,127

Units outstanding	561,631	86,811	4,594	250,642

Unit value (accumulation)	$18.69	$11.95	$10.70	$10.78

Supplemental Information:
Number of shares outstanding	1,303,313	107,649	5,573	248,887
Cost of shares outstanding	$15,009,844	$1,321,742	$50,103	$2,903,145

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Assets and Liabilities (continued)

December 31, 2002

	Alger American Series
	Small Capitalization Sub-account	Alger Growth Sub-account	MidCap Sub-account	Leveraged AllCap Sub-account
Assets:

Investment in Alger American at market value	$36,278,520	$9,471,592	$6,230,925	$4,151,785
Due from Canada Life Insurance Company of America	—	1,386	7,621	—

Total assets	$36,278,520	$9,472,978	$6,238,546	$4,151,785

Liabilities:
Payable to Canada Life Insurance Company of America	236	—	—	45

Net assets	$36,278,284	$9,472,978	$6,238,546	$4,151,740

Net assets:
Accumulation units	$36,278,284	$9,472,978	$6,238,546	$4,151,740

Total net assets:	$36,278,284	$9,472,978	$6,238,546	$4,151,740

Units outstanding	1,378,721	234,130	226,988	168,961

Unit value (accumulation)	$26.31	$40.46	$27.48	$24.57

Supplemental Information:
Number of shares outstanding	2,971,214	384,555	500,476	199,126

Cost of shares outstanding	$36,481,184	$9,807,073	$7,898,104	$5,765,882

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Assets and Liabilities (continued)

December 31, 2002

	Dreyfus Series
	Growth and Income Sub-account	Socially Responsible Sub-account	Capital Appreciation Sub-account
Assets:
Investment in Dreyfus at market value	$3,717,741	$2,124,153	$2,036,284
Due from Canada Life Insurance Company of America	399	771	—

Total assets	$3,718,140	$2,124,924	$2,036,284

Liabilities:
Payable to Canada Life Insurance Company of America	—	—	437

Net assets	$3,718,140	$2,124,924	$2,035,847

Net assets:
Accumulation units	$3,718,140	$2,124,924	$2,035,847

Total net assets:	$3,718,140	$2,124,924	$2,035,847

Units outstanding	174,023	102,740	72,430

Unit value (accumulation)	$21.37	$20.68	$28.11

Supplemental Information:
Number of shares outstanding	231,491	112,389	70,753
Cost of shares outstanding	$4,559,853	$2,930,599	$2,300,547

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Assets and Liabilities (continued)

December 31, 2002

	Montgomery Series
	Emerging Markets Sub-account	Variable Series Growth Sub-account
Assets:
Investment in Montgomery at market value	$874,209	$—
Due from Canada Life Insurance Company of America	25,085	—

Total assets	$899,294	$—
Liabilities:
Payable to Canada Life Insurance Company of America	—	—

Net assets	$899,294	$—

Net assets:
Accumulation units	$899,294	$—

Total net assets:	$899,294	$—

Units outstanding	150,823	—

Unit value (accumulation)	$5.96	$—

Supplemental Information:
Number of shares outstanding	134,287	—
Cost of shares outstanding	$887,243	$—

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Assets and Liabilities (continued)

December 31, 2002

	Berger Series
	Berger IPT International Sub-account	Small Company Growth Sub-account
Assets:
Investment in Berger at market value	$1,104,948	$1,202,921
Due from Canada Life Insurance Company of America	—	—
Total assets	$1,104,948	$1,202,921

Liabilities:
Payable to Canada Life Insurance Company of America	37,676	9,122

Net assets	$1,067,272	$1,193,799

Net assets:
Accumulation units	$1,067,272	$1,193,799

Total net assets:	$1,067,272	$1,193,799

Units outstanding	137,246	176,403

Unit value (accumulation)	$7.78	$6.77

Supplemental Information:
Number of shares outstanding	152,407	166,610

Cost of shares outstanding	$1,141,260	$1,801,116

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Assets and Liabilities (continued)

December 31, 2002

	Goldman Sachs Series
	VIT Capital Growth Sub-account	VIT CORE (SM) U.S. Equity Sub-account	VIT Global Income Sub-account	VIT Growth and Income Sub-account
Assets:
Investment in Goldman Sachs at market value	$269,874	$85,764	$—	$270,421
Due from Canada Life Insurance Company of America	—	991	—	—

Total assets	$269,874	$86,755	$—	$270,421

Liabilities:
Payable to Canada Life Insurance Company of America	10	—	—	283

Net assets	$269,864	$86,755	$—	$270,138

Net assets:
Accumulation units	$269,864	$86,755	$—	$270,138

Total net assets:	$269,864	$86,755	$—	$270,138

Units outstanding	33,548	10,478	$—	33,989

Unit value (accumulation)	$8.04	$8.28	$—	$7.95

Supplemental Information:
Number of shares outstanding	34,733	10,102	$—	33,221

Cost of shares outstanding	$299,377	$97,485	$—	$275,651

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Assets and Liabilities (continued)

December 31, 2002

	ProFunds VP Series
	VP Money Market Sub-account	VP Bull Plus Sub-account	VP UltraOTC Sub-account	VP UltraSmall-Cap Sub-account	VP Bear Sub-account
Assets:
Investment in ProFunds at market value	$56,711,006	$5,912,241	$6,422,640	$—	$4,231
Due from Canada Life Insurance Company of America	—	—	40,765	—	—

Total assets	$56,711,006	$5,912,241	$6,463,405	$—	$4,231
Liabilities:
Payable to Canada Life Insurance Company of America	91,193	5,038	—	—	4,231

Net assets	$56,619,813	$5,907,203	$6,463,405	$—	$—

Net assets:
Accumulation units	$56,619,813	$5,907,203	$6,463,405	$—	$—

Total net assets:	$56,619,813	$5,907,203	$6,463,405	$—	$—

Units outstanding	57,410,185	418,517	3,628,891	—	—

Unit value (accumulation)	$0.99	$14.11	$1.78	$—	$—

Supplemental Information:
Number of shares outstanding	56,711,006	407,460	4,281,760	—	100
Cost of shares outstanding	$56,711,006	$5,910,126	$6,450,221	$—	$4,230

See accompanying Notes

Canada Life of America Variable Annuity Account 1

Statements of Assets and Liabilities (continued)

December 31, 2002

	ProFunds VP Series (continued)
	VP Ultra Mid-Cap Sub-account	VP Short Small-Cap Sub-account	VP Short OTC Sub-account
Assets:
Investment in ProFunds at market value	$2,363,304	$1,981,973	$1,839
Due from Canada Life Insurance Company of America	—	—	—

Total assets	$2,363,304	$1,981,973	$1,839

Liabilities:
Payable to Canada Life Insurance Company of America	409	1,019	1,839

Net assets	$2,362,895	$1,980,954	$—

Net assets:
Accumulation units	$2,362,895	$1,980,954	$—

Total net assets:	$2,362,895	$1,980,954	$—

Units outstanding	413,157	69,242	—

Unit value (accumulation)	$5.72	$28.61	$—

Supplemental Information:
Number of shares outstanding	136,449	68,962	55
Cost of shares outstanding	$2,363,930	$1,981,974	$1,813

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Assets and Liabilities (continued)

December 31, 2002

	Van Eck Series
	Levco Equity Value Sub-account	Worldwide Emerging Markets Sub-account	Worldwide Real Estate Sub-account
Assets:
Investment in Van Eck at market value	$18,865	$11,614,851	$24,799
Due from Canada Life Insurance Company of America	—	—	—

Total assets	$18,865	$11,614,851	$24,799

Liabilities:
Payable to Canada Life Insurance Company of America	1	2,326	85

Net assets	$18,864	$11,612,525	$24,714

Net assets:
Accumulation units	$18,864	$11,612,525	$24,714

Total net assets:	$18,864	$11,612,525	$24,714

Units outstanding	1,907	1,580,137	2,151

Unit value (accumulation)	$9.89	$7.35	$11.49

Supplemental Information:
Number of shares outstanding	2,385	1,472,098	2,463

Cost of shares outstanding	$18,984	$11,980,203	$24,511

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Operations (continued)

Year ended December 31, 2002

	Fidelity Series
	Asset Manager Sub-account	Fidelity Growth Sub-account	High Income Sub-account	Overseas Sub-account	Index 500 Sub-account
Income:
Dividends and capital gain distributions	$422,255	$33,164	$269,652	$23,701	$154,071
Expenses:
Mortality and expense risk	124,477	151,166	46,018	41,648	133,961
Administrative charges	14,937	18,140	5,522	4,998	16,075

Net investment income (loss)	282,841	(136,142)	218,112	(22,945)	4,035
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund shares	(991,910)	(1,583,369)	(22,292)	(604,232)	(936,107)
Change in unrealized appreciation (depreciation) during the year	(473,215)	(2,746,870)	204,109	(19,899)	(2,080,242)

Net increase (decrease) in net assets from operations	$(1,182,284)	$(4,466,381)	$399,929	$(647,076)	$(3,012,314)

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Operations (continued)

Year ended December 31, 2002

	Fidelity Series (continued)
	Contrafund Sub-account	Growth Opportunities Sub-account	Fidelity VIP Money Market Sub-account	Fidelity VIP II Investment Grade Bond Sub-account
Income:
Dividends and capital gain distributions	$46,085	$11,016	$800,359	$244,946
Expenses:
Mortality and expense risk	70,773	11,002	599,038	84,265
Administrative charges	8,493	1,320	71,885	10,112

Net investment income (loss)	(33,181)	(1,306)	129,436	150,569
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund shares	(96,865)	(156,985)	—	83,441
Change in unrealized appreciation (depreciation) during the year	(328,973)	(90,911)	—	359,944

Net increase (decrease) in net assets from operations	$(459,019)	$(249,202)	$129,436	$593,954

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Operations (continued)

Year ended December 31, 2002

	Seligman Series
	Communications and Information Sub-account	Frontier Sub-account	Global Technology Sub-account	Small-Cap Value Sub-account
Income:
Dividends and capital gain distributions	$—	$—	$—	$42,779
Expenses:
Mortality and expense risk	174,851	17,041	371	26,440
Administrative charges	20,982	2,045	44	3,173

Net investment income (loss)	(195,833)	(19,086)	(415)	13,166
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund shares	(7,574,724)	(234,502)	(58,713)	(259,742)
Change in unrealized appreciation (depreciation) during the year	465,803	(203,350)	5,809	(299,728)

Net increase (decrease) in net assets from operations	$(7,304,754)	$(456,938)	$(53,319)	$(546,304)

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Operations (continued)

Year ended December 31, 2002

	Alger American Series
	Small Capitalization Sub-account	Alger Growth Sub-account	MidCap Sub-account	Leveraged AllCap Sub-account
Income:
Dividends and capital gain distributions	$—	$3,577	$—	$424
Expenses:
Mortality and expense risk	156,671	113,713	142,836	69,678
Administrative charges	18,801	13,646	17,140	8,361

Net investment income (loss)	(175,472)	(123,782)	(159,976)	(77,615)
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund shares	(1,896,061)	(4,144,028)	(3,284,859)	(2,049,087)
Change in unrealized appreciation (depreciation) during the year	(128,056)	(347,475)	(608,049)	(332,044)

Net increase (decrease) in net assets from operations	$(2,199,589)	$(4,615,285)	$(4,052,884)	$(2,458,746)

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Operations (continued)

Year ended December 31, 2002

	Dreyfus Series
	Growth and Income Sub-account	Socially Responsible Sub-account	Capital Appreciation Sub-account
Income:
Dividends and capital gain distributions	$27,392	$5,769	$25,248
Expenses:
Mortality and expense risk	56,084	39,602	28,803
Administrative charges	6,730	4,752	3,456

Net investment income (loss)	(35,422)	(38,585)	(7,011)
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund shares	(746,667)	(899,396)	(266,796)
Change in unrealized appreciation (depreciation) during the year	(672,926)	(232,717)	(195,530)

Net increase (decrease) in net assets from operations	$(1,455,015)	$(1,170,698)	$(469,337)

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Operations (continued)

Year ended December 31, 2002

	Montgomery Series
	Emerging Markets Sub-account	Variable Series Growth Sub-account
Income:
Dividends and capital gain distributions	$1,954	$—
Expenses:
Mortality and expense risk	18,846	4,689
Administrative charges	2,262	563

Net investment income (loss)	(19,154)	(5,252)
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund shares	142,603	(324,793)
Change in unrealized appreciation (depreciation) during the year	(68,738)	192,959

Net increase (decrease) in net assets from operations	$54,711	$(137,086)

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Operations (continued)

Year ended December 31, 2002

	Berger Series
	Berger IPT International Sub-account	Small Company Growth Sub-account
Income:
Dividends and capital gain distributions	$29,344	$—
Expenses:
Mortality and expense risk	12,244	22,612
Administrative charges	1,469	2,713

Net investment income (loss)	15,631	(25,325)
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund shares	(285,567)	(1,057,151)
Change in unrealized appreciation (depreciation) during the year	116,094	(231,540)

Net increase (decrease) in net assets from operations	$(153,842)	$(1,314,016)

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Operations (continued)

Year ended December 31, 2002

	Goldman Sachs Series
	VIT Capital Growth Sub-Account	VIT CORE (SM) U.S. Equity Sub-Account	VIT Global Income Sub-Account	VIT Growth and Income Sub-Account
Income:
Dividends and capital gain distributions	$575	$553	$—	$4,508
Expenses:
Mortality and expense risk	2,766	2,196	12	2,215
Administrative charges	332	264	1	266

Net investment income (loss)	(2,523)	(1,907)	(13)	2,027
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund shares	(32,748)	(34,873)	(1,034)	(20,750)
Change in unrealized appreciation (depreciation) during the year	(24,907)	(15,498)	1,216	(5,854)

Net increase (decrease) in net assets from operations	$(60,178)	$(52,278)	$169	$(24,577)

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Operations (continued)

Year ended December 31, 2002

	ProFunds VP Series
	VP Money Market Sub-account	VP Bull Plus Sub-account	VP UltraOTC Sub-account	VP UltraSmall-Cap Sub-account	VP Bear Sub-account
Income:
Dividends and capital gain distributions	$113,681	$—	$—	$—	$9,210
Expenses:
Mortality and expense risk	642,133	35,743	27,432	43,653	59,635
Administrative charges	77,056	4,289	3,292	5,238	7,156

Net investment income (loss)	(605,508)	(40,032)	(30,724)	(48,891)	(57,581)
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund shares	—	123,548	(600,528)	(3,983,369)	2,096,942
Change in unrealized appreciation (depreciation) during the year	—	14,974	798	5	2

Net increase (decrease) in net assets from operations	$(605,508)	$98,490	$(630,454)	$(4,032,255)	$2,039,363

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Operations (continued)

Year ended December 31, 2002

	ProFunds VP Series (continued)
	VP Ultra Mid-Cap Sub-account*	VP Short Small-Cap Sub-account**	VP Short OTC Sub-account**
Income:
Dividends and capital gain distributions	$—	$—	$—
Expenses:
Mortality and expense risk	20,067	4,674	4,104
Administrative charges	2,408	561	492

Net investment income (loss)	(22,475)	(5,235)	(4,596)
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund shares	(625,151)	(444,056)	(968,771)
Change in unrealized appreciation (depreciation) during the year	(626)	(1)	26

Net increase (decrease) in net assets from operations	$(648,252)	$(449,292)	$(973,341)

*For the period May 1, 2002 (commencement of operations) to December 31, 2002.

**For the period September 16, 2002 (commencement of operations) to December 31, 2002.

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Operations (continued)

Year ended December 31, 2002

	Van Eck Series
	Levco Equity Value Sub-account*	Worldwide Emerging Markets Sub-account*	Worldwide Real Estate Sub-account*
Income:
Dividends and capital gain distributions	$—	$—	$—
Expenses:
Mortality and expense risk	95	109,854	380
Administrative charges	11	13,182	46

Net investment income (loss)	(106)	(123,036)	(426)
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund shares	(1)	(971,664)	5,009
Change in unrealized appreciation (depreciation) during the year	(119)	(365,352)	288

Net increase (decrease) in net assets from operations	$(226)	$(1,460,052)	$4,871

*For the period May 1, 2002 (commencement of operations) to December 31, 2002.

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Changes in Net Assets

For the years ended December 31, 2002 and 2001

	Fidelity Series
	Asset Manager Sub-Account		Fidelity Growth Sub-Account		High Income Sub-Account
	2002	2001	2002	2001	2002	2001
Change in net assets from operations:
Net investment income (loss)	$282,841	$700,016	$(136,142)	$1,190,758	$218,112	$792,756
Realized gains (losses)	(991,910)	(1,068,925)	(1,583,369)	(5,624,877)	(22,292)	(1,097,890)
Unrealized appreciation (depreciation) during the year	(473,215)	(469,238)	(2,746,870)	601,377	204,109	238,323

Net increase (decrease) in net assets from operations	(1,182,284)	(838,147)	(4,466,381)	(3,832,742)	399,929	(66,811)

Contract transactions:
Payments received from contract owners	363,306	614,158	617,992	1,090,688	116,286	131,461
Transfers between sub-accounts (including fixed account), net	(526,191)	(336,647)	(1,516,343)	361,192	160,218	(3,827,955)
Transfers for contract benefits and terminations	(1,332,322)	(3,624,849)	(1,588,469)	(2,459,278)	(979,647)	(589,632)

Net increase (decrease) in net assets from contract transactions	(1,495,207)	(3,347,338)	(2,486,820)	(1,007,398)	(703,143)	(4,286,126)

Total increase (decrease) in net assets	(2,677,491)	(4,185,485)	(6,953,201)	(4,840,140)	(303,214)	(4,352,937)
Net assets at beginning of period	11,796,493	15,981,978	16,097,156	20,937,296	2,482,793	6,835,730

Net assets at end of period	$9,119,002	$11,796,493	$9,143,955	$16,097,156	$2,179,579	$2,482,793

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

	Fidelity Series (continued)
	Overseas Sub-Account		Index 500 Sub-Account		Contrafund Sub-Account
	2002	2001	2002	2001	2002	2001
Change in net assets from operations:
Net investment income (loss)	$(22,945)	$855,296	$4,035	$(26,145)	$(33,181)	$171,075
Realized gains (losses)	(604,232)	(1,719,766)	(936,107)	(923,517)	(96,865)	(1,351,739)
Unrealized appreciation (depreciation) during the year	(19,899)	(64,300)	(2,080,242)	59,891	(328,973)	162,486

Net increase (decrease) in net assets from operations	(647,076)	(928,770)	(3,012,314)	(889,771)	(459,019)	(1,018,178)

Contract transactions:
Payments received from contract owners	69,791	110,612	513,154	575,238	103,934	161,445
Transfers between sub-accounts (including fixed account), net	(55,914)	(820,059)	(823,703)	1,230,415	549,664	(999,893)
Transfers for contract benefits and terminations	(353,138)	(785,543)	(1,193,016)	(1,523,298)	(997,422)	(819,339)

Net increase (decrease) in net assets from contract transactions	(339,261)	(1,494,990)	(1,503,565)	282,355	(343,824)	(1,657,787)

Total increase (decrease) in net assets	(986,337)	(2,423,760)	(4,515,879)	(607,416)	(802,843)	(2,675,965)
Net assets at beginning of period	3,379,771	5,803,531	13,312,610	13,920,026	5,866,434	8,542,399

Net assets at end of period	$2,393,434	$3,379,771	$8,796,731	$13,312,610	$5,063,591	$5,866,434

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

	Fidelity Series (continued)
	Growth Opportunities Sub-Account		Fidelity VIP Money Market Sub-Account		Fidelity VIP II Investment Grade Bond Sub-Account
	2002	2001	2002	2001	2002	2001
Change in net assets from operations:
Net investment income (loss)	$(1,306)	$(15,101)	$129,436	$932,682	$150,569	$168,762
Realized gains (losses)	(156,985)	80,809	—	—	83,441	344,295
Unrealized appreciation (depreciation) during the year	(90,911)	18,942	—	—	359,944	(132,662)

Net increase (decrease) in net assets from operations	(249,202)	84,650	129,436	932,682	593,954	380,395

Contract transactions:
Payments received from contract owners	48,857	38,014	118,964,520	7,019,533	225,795	204,964
Transfers between sub-accounts (including fixed account), net	(211,668)	98,706	(50,811,954)	(14,136,216)	2,168,741	1,648,295
Transfers for contract benefits and terminations	(186,480)	(228,190)	(14,284,990)	(6,058,219)	(959,682)	(699,403)

Net increase (decrease) in net assets from contract transactions	(349,291)	(91,470)	53,867,576	(13,174,902)	1,434,854	1,153,856

Total increase (decrease) in net assets	(598,493)	(6,820)	53,997,012	(12,242,220)	2,028,808	1,534,251
Net assets at beginning of period	1,165,975	1,172,795	33,218,846	45,461,066	5,868,919	4,334,668

Net assets at end of period	$567,482	$1,165,975	$87,215,858	$33,218,846	$7,897,727	$5,868,919

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

	Seligman Series
	Communications and Information Sub-account		Frontier Sub-account
	2002	2001	2002	2001
Change in net assets from operations:
Net investment income (loss)	$(195,833)	$3,550,398	$(19,086)	$99,262
Realized gains (losses)	(7,574,724)	(8,233,178)	(234,502)	(221,968)
Unrealized appreciation (depreciation) during the year	465,803	5,003,711	(203,350)	(94,878)

Net increase (decrease) in net assets from operations	(7,304,754)	320,931	(456,938)	(217,584)

Contract transactions:

Payments received from contract owners	769,468	1,084,995	21,746	25,066
Transfers between sub- accounts (including fixed account), net	(1,630,440)	(355,101)	(143,678)	(36,559)
Transfers for contract benefits and terminations	(1,612,378)	(1,909,164)	(199,036)	(225,136)

Net increase (decrease) in net assets from contract transactions	(2,473,350)	(1,179,270)	(320,968)	(236,629)

Total increase (decrease) in net assets	(9,778,104)	(858,339)	(777,906)	(454,213)
Net assets at beginning of period	20,273,099	21,131,438	1,815,648	2,269,861

Net assets at end of period	$10,494,995	$20,273,099	$1,037,742	$1,815,648

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

	Seligman Series (continued)
	Global Technology Sub-account*		Small-Cap Value Sub-account*
	2002	2001	2002	2001
Change in net assets from operations:
Net investment income (loss)	$(415)	$13,082	$13,166	$(1,885)
Realized gains (losses)	(58,713)	(2,890)	(259,742)	12,182
Unrealized appreciation (depreciation) during the year	5,809	(6,756)	(299,728)	97,006

Net increase (decrease) in net assets from operations	(53,319)	3,436	(546,304)	107,303

Contract transactions:
Payments received from contract owners	54,851	273	233,979	51,552
Transfers between sub-accounts (including fixed account), net	(27,114)	72,175	2,299,326	745,062
Transfers for contract benefits and terminations	(1,076)	(74)	(180,228)	(7,563)

Net increase (decrease) in net assets from contract transactions	26,661	72,374	2,353,077	789,051

Total increase (decrease) in net assets	(26,658)	75,810	1,806,773	896,354
Net assets at beginning of period	75,810	—	896,354	—

Net assets at end of period	$49,152	$75,810	$2,703,127	$896,354

*For the period May 1, 2001 (commencement of operations) to December 31, 2001.

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

	Alger American Series
	Small Capitalization Sub-Account		Alger Growth Sub-Account
	2002	2001	2002	2001
Change in net assets from operations:
Net investment income (loss)	$(175,472)	$(92,684)	$(123,782)	$1,477,953
Realized gains (losses)	(1,896,061)	148,894	(4,144,028)	(2,353,526)
Unrealized appreciation (depreciation) during the year	(128,056)	177,141	(347,475)	242,653

Net increase (decrease) in net assets from operations	(2,199,589)	233,351	(4,615,285)	(632,920)

Contract transactions:
Payments received from contract owners	66,854	1,722,689	505,033	970,557
Transfers between sub-accounts (including fixed account), net	37,194,283	(1,616,132)	2,515,369	545,151
Transfers for contract benefits and terminations	(122,341)	(1,316,984)	(898,089)	(1,422,649)

Net increase (decrease) in net assets from contract transactions	37,138,796	(1,210,427)	2,122,313	93,059

Total increase (decrease) in net assets	34,939,207	(977,076)	(2,492,972)	(539,861)
Net assets at beginning of period	1,339,077	2,316,153	11,965,950	12,505,811

Net assets at end of period	$36,278,284	$1,339,077	$9,472,978	$11,965,950

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

	Alger American Series (continued)
	MidCap Sub-account		Leveraged AllCap Sub-account
	2002	2001	2002	2001
Change in net assets from operations:
Net investment income (loss)	$(159,976)	$3,617,096	$(77,615)	$164,605
Realized gains (losses)	(3,284,859)	(3,590,172)	(2,049,087)	(3,649,979)
Unrealized appreciation (depreciation) during the year	(608,049)	(1,439,632)	(332,044)	1,282,864

Net increase (decrease) in net assets from operations	(4,052,884)	(1,412,708)	(2,458,746)	(2,202,510)

Contract transactions:
Payments received from contract owners	395,296	780,353	571,042	684,157
Transfers between sub-accounts (including fixed account), net	2,162,785	2,030,811	(1,042,603)	(2,826,875)
Transfers for contract benefits and terminations	(2,226,340)	(1,426,911)	(414,424)	(884,783)

Net increase (decrease) in net assets from contract transactions	331,741	1,384,253	(885,985)	(3,027,501)

Total increase (decrease) in net assets	(3,721,143)	(28,455)	(3,344,731)	(5,230,011)
Net assets at beginning of period	9,959,689	9,988,144	7,496,471	12,726,482

Net assets at end of period	$6,238,546	$9,959,689	$4,151,740	$7,496,471

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

	Dreyfus Series
	Growth and Income Sub-Account		Socially Responsible Sub-Account		Capital Appreciation Sub-Account
	2002	2001	2002	2001	2002	2001
Change in net assets from operations:
Net investment income (loss)	$(35,422)	$37,492	$(38,585)	$(93,680)	$(7,011)	$(17,007)
Realized gains (losses)	(746,667)	(433,513)	(899,396)	(1,856,975)	(266,796)	(331,293)
Unrealized appreciation (depreciation) during the year	(672,926)	(210,734)	(232,717)	(285,081)	(195,530)	(13,079)

Net increase (decrease) in net assets from operations	(1,455,015)	(606,755)	(1,170,698)	(2,235,736)	(469,337)	(361,379)

Contract transactions:
Payments received from contract owners	97,997	395,607	80,344	212,970	28,495	164,148
Transfers between sub-accounts (including fixed account), net	119,500	491,646	(884,621)	(1,645,626)	246,278	151,621
Transfers for contract benefits and terminations	(619,651)	(669,121)	(333,356)	(611,843)	(364,734)	(276,880)

Net increase (decrease) in net assets from contract transactions	(402,154)	218,132	(1,137,633)	(2,044,499)	(89,961)	38,889

Total increase (decrease) in net assets	(1,857,169)	(388,623)	(2,308,331)	(4,280,235)	(559,298)	(322,490)
Net assets at beginning of period	5,575,309	5,963,932	4,433,255	8,713,490	2,595,145	2,917,635

Net assets at end of period	$3,718,140	$5,575,309	$2,124,924	$4,433,255	$2,035,847	$2,595,145

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

	Montgomery Series
	Emerging Markets Sub-Account		Variable Series Growth Sub-Account
	2002	2001	2002	2001
Change in net assets from operations:
Net investment income (loss)	$(19,154)	$(19,169)	$(5,252)	$65,915
Realized gains (losses)	142,603	(335,566)	(324,793)	(172,038)
Unrealized appreciation (depreciation) during the year	(68,738)	315,754	192,959	(82,666)

Net increase (decrease) in net assets from operations	54,711	(38,981)	(137,086)	(188,789)

Contract transactions:
Payments received from contract owners	69,573	50,740	6,351	10,583
Transfers between sub-accounts (including fixed account), net	(224,404)	(237,218)	(418,938)	(201,828)
Transfers for contract benefits and terminations	(60,944)	(131,679)	(23,330)	(78,097)

Net increase (decrease) in net assets from contract transactions	(215,775)	(318,157)	(435,917)	(269,342)

Total increase (decrease) in net assets	(161,064)	(357,138)	(573,003)	(458,131)
Net assets at beginning of period	1,060,358	1,417,496	573,003	1,031,134

Net assets at end of period	$899,294	$1,060,358	$—	$573,003

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

	Berger Series
	Berger IPT International Sub-Account		Small Company Growth Sub-Account
	2002	2001	2002	2001
Change in net assets from operations:
Net investment income (loss)	$15,631	$61,443	$(25,325)	$(4,360)
Realized gains (losses)	(285,567)	(230,279)	(1,057,151)	(743,193)
Unrealized appreciation (depreciation) during the year	116,094	(183,433)	(231,540)	(71,117)

Net increase (decrease) in net assets from operations	(153,842)	(352,269)	(1,314,016)	(818,670)

Contract transactions:
Payments received from contract owners	33,195	39,531	112,834	190,043
Transfers between sub-accounts (including fixed account), net	277,450	44,487	15,037	765,470
Transfers for contract benefits and terminations	(108,387)	(372,814)	(235,413)	(320,224)

Net increase (decrease) in net assets from contract transactions	202,258	(288,796)	(107,542)	635,289

Total increase (decrease) in net assets	48,416	(641,065)	(1,421,558)	(183,381)
Net assets at beginning of period	1,018,856	1,659,921	2,615,357	2,798,738

Net assets at end of period	$1,067,272	$1,018,856	$1,193,799	$2,615,357

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

	Goldman Sachs Series
	VIT Capital Growth Sub-Account*		VIT CORE (SM) U.S. Equity Sub-Account*
	2002	2001	2002	2001
Change in net assets from operations:
Net investment income (loss)	$(2,523)	$(217)	$(1,907)	$95
Realized gains (losses)	(32,748)	(1,245)	(34,873)	953
Unrealized appreciation (depreciation) during the year	(24,907)	(4,595)	(15,498)	3,776

Net increase (decrease) in net assets from operations	(60,178)	(6,057)	(52,278)	4,824

Contract transactions:
Payments received from contract owners	112,453	12,189	2,360	20,890
Transfers between sub-accounts (including fixed account), net	53,227	169,823	9,840	156,913
Transfers for contract benefits and terminations	(11,275)	(318)	(51,864)	(3,930)

Net increase (decrease) in net assets from contract transactions	154,405	181,694	(39,664)	173,873

Total increase (decrease) in net assets	94,227	175,637	(91,942)	178,697
Net assets at beginning of period	175,637	—	178,697	—

Net assets at end of period	$269,864	$175,637	$86,755	$178,697

*For the period May 1, 2001 (commencement of operations) to December 31, 2001.

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

	Goldman Sachs Series (continued)
	VIT Global Income Sub-Account*		VIT Growth and Income Sub-Account*
	2002	2001	2002	2001
Change in net assets from operations:
Net investment income (loss)	$(13)	$864	$2,027	$64
Realized gains (losses)	(1,034)	65	(20,750)	(432)
Unrealized appreciation (depreciation) during the year	1,216	(1,216)	(5,854)	624

Net increase (decrease) in net assets from operations	169	(287)	(24,577)	256

Contract transactions:
Payments received from contract owners	270	1,573	24,299	24,095
Transfers between sub-accounts (including fixed account), net	(26,234)	24,785	236,172	40,758
Transfers for contract benefits and terminations	(91)	(185)	(30,865)	—

Net increase (decrease) in net assets from contract transactions	(26,055)	26,173	229,606	64,853

Total increase (decrease) in net assets	(25,886)	25,886	205,029	65,109
Net assets at beginning of period	25,886	—	65,109	—

Net assets at end of period	$—	$25,886	$270,138	$65,109

*For the period May 1, 2001 (commencement of operations) to December 31, 2001.

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

	ProFunds VP Series
	VP Money Market Sub-Account*		VP Bull Plus Sub-Account*		VP UltraOTC Sub-Account*
	2002	2001	2002	2001	2002	2001
Change in net assets from operations:

Net investment income (loss)	$(605,508)	$(47,368)	$(40,032)	$(12,351)	$(30,724)	$(12,043)
Realized gains (losses)	—	—	123,548	(368,265)	(600,528)	95,412
Unrealized appreciation (depreciation) during the year	—	—	14,974	(12,860)	798	(28,379)

Net increase (decrease) in net assets from operations	(605,508)	(47,368)	98,490	(393,476)	(630,454)	54,990

Contract transactions:

Payments received from contract owners	24,905,833	39,368,839	4,840	—	48,749	2,396
Transfers between sub-accounts (including fixed account), net	(26,653,406)	21,749,129	3,092,049	3,340,287	6,127,583	919,736
Transfers for contract benefits and terminations	(1,982,724)	(114,982)	(219,452)	(15,535)	(59,567)	(28)

Net increase (decrease) in net assets from contract transactions	(3,730,297)	61,002,986	2,877,437	3,324,752	6,116,765	922,104

Total increase (decrease) in net assets	(4,335,805)	60,955,618	2,975,927	2,931,276	5,486,311	977,094

Net assets at beginning of period	60,955,618	—	2,931,276	—	977,094	—

Net assets at end of period	$56,619,813	$60,955,618	$5,907,203	$2,931,276	$6,463,405	$977,094

*For the period August 31, 2001 (commencement of operations) to December 31, 2001.

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

	ProFunds VP Series (continued)
	VP UltraSmall-Cap Sub-Account*		VP Bear Sub-Account*
	2002	2001	2002	2001
Change in net assets from operations:

Net investment income (loss)	$(48,891)	$(22,249)	$(57,581)	$(244)
Realized gains (losses)	(3,983,369)	999,554	2,096,942	21,407
Unrealized appreciation (depreciation) during the year	5	(5)	2	—

Net increase (decrease) in net assets from operations	(4,032,255)	977,300	2,039,363	21,163

Contract transactions:

Payments received from contract owners	3,520	20,152	—	44
Transfers between sub- accounts (including fixed account), net	4,117,453	(997,425)	(1,943,207)	(21,207)
Transfers for contract benefits and terminations	(88,718)	(27)	(96,156)	—

Net increase (decrease) in net assets from contract transactions	4,032,255	(977,300)	(2,039,363)	(21,163)

Total increase (decrease) in net assets	—	—	—	—

Net assets at beginning of period	—	—	—	—

Net assets at end of period	$—	$—	$—	$—

*For the period August 31, 2001 (commencement of operations) to December 31, 2001.

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

	ProFunds VP Series (continued)
	VP Ultra Mid-Cap Sub-Account*		VP Short Small-Cap Sub-Account**		VP Short OTC Sub-Account**
	2002	2001	2002	2001	2002	2001
Change in net assets from operations:

Net investment income (loss)	$(22,475)	$—	$(5,235)	$—	$(4,596)	$—
Realized gains (losses)	(625,151)	—	(444,056)	—	(968,771)	—
Unrealized appreciation (depreciation) during the year	(626)	—	(1)	—	26	—

Net increase (decrease) in net assets from operations	(648,252)	—	(449,292)	—	(973,341)	—

Contract transactions:

Payments received from contract owners	—	—	2	—	25	—
Transfers between sub- accounts (including fixed account), net	3,051,520	—	2,433,165	—	985,799	—
Transfers for contract benefits and terminations	(40,373)	—	(2,921)	—	(12,483)	—

Net increase (decrease) in net assets from contract transactions	3,011,147	—	2,430,246	—	973,341	—

Total increase (decrease) in net assets	2,362,895	—	1,980,954	—	—	—

Net assets at beginning of period	—	—	—	—	—	—

Net assets at end of period	$2,362,895	$—	$1,980,954	$—	$—	$—

*For the period May 1, 2002 (commencement of operations) to December 31, 2002.

**For the period September 16, 2002 (commencement of operations) to December 31, 2002.

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

	Van Eck Series
	Levco Equity Value Sub-Account*		Worldwide Emerging Markets Sub-Account*		Worldwide Real Estate Sub-Account*
	2002	2001	2002	2001	2002	2001
Change in net assets from operations:

Net investment income (loss)	$(106)	$—	$(123,036)	$—	$(426)	$—
Realized gains (losses)	(1)	—	(971,664)	—	5,009	—
Unrealized appreciation (depreciation) during the year	(119)	—	(365,352)	—	288	—

Net increase (decrease) in net assets from operations	(226)	—	(1,460,052)	—	4,871	—

Contract transactions:

Payments received from contract owners	—	—	90,631	—	814	—
Transfers between sub- accounts (including fixed account), net	19,094	—	17,899,291	—	19,277	—
Transfers for contract benefits and terminations	(4)		(4,917,345)	—	(248)	—

Net increase (decrease) in net assets from contract transactions	19,090	—	13,072,577	—	19,843	—

Total increase (decrease) in net assets	18,864	—	11,612,525	—	24,714	—

Net assets at beginning of period	—	—	—	—	—	—

Net assets at end of period	$18,864	$—	$11,612,525	$—	$24,714	$—

*For the period May 1, 2002 (commencement of operations) to December 31, 2002.

See accompanying Notes.

Canada Life of America Variable Annuity Account 1

Notes to Financial Statements

December 31, 2002

1. Organization

Canada Life of America Variable Annuity Account 1 (“Variable Annuity Account 1”) was established on July 22, 1988 as a separate investment account of Canada Life Insurance Company of America (“CLICA”) to receive and invest premium payments under variable annuity policies issued by CLICA. Variable Annuity Account 1 commenced operations on December 4, 1989. Variable Annuity Account 1 is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of Variable Annuity Account 1 are invested in the following diversified open-end management investment companies: Fidelity Investments Variable Insurance Products Fund (“Fidelity”), Seligman Portfolios, Inc. (“Seligman”), Alger American Fund (“Alger American”), Montgomery Funds III (“Montgomery”) and Goldman Sachs VIT Capital Growth, VIT Core (SM) U.S. Equity and VIT Growth and Income funds (“Goldman Sachs”). Additionally, assets are invested in Dreyfus Variable Investment Fund (“Dreyfus”), an open-ended, non-diversified, management investment company, Berger Institutional Products Trust (“Berger”), Goldman Sachs VIT Global Income Fund (“Goldman Sachs”), ProFunds VP, and Van Eck.

CLICA discontinued offering the Goldman Sachs VIT Global Income sub-account and the Montgomery Variable Series Growth sub-account as of April 30, 2002 and October 31, 2002, respectively.

The assets of Variable Annuity Account 1 are the property of CLICA. The portion of Variable Annuity Account 1 assets applicable to the policies will not be charged with liabilities arising out of any other business CLICA may conduct.

2. Significant Accounting Policies

Investments

Investments in shares of Fidelity, Seligman, Alger American, Dreyfus, Montgomery, Berger, Goldman Sachs, ProFunds VP and Van Eck are valued at the reported net asset values of the respective portfolios. Realized gains and losses are computed on the basis of average cost. The difference between cost and current market value of investments owned is recorded as an unrealized gain or loss on investments.

Dividends and Capital Gain Distributions

Dividends and capital gain distributions are recorded on the ex-dividend date and reflect the dividends declared by Fidelity, Seligman, Alger American, Dreyfus, Montgomery, Berger, Goldman Sachs, ProFunds VP and Van Eck from their accumulated net investment income and net realized investment gains. Dividends in the Fidelity VIP and ProFunds VP Money Market Sub-accounts are declared daily and paid quarterly and monthly respectively. Dividends in all other Sub-accounts are declared and paid annually. Dividends and capital gain distributions paid to Variable Annuity Account 1 are reinvested in additional shares of the respective Sub-accounts at the net asset value per share.

Canada Life of America Variable Annuity Account 1

Notes to Financial Statements (continued)

December 31, 2002

2. Significant Accounting Policies (continued)

Federal Income Taxes

Variable Annuity Account 1 is not taxed separately because the operations of Variable Annuity Account 1 will be included in the Federal income tax return of CLICA, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code.

Other

Variable Annuity Account 1 has no contracts in payout (annuitization) period.

There are no amounts retained in Variable Annuity Account 1 by CLICA to protect against adverse mortality.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

Canada Life of America Variable Annuity Account 1

Notes to Financial Statements (continued)

December 31, 2002

3. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

	Purchases	Sales
Fidelity Series
Asset Manager	$4,578,774	$6,793,878
Fidelity Growth	30,190,435	34,385,764
High Income	20,535,247	21,042,239
Overseas	50,459,250	51,425,523
Index 500	7,378,182	9,814,540
Contrafund	68,817,781	69,292,272
Growth Opportunities	2,245,554	2,754,631
Fidelity VIP Money Market	3,235,032,341	3,164,388,947
Fidelity VIP II Investment Grade Bond	9,323,233	7,654,914

Seligman Series
Communications and Information	16,876,921	27,123,366
Frontier	1,066,813	1,641,375
Global Technology	2,250,920	2,283,383
Small-Cap Value	7,278,824	5,175,027

Alger American Series
Small Capitalization	1,333,011,249	1,297,943,629
Alger Growth	176,735,804	178,880,593
MidCap	605,159,007	608,279,832
Leveraged AllCap	5,555,821	8,568,489

Dreyfus Series
Growth and Income	3,938,924	5,126,815
Socially Responsible	2,417,067	4,498,783
Capital Appreciation	3,991,035	4,354,656

Montgomery Series
Emerging Markets	70,796,954	71,326,380
Variable Series Growth	89,285	855,300

Berger Series
Berger IPT International	10,301,591	10,331,771
Small Company Growth	2,859,657	4,041,880

Goldman Sachs Series
VIT Capital Growth	334,965	215,820
VIT CORE (SM) U.S. Equity	348,026	425,462
VIT Global Income	663	27,765
VIT Growth and Income	691,664	480,500

Canada Life of America Variable Annuity Account 1

Notes to Financial Statements (continued)

December 31, 2002

3. Purchases and Sales of Investments (continued)

	Purchases	Sales
ProFunds VP Series
VP Money Market	$10,978,902,786	$10,983,165,674
VP Bull Plus	785,865,608	782,899,883
VP UltraOTC	579,606,421	574,160,703
VP UltraSmall-Cap	745,343,214	745,343,981
VP Bear	1,174,418,985	1,174,414,819
VP Ultra Mid-Cap	372,566,532	370,202,602
VP Short Small-Cap	105,770,079	103,788,106
VP Short OTC	95,962,623	95,960,810

Van Eck Series
Levco Equity Value	19,094	110
Worldwide Emerging Markets	1,034,658,769	1,022,678,566
Worldwide Real Estate	1,350,492	1,325,980

	$21,546,730,590	$21,453,074,768

4. Expenses and Related Party Transactions

CLICA assumes mortality and expense risks related to the operations of Variable Annuity Account 1 and deducts a daily charge from the net asset value of each sub-account equal to an effective annual rate of 1.25% for Class A and Class B. During 2002, the Prestige Series Varifund Plus product was issued which deducts a daily charge from the net asset value of each sub-account equal to an effective annual rate of 1.40%. In addition, an effective annual rate of 0.15% of each sub-account is deducted as daily administration fees for Class B and the Prestige Series Varifund Plus product. An annual maintenance charge of $30 is deducted for each Class A, B and Prestige Varifund Plus contract. The maintenance charge, which is recorded as a transfer for contract benefits and terminations in the accompanying statements of changes in net assets, is waived on certain contracts.

Canada Life of America Variable Annuity Account 1

Notes to Financial Statements (continued)

December 31, 2002

5. Changes from Units Outstanding

The changes in units outstanding for the years ended December 31, 2002 and 2001 were as follows:

	Fidelity Series
	Asset Manager		Fidelity Growth		High Income
	2002	2001	2002	2001	2002	2001
Units Issued	164,006	209,216	563,664	3,283,003	865,744	658,421
Units Redeemed	(225,436)	(331,307)	(612,582)	(3,298,467)	(880,196)	(803,630)

Net Increase (Decrease)	(61,430)	(122,091)	(48,918)	(15,464)	(14,452)	(145,209)

	Overseas		Index 500		Contrafund
	2002	2001	2002	2001	2002	2001
Units Issued	2,984,136	4,689,727	57,281	1,473,520	2,757,050	7,318,094
Units Redeemed	(3,001,185)	(4,747,025)	(70,184)	(1,464,767)	(2,765,043)	(7,378,493)

Net Increase (Decrease)	(17,049)	(57,298)	(12,903)	8,753	(7,993)	(60,399)

	Growth Opportunities		Fidelity VIP Money Market		Fidelity VIP II Investment Grade Bond
	2002	2001	2002	2001	2002	2001
Units Issued	141,710	8,683,479	215,691,609	221,110,729	437,104	1,158,704
Units Redeemed	(166,975)	(8,673,103)	(211,994,666)	(222,038,771)	(367,084)	(1,096,282)

Net Increase (Decrease)	(25,265)	10,376	3,696,943	(928,042)	70,020	62,422

	Seligman Series
	Communications and Information		Frontier		Global Technology
	2002	2001	2002	2001	2002	2001
Units Issued	716,619	1,038,059	75,854	312,957	13,823	9,110
Units Redeemed	(839,141)	(1,094,466)	(99,150)	(328,637)	(13,996)	(4,343)

Net Increase (Decrease)	(122,522)	(56,407)	(23,296)	(15,680)	(173)	4,767

Canada Life of America Variable Annuity Account 1

Notes to Financial Statements (continued)

December 31, 2002

5. Changes from Units Outstanding (continued)

	Seligman Series (continued)		Alger American Series
	Small-Cap Value		Small Capitalization		Alger Growth
	2002	2001	2002	2001	2002	2001
Units Issued	598,018	169,248	46,116,507	21,454,240	3,694,944	9,866,866
Units Redeemed	(416,604)	(100,020)	(44,774,673)	(21,461,710)	(3,656,189)	(9,848,990)

Net Increase (Decrease)	181,414	69,228	1,341,834	(7,470)	38,755	17,876

	Alger American Series (continued)
	MidCap		Leveraged AllCap
	2002	2001	2002	2001
Units Issued	18,113,899	15,036,107	115,090	262,795
Units Redeemed	(18,138,735)	(15,016,955)	(144,944)	(343,747)

Net Increase (Decrease)	(24,836)	19,152	(29,854)	(80,952)

	Dreyfus Series
	Growth & Income		Socially Responsible		Capital Appreciation
	2002	2001	2002	2001	2002	2001
Units Issued	159,408	281,818	92,705	346,527	124,072	175,295
Units Redeemed	(177,586)	(280,490)	(140,189)	(421,734)	(127,489)	(175,686)

Net Increase (Decrease)	(18,178)	1,328	(47,484)	(75,207)	(3,417)	(391)

	Montgomery Series
	Emerging Markets		Variable Series Growth
	2002	2001	2002	2001
Units Issued	6,967,500	2,851,257	7,070	32,218
Units Redeemed	(6,975,056)	(2,887,143)	(49,076)	(49,351)

Net Increase (Decrease)	(7,556)	(35,886)	(42,006)	(17,133)

Canada Life of America Variable Annuity Account 1

Notes to Financial Statements (continued)

December 31, 2002

5.    Changes from Units Outstanding (continued)

	Berger Series
	Berger IPT International		Small Company Growth
	2002	2001	2002	2001
Units Issued	889,246	301,527	285,965	236,862
Units Redeemed	(853,664)	(330,061)	(303,000)	(179,187)

Net Increase (Decrease)	35,582	(28,534)	(17,035)	57,675

	Goldman Sachs Series
	VIT Capital Growth		VIT CORE (SM) U.S. Equity		VIT Global Income
	2002	2001	2002	2001	2002	2001
Units Issued	38,184	20,951	36,244	27,607	57	2,993
Units Redeemed	(20,928)	(4,659)	(42,389)	(10,984)	(2,290)	(790)

Net Increase (Decrease)	17,256	16,292	(6,145)	16,623	(2,233)	2,203

	VIT Growth and Income
	2002	2001
Units Issued	83,981	10,790
Units Redeemed	(57,157)	(3,625)

Net Increase (Decrease)	26,824	7,165

Canada Life of America Variable Annuity Account 1

Notes to Financial Statements (continued)

December 31, 2002

5.    Changes from Units Outstanding (continued)

	ProFunds VP Series
	VP Money Market		VP Bull Plus
	2002	2001	2002	2001
Units Issued	12,167,345,816	1,166,728,073	42,627,729	8,675,709
Units Redeemed	(12,171,010,357)	(1,105,653,347)	(42,340,049)	(8,544,872)

Net Increase (Decrease)	(3,664,541)	61,074,726	287,680	130,837

	VP UltraOTC		VP UltraSmall-Cap
	2002	2001	2002	2001
Units Issued	194,328,290	27,099,736	38,952,351	9,856,053
Units Redeemed	(190,867,376)	(26,931,759)	(38,952,351)	(9,856,053)

Net Increase (Decrease)	3,460,914	167,977	—	—

	VP Bear		VP Ultra Mid-Cap
	2002	2001	2002	2001
Units Issued	29,674,052	97,301	59,407,937	—
Units Redeemed	(29,674,052)	(97,301)	(58,994,780)	—

Net Increase (Decrease)	—	—	413,157	—

	VP Short Small-Cap		VP Short OTC
	2002	2001	2002	2001
Units Issued	3,584,853	—	2,834,082	—
Units Redeemed	(3,515,611)	—	(2,834,082)	—

Net Increase (Decrease)	69,242	—	—	—

	Van Eck Series
	Levco Equity Value		Worldwide Emerging Markets		Worldwide Real Estate
	2002	2001	2002	2001	2002	2001
Units Issued	1,907	—	131,211,580	—	113,635	—
Units Redeemed	—	—	(129,631,443)	—	(111,484)	—

Net Increase (Decrease)	1,907	—	1,580,137	—	2,151	—

Canada Life of America Variable Annuity Account 1

Notes to Financial Statements (continued)

December 31, 2002

6. Financial Highlights

A summary of units outstanding and unit values for variable annuity contracts, excluding expenses of the underlying sub-accounts, for each of the latest five years as of December 31, follows:

		Net Assets
	Units Outstanding	Unit Value	(000s)	Total Return
Fidelity Series
Asset Manager
2002	374,626	$24.34	$9,119	-10.02%
2001	436,056	27.05	11,796	-5.52%
2000	558,147	28.63	15,982	-4.92%
1999	394,418	30.11	11,875	9.57%
1998	406,139	27.48	11,161	13.37%

Fidelity Growth
2002	229,219	$39.89	$9,144	-31.07%
2001	278,137	57.87	16,097	-18.85%
2000	293,601	71.31	20,937	-12.22%
1999	283,573	81.24	23,038	35.29%
1998	255,922	60.05	15,367	37.48%

High Income
2002	89,291	$24.41	$2,180	2.01%
2001	103,743	23.93	2,483	-12.86%
2000	248,952	27.46	6,836	-23.57%
1999	249,432	35.93	8,961	6.46%
1998	243,672	33.75	8,225	-5.88%

Overseas
2002	153,690	$15.57	$2,393	-21.32%
2001	170,739	19.79	3,380	-22.24%
2000	228,037	25.45	5,804	-20.24%
1999	156,021	31.91	4,979	40.63%
1998	139,386	22.69	3,162	10.95%

Index 500
2002	80,268	$109.59	$8,797	-23.30%
2001	93,171	142.88	13,313	-13.35%
2000	84,418	164.89	13,920	-10.53%
1999	103,095	184.29	19,000	18.81%
1998	93,430	155.11	14,492	26.60%

Canada Life of America Variable Annuity Account 1

Notes to Financial Statements (continued)

December 31, 2002

6. Financial Highlights (continued)

		Net Assets
	Units Outstanding	Unit Value	(000s)	Total Return
Fidelity Series (continued)
Contrafund
2002	223,873	$22.62	$5,064	-10.59%
2001	231,866	25.30	5,866	-13.45%
2000	292,265	29.23	8,542	-7.76%
1999	98,309	31.69	3,115	22.64%
1998*	42,453	25.84	1,097	13.63%

Growth Opportunities
2002	43,254	$13.12	$567	-22.91%
2001	68,519	17.02	1,166	-15.62%
2000	58,143	20.17	1,173	-18.24%
1999	72,070	24.67	1,778	2.79%
1998*	47,162	24.00	1,132	12.89%

Fidelity VIP Money Market
2002	5,978,555	$14.59	$87,216	0.21%
2001	2,281,612	14.56	33,219	2.82%
2000	3,209,654	14.16	45,461	4.35%
1999	1,294,352	13.57	17,558	3.19%
1998	998,986	13.15	13,138	3.30%

Fidelity VIP II Investment Grade Bond
2002	366,407	$21.55	$7,898	8.84%
2001	296,387	19.80	5,869	6.85%
2000	233,965	18.53	4,335	10.36%
1999	276,642	16.79	4,645	-5.09%
1998	318,852	17.69	5,641	7.28%

* The initial investment in this sub-account occurred during this period. Results are not annualized.

Canada Life of America Variable Annuity Account 1

Notes to Financial Statements (continued)

December 31, 2002

6. Financial Highlights (continued)

		Net Assets
	Units Outstanding	Unit Value	(000s)	Total Return
Seligman Series
Communications and Information
2002	561,631	$18.69	$10,495	-36.92%
2001	684,153	29.63	20,273	3.86%
2000	740,560	28.53	21,131	-37.09%
1999	626,848	45.35	28,426	83.23%
1998	586,602	24.75	14,516	34.58%

Frontier
2002	86,811	$11.95	$1,038	-27.53%
2001	110,107	16.49	1,816	-8.64%
2000	125,787	18.05	2,270	-16.97%
1999	125,886	21.74	2,737	15.03%
1998	196,854	18.90	3,721	-2.88%

Global Technology
2002	4,594	$10.70	$49	-32.70%
2001*	4,767	15.90	76	59.00%

Small-Cap Value
2002	250,642	$10.78	$2,703	-16.76%
2001*	69,228	12.95	896	29.50%

* The initial investment in this sub-account occurred during this period. Results are not annualized.

Canada Life of America Variable Annuity Account 1

Notes to Financial Statements (continued)

December 31, 2002

6. Financial Highlights (continued)

		Net Assets
	Units Outstanding	Unit Value	(000s)	Total Return
Alger American Series
Small Capitalization
2002	1,378,721	$26.31	$36,278	-27.52%
2001	36,887	36.30	1,339	-30.49%
2000	44,357	52.22	2,316	-28.12%
1999	54,574	72.65	3,965	41.51%
1998	61,619	51.34	3,164	13.76%

Alger Growth
2002	234,130	$40.46	$9,473	-33.94%
2001	195,375	61.25	11,966	-13.07%
2000	177,499	70.46	12,506	-15.93%
1999	271,161	83.81	22,725	31.69%
1998	107,039	63.64	6,812	46.13%

MidCap
2002	226,988	$27.48	$6,239	-30.52%
2001	251,824	39.55	9,960	-7.87%
2000	232,672	42.93	9,988	7.89%
1999	72,814	39.79	2,897	30.03%
1998	80,616	30.60	2,467	28.46%

Leveraged AllCap
2002	168,961	$24.57	$4,152	-34.84%
2001	198,815	37.71	7,496	-17.10%
2000	279,767	45.49	12,726	-25.88%
1999	193,912	61.37	11,899	75.54%
1998	55,493	34.96	1,940	55.65%

Canada Life of America Variable Annuity Account 1

Notes to Financial Statements (continued)

December 31, 2002

6. Financial Highlights (continued)

	Units Outstanding	Net Assets		Total Return
		Unit Value	(000s)
Dreyfus Series
Growth and Income
2002	174,023	$21.37	$3,718	-26.34%
2001	192,201	29.01	5,575	-7.17%
2000	190,873	31.25	5,964	-5.04%
1999	225,390	32.91	7,418	15.27%
1998	236,012	28.55	6,738	10.23%

Socially Responsible
2002	102,740	$20.68	$2,125	-29.92%
2001	150,224	29.51	4,433	-23.65%
2000	225,431	38.65	8,713	-12.28%
1999	183,710	44.06	8,094	28.27%
1998	135,648	34.35	4,659	27.55%

Capital Appreciation
2002	72,430	$28.11	$2,036	-17.86%
2001	75,847	34.22	2,595	-10.58%
2000	76,238	38.27	2,918	-2.07%
1999	85,629	39.08	3,346	9.84%
1998*	60,557	35.58	2,155	11.01%

*The initial investment in this sub-account occurred during this period. Results are not annualized.

Canada Life of America Variable Annuity Account 1

Notes to Financial Statements (continued)

December 31, 2002

6. Financial Highlights (continued)

	Units Outstanding	Net Assets		Total Return
		Unit Value	(000s)
Montgomery Series
Emerging Markets
2002	150,823	$5.96	$899	-11.04%
2001	158,379	6.70	1,060	-8.22%
2000	194,265	7.30	1,417	-29.54%
1999	144,156	10.36	1,493	62.64%
1998	222,257	6.37	1,416	-38.39%

Variable Series Growth
2002	—	$—	$—	N/A
2001	42,006	13.64	573	-21.79%
2000	59,139	17.44	1,031	-10.29%
1999	48,815	19.44	949	19.19%
1998	73,204	16.31	1,194	1.49%

Berger Series
IPT International
2002	137,246	$7.78	$1,067	-22.36%
2001	101,664	10.02	1,019	-21.41%
2000	130,198	12.75	1,660	-11.46%
1999	137,058	14.40	1,973	29.50%
1998	226,339	11.12	2,517	14.52%

IPT Small Company Growth
2002	176,403	$6.77	$1,194	-49.93%
2001	193,438	13.52	2,615	-34.40%
2000	135,763	20.61	2,799	-7.87%
1999	61,424	22.37	1,374	88.94%
1998*	26,373	11.84	312	-11.97%

*The initial investment in this sub-account occurred during this period. Results are not annualized.

Canada Life of America Variable Annuity Account 1

Notes to Financial Statements (continued)

December 31, 2002

6. Financial Highlights (continued)

	Units Outstanding	Net Assets		Total Return
		Unit Value	(000s)
Goldman Sachs Series
VIT Capital Growth
2002	33,548	$8.04	$270	-25.42%
2001*	16,292	10.78	176	-11.86%

VIT CORE (SM) U.S. Equity
2002	10,478	$8.28	$87	-22.98%
2001*	16,623	10.75	179	-13.17%

VIT Global Income
2002	—	$—	$—	N/A
2001*	2,233	11.59	26	-2.03%

VIT Growth and Income
2002	33,989	$7.95	$270	-12.54%
2001*	7,165	9.09	65	-18.26%

*The initial investment in this sub-account occurred during this period. Results are not annualized.

Canada Life of America Variable Annuity Account 1

Notes to Financial Statements (continued)

December 31, 2002

6. Financial Highlights (continued)

	Units Outstanding	Net Assets		Total Return
		Unit Value	(000s)
ProFunds VP Series
VP Money Market
2002	57,410,185	$.99	$56,620	-1.00%
2001*	61,074,726	1.00	60,956	0.00%

VP Bull Plus
2002	418,517	$14.11	$5,907	-37.01%
2001*	130,837	22.40	2,931	0.04%

VP UtlraOTC
2002	3,628,891	$1.78	$6,463	-69.42%
2001*	167,977	5.82	977	5.24%

VP UltraSmall-Cap
2002	—	$—	$—	N/A
2001*	—	—	—	N/A

VP Bear
2002	—	$—	$—	N/A
2001*	—	—	—	N/A

VP UltraMid-Cap
2002*	413,157	$5.72	$2,363	-42.80%

VP ShortSmall-Cap
2002*	69,242	$28.61	$1,981	-2.22%

VP Short OTC
2002*	—	$—	$—	N/A

*The initial investment in this sub-account occurred during this period. Results are not annualized.

Canada Life of America Variable Annuity Account 1

Notes to Financial Statements (continued)

December 31, 2002

6. Financial Highlights (continued)

	Units Outstanding	Net Assets		Total Return
		Unit Value	(000s)
Van Eck Series
Levco Equity Value
2002*	1,907	$9.89	$19	-26.41%

Worldwide Emerging Markets
2002*	1,580,137	$7.35	$11,613	-11.55%

Worldwide Real Estate
2002*	2,151	$11.49	$25	-13.67%

*The initial investment in this sub-account occurred during this period. Results are not annualized.

7. Subsequent Events

On February 17, 2003, the Board of Directors of CLICA’s ultimate parent, Canada Life Financial Corporation, issued a recommendation to its common shareholders to accept an offer for $7.1 billion (Canadian) made on February 17, 2003 by Great-West Lifeco Inc. to acquire all the outstanding common shares of Canada Life Financial Corporation. It is not possible to project the outcome of the offer nor the impact on CLICA’s future results.

AUDITED FINANCIAL STATEMENTS – STATUTORY BASIS

Canada Life Insurance Company of America

For the Years Ended December 31, 2002 and 2001

with Report of Independent Auditors

CANADA LIFE INSURANCE COMPANY OF AMERICA

Statutory Financial Statements

December 31, 2002

Contents

Report of Independent Auditors	1
Statutory Balance Sheets	2
Statutory Statements of Operations	3
Statutory Statements of Capital and Surplus	4
Statutory Statements of Cash Flows	5
Notes to Statutory Financial Statements	6

REPORT OF INDEPENDENT AUDITORS

Board of Directors

Canada Life Insurance Company of America

We have audited the accompanying statutory balance sheets of Canada Life Insurance Company of America as of December 31, 2002 and 2001, and the related statutory statements of operations, capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note B to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Michigan Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note B. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Canada Life Insurance Company of America at December 31, 2002 and 2001, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Canada Life Insurance Company of America at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Michigan Insurance Department.

As discussed in Note B to the financial statements, in 2001, Canada Life Insurance Company of America changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Michigan Insurance Department.

Atlanta, Georgia

March 21, 2003

CANADA LIFE INSURANCE COMPANY OF AMERICA

STATUTORY BALANCE SHEETS

[in thousands of dollars]

At December 31	2002	2001
ADMITTED ASSETS Investments [note C]
Bonds	$1,461,630	$1,465,356
Mortgage loans	901,917	919,350
Common and preferred stocks, including subsidiaries	11,607	15,202
Real estate	1,600	1,600
Short-term investments	20,695	5,800
Policy loans	342	289
Cash	523	1,390
Receivable for securities	668	397
Other invested assets	5,939	6,447

Total cash and investments	2,404,921	2,415,831
Investment income due and accrued	30,412	30,917
Reinsurance balances [note F]	180	—
Federal income tax recoverable and interest thereon (including $1,078 and $1,711 net deferred tax assets at December 31, 2002 and 2001 respectively) [note E]	5,723	1,711
Assets held in Separate Accounts [note H]	432,935	503,097

Total admitted assets	$2,874,171	$2,951,556

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities
Policy liabilities
Life and annuity reserves [note I]	$1,747,055	$1,751,072
Liability for deposit-type contracts [note I]	501,631	484,988
Other policy and contract liabilities	1,270	610

Total policy liabilities	2,249,956	2,236,670
Interest maintenance reserve	25,092	23,349
Amounts owing to parent and affiliates [note G]	4,854	3,999
Reinsurance balances [note F]	2,814	10,309
Miscellaneous liabilities	5,707	7,720
Asset valuation reserve	27,025	20,456
Transfers to Separate Accounts due or accrued (net) [note H]	(11,081)	(11,311)
Liabilities from Separate Accounts [note H]	432,935	503,097

Total liabilities	2,737,302	2,794,289

Capital and surplus [note J]
Common stock—$10.00 par value, authorized—25,000,000 Shares; issued and outstanding—500,000 shares	5,000	5,000
Redeemable preferred stock—$10.00 par value, authorized—25,000,000 shares; issued and outstanding—0 shares in 2002 and 2,720,000 in 2001	—	27,200
Paid-in surplus	76,000	76,000
Accumulated surplus	55,869	49,067

Total capital and surplus	136,869	157,267

Total liabilities and capital and surplus	$2,874,171	$2,951,556

See accompanying Notes.

2

CANADA LIFE INSURANCE COMPANY OF AMERICA

STATUTORY STATEMENTS OF OPERATIONS

[in thousands of dollars]

Years ended December 31	2002	2001
REVENUES
Premiums for insurance and annuity considerations [note F]	$302,242	$342,895
Net investment income [note C]	197,300	188,908
Other income	9,288	7,513

Total revenues	508,830	539,316

BENEFITS AND EXPENSES

Benefits paid or provided to policyholders
Annuity	391,490	289,676
Life	20	—
Interest and adjustments on policy or deposit-type contract funds	27,646	31,589
(Decrease) increase in actuarial reserves	(4,017)	163,068

Total benefits paid or provided to policyholders	415,139	484,333
Commissions and expense allowances on reinsurance assumed	13,607	13,673
Commissions	5,332	5,241
General insurance expenses	12,625	11,641
Taxes, licenses and fees	657	457
Other expense	878	1,370
Transfers to (from) Separate Accounts [note H]	40,587	(1,209)

Total benefits and expenses	488,825	515,506

Gain from operations before federal income taxes and net realized capital losses	20,005	23,810
Federal income taxes (excluding capital gains tax) [note E]	2,812	8,464

Gain from operations before net realized capital losses	17,193	15,346
Net realized capital losses [note C]	(11,641)	(4,915)

Net income	$5,552	$10,431

See accompanying Notes.

3

CANADA LIFE INSURANCE COMPANY OF AMERICA

STATUTORY STATEMENTS OF CAPITAL AND SURPLUS

[in thousands of dollars]

Years ended December 31	2002	2001
Common stock at beginning and end of year	$5,000	$5,000
Redeemable preferred stock at beginning of year	27,200	41,000
Redemption of preferred stock	(27,200)	(13,800)

Redeemable preferred stock at end of year	—	27,200

Paid-in surplus at beginning and end of year	76,000	76,000
Accumulated surplus at beginning of year	49,067	24,392
Net income	5,552	10,431
Change in surplus on account of:
Net unrealized capital gains (losses)	5,791	(8,831)
Actuarial valuation basis	—	11,100
Asset valuation reserve	(6,569)	7,726
Adjustment for loss in currency exchange	—	(6)
Net deferred tax	(2,627)	3,244
Cumulative effect of changes in accounting principles	—	4,001
Nonadmitted assets	4,655	(2,990)

Accumulated surplus at end of year	55,869	49,067

Total capital and surplus	$136,869	$157,267

See accompanying Notes.

4

CANADA LIFE INSURANCE COMPANY OF AMERICA

STATUTORY STATEMENTS OF CASH FLOWS

[in thousands of dollars]

Years ended December 31	2002	2001
OPERATING ACTIVITIES
Premiums, policy proceeds, and other considerations	$302,242	$342,895
Net investment income received	187,068	177,817
Benefits paid	(402,034)	(289,314)
Insurance expenses paid	(32,454)	(30,361)
Federal income taxes paid	(10,675)	(6,292)
Other income	9,288	7,513
Other disbursements	(878)	(3,210)
Net transfers from Separate Accounts	(40,357)	1,551

Net cash provided by operations	12,200	200,599
INVESTING ACTIVITIES
Proceeds from sales, maturities, or repayments of investments:
Bonds	418,777	384,704
Mortgage loans and real estate	91,939	81,826
Equity and other investments	397	913
Cost of investments acquired:
Bonds	(403,462)	(526,918)
Mortgage loans and real estate	(73,219)	(113,211)
Equity and other investments	(1,018)	(1,060)
Change in policy loans	(53)	(289)
Taxes paid on capital gains and losses	2,153	247

Net cash provided (used) by investments	35,514	(173,788)
FINANCING AND MISCELLANEOUS ACTIVITIES
Redemption of redeemable preferred stock	(27,200)	(13,800)
Other uses	(6,486)	(27,665)

Net cash used by financing and miscellaneous	(33,686)	(41,465)

Net increase (decrease) in cash and short-term investments	14,028	(14,654)
Cash and short-term investments—beginning of year	7,190	21,844

Cash and short-term investments—end of year	$21,218	$7,190

See accompanying Notes.

5

CANADA LIFE INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE A

Nature of Operations.    Canada Life Insurance Company of America (CLICA or the Company) was incorporated on April 12, 1988 in the State of Michigan and is a wholly-owned subsidiary of The Canada Life Assurance Company (CLA), a stock life and accident and health insurance company. The Company’s business consists primarily of group and individual annuity policies assumed from CLA. The Company’s direct business consists of individual variable annuity and institutional investment products. The Company is licensed to sell its products in 49 states and the District of Columbia; however, its primary markets are California, Illinois, Arkansas, Missouri and Georgia. The Company’s variable annuity products are sold by agents who are licensed and registered representatives of the Company’s subsidiary, Canada Life of America Financial Services, Inc. as well as other independent agents.

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

NOTE B

Accounting Practices and Basis of Presentation.    The accompanying financial statements have been prepared in accordance with accounting practices prescribed or permitted by the Office of Financial and Insurance Services for the State of Michigan, which practices differ from generally accepted accounting principles.

Effective January 1, 2001, the State of Michigan required that insurance companies domiciled in the State of Michigan prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual—Version effective January 1, 2001 subject to any deviations prescribed or permitted by the State of Michigan Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual—Version effective January 1, 2001 are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

As a result of these changes, the Company reported a change of accounting principle, as an increase to unassigned surplus, of $4,001,000 as of January 1, 2001. Included in this total adjustment is an increase in unassigned surplus of $1,715,000 related to deferred tax assets, a decrease in unassigned surplus of $1,068,000 related to bond impairments and an increase in unassigned surplus of $3,354,000 related to interest rate swaps.

6

CANADA LIFE INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE B

Accounting Practices and Basis of Presentation (continued).

The statutory accounting practices (SAP) followed by the Company differ from accounting principles generally accepted in the United States (GAAP) primarily as follows:

•	Investments: For SAP, all fixed maturities are reported at amortized cost less write-downs for certain temporary and other-than-temporary impairments. For SAP, the fair values of bonds and stocks are based on values specified by the NAIC versus a quoted or estimated fair value as required for GAAP.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a component of shareholder’s equity for those designated as available-for-sale.

Credit tenant loans are classified as bonds for SAP and would be considered mortgage loans for GAAP.

Changes between cost and admitted asset amounts of investment real estate are credited or charged directly to unassigned surplus rather than to income as would be the case for GAAP.

Realized gains and losses on investments for SAP are reported in income, net of tax. Under GAAP, realized capital gains and losses would be reported in the income statement on a pre tax basis in the period the asset is sold.

An interest maintenance reserve (IMR) is established under SAP and serves to defer the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. The deferred gains and losses are amortized into investment income over the remaining period to maturity based on groupings of individual investments sold in one to ten-year time periods. Under GAAP, realized capital gains and losses would be reported in the income statement on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

Under SAP, an asset valuation reserve (AVR) is established and represents a provision for market and credit based fluctuations in the statement value of invested assets. It is determined by an NAIC prescribed formula and is reported as a liability rather than as a reduction in the cost basis of the investment. The change in the AVR flows directly through unassigned surplus. Under GAAP the cost basis of the investments would be reduced when there has been a decline in value deemed other-than-temporary, in which case the decline would be charged to earnings.

7

CANADA LIFE INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE B

Accounting Practices and Basis of Presentation (continued).

Valuation allowances, if necessary, are established for mortgage loans based on (1) the difference between the unpaid loan balance and the estimated fair value of the underlying real estate when such loans are determined to be in default as to scheduled payments and (2) a reduction to a maximum percentage of 75% of the most recently appraised value of the underlying real estate, exclusive of insured, guaranteed or purchase money mortgages. Under GAAP, valuation allowances would be established when the Company determines it is probable that it will be unable to collect all amounts due (both principal and interest) according to the contractual terms of the loan agreement. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus for SAP, rather than being included as a component of earnings as would be required for GAAP.

•	Policy Acquisition Costs: For SAP, the cost of acquiring and renewing business are expensed when incurred. Under GAAP, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

•	Nonadmitted Assets: Certain assets designated as “nonadmitted”, principally software development costs, past due agents’ balances and deferred tax assets that will not be realized within one year of the balance sheet date, would be included in GAAP assets but are excluded from the SAP balance sheets with changes therein credited or charged directly to unassigned surplus.

•	Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

•	Recognition of Premiums: For SAP, revenues for annuity policies with mortality or morbidity risk consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and credited directly to the liability for policy reserves without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

•	Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

8

CANADA LIFE INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE B

Accounting Practices and Basis of Presentation (continued).

•	Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. For SAP, commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

•	Deferred Income Taxes: Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

•	Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as required for GAAP.

•	Statements of Cash Flows: Cash and short term investments in the statement of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

•	Investments: Bonds, mortgage loans, common stocks, preferred stocks, real estate, policy loans, short-term investments and derivative instruments are stated at values prescribed by the NAIC, as follows:

9

CANADA LIFE INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE B

Accounting Practices and Basis of Presentation (continued).

Bonds not backed by other loans, loan-backed bonds and structured securities are stated at amortized cost using the constant yield method except those with an NAIC designation of 6, which are stated at the lower of amortized cost or fair value. These securities are revalued for significant changes in the prepayment assumptions using the retrospective method.

Canada Life of America Financial Services, Inc. and CL Capital Management, Inc. are wholly-owned subsidiaries. The Company values its subsidiaries in accordance with Part 8, Section 3 (b) of the Purposes and Procedures manual of the Securities Valuation Office of the NAIC.

Mortgage loans on real estate are stated at amortized cost using the straight-line method.

Common stocks are stated at market value, except that investments in the stocks of uncombined subsidiaries and affiliates in which the Company has an interest of 20% or more are carried on the equity basis.

Preferred stocks are carried at actual cost.

Investments in real estate or property acquired in satisfaction of debt are carried at depreciated cost less encumbrances.

Policy loans are carried at the aggregate unpaid principal balance.

Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying values reported in the balance sheet are at amortized cost which approximates fair value.

All derivatives are stated at fair value with the change in fair value recognized in the Statements of Operations.

•	Premiums and Annuity Considerations: Premium revenues are recognized when due for other than annuities, which are recognized when received.

•	Separate Accounts: Separate Accounts are maintained to receive and invest premium payments under individual variable annuity and variable universal life policies issued by the Company. The assets and liabilities of the Separate Account are clearly identifiable and distinguishable from other assets and liabilities of the Company. The contractholder bears the investment risk. Separate Account assets are reported at fair value. The operations of the Separate Account are not included in the accompanying financial statements.

10

CANADA LIFE INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE B

Accounting Practices and Basis of Presentation (continued).

•	Life Insurance and Annuity Reserves: All policies, except variable universal life and variable annuity products, were acquired through coinsurance reinsurance agreements with CLA. The reserves established meet the requirements of the Insurance Law and Regulations of the State of Michigan and are consistent with the reserving practices of CLA.

Some policies promise a surrender value in excess of the reserve as legally computed. This excess is calculated on a policy by policy basis.

Policies issued at premiums corresponding to ages higher than the true ages are valued at the rated-up ages. For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is 45% of the gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated at the excess of the reserve based on rated mortality over that of standard mortality.

At the end of 2002 and 2001, the Company had no insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the State of Michigan. The tabular interest and tabular cost have been determined from the basic data for the calculation of policy reserves. The tabular less actual reserve released and the tabular interest on funds not involving life contingencies have been determined by formula. Other increases are insignificant and relate to the Company valuing the deferred acquisition costs and/or back-end charges in connection with the variable annuity.

All sub-standard annuities other than structured settlements are valued at their true ages, while structured settlements are valued using constant addition to the mortality rate at their true ages.

11

CANADA LIFE INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE B

Accounting Practices and Basis of Presentation (continued).

The Company has sold variable annuity contracts containing a dollar-for-dollar withdrawal provision, which provides for a reduction in the guaranteed minimum death benefit (GMDB) on a dollar-for-dollar basis when a partial withdrawal occurs. Currently there is ambiguity as to the correct interpretation of Actuarial Guideline XXXIII, “Determining CARVM Reserves for Annuity Contracts with Elective Benefits” (AG XXXIII) and Actuarial Guideline XXXIV, “Variable Annuity Minimum Guaranteed Death Benefit Reserves” (AG XXXIV) as to the appropriate application of these guidelines in determining the reserves for these products. In calculating the policy liability reserves for these variable annuity contracts, the Company does not consider the benefit streams where all policyholders take the maximum partial withdrawal under these policies while maintaining the GMDB.

At the time of issuance of these financial statements, the Michigan Insurance Department, which is ultimately responsible for determining the appropriate reserving methods for the statutory financial statements of Michigan domiciled insurance companies, has acknowledged the inherent ambiguity and controversy as to the correct interpretation of AG XXXIII and AG XXXIV with respect to GMDB benefit reserves required for variable annuity contracts containing dollar-for-dollar withdrawal provisions. As a result, the Michigan Insurance Department has allowed the Company to continue to follow its current method of reserving for these variable annuity contracts until such time that guidance is issued that clarifies the ambiguity between AG XXXIII and AG XXXIV. If the Company had provided additional reserves through the use of the maximum partial withdrawal scenarios of AG XXXIII as of December 31, 2002, assuming no change to the opening reserve balance, policy liability reserves would have increased by approximately $30 million and surplus would have decreased by approximately $30 million.

•	Federal Income Tax: Federal income taxes are provided based on an estimate of the amount currently payable which may not bear a normal relationship to pretax income because of timing and other differences in the calculation of taxable income.

12

CANADA LIFE INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE C

Investments.

The fair value for fixed maturities is based on values specified by the NAIC. In cases where NAIC prices are not available, fair values are based on estimates using values obtained from independent pricing services, or, in the case of private placements, by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The NAIC does not specify fair values for mortgage/asset–backed bonds, therefore carrying value approximates fair value. The carrying value and the fair value of investments in bonds are summarized as follows (in thousands of dollars):

	December 31, 2002
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U. S. government obligations	$155,781	$37,193	$—	$192,974
All other corporate bonds	802,422	36,707	(13,462)	825,667
Public utilities	80,959	2,891	(91)	83,759
Mortgage/Asset-backed securities	178,010	518	—	178,528
Foreign securities	244,458	15,176	(16)	259,618

Total fixed maturities	$1,461,630	$92,485	$(13,569)	$1,540,546

	December 31, 2001
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U. S. government obligations	$143,946	$23,301	$(362)	$166,885
All other corporate bonds	822,221	15,062	(11,155)	826,128
Public utilities	66,629	870	(279)	67,220
Mortgage/Asset-backed Securities	193,845	—	—	193,845
Foreign securities	238,715	7,159	(329)	245,545

Total fixed maturities	$1,465,356	$46,392	$(12,125)	$1,499,623

13

CANADA LIFE INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE C

Investments (continued).

The carrying value and fair value of fixed maturity investments at December 31, 2002 by contractual maturity are shown below (in thousands of dollars). Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. In addition, Company requirements may result in sales before maturity.

	Carrying Value	Fair Value
In 2003	$65,981	$66,393
In 2004 – 2007	259,503	265,207
In 2008 – 2012	186,195	186,442
2013 and after	771,941	843,976
Mortgage/Asset-backed securities	178,010	178,528

Total Fixed Maturities	$1,461,630	$1,540,546

At December 31, 2002, and 2001, bonds with an admitted asset value of $4,635,000 and $4,671,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

Proceeds from the sales and maturities of investments in debt securities during 2002 and 2001 were $418,777,000 and $384,704,000; gross gains of $13,499,000 and $6,210,000, and gross losses of $9,235,000 and $7,271,000 were realized on those sales, respectively.

Information on mortgage loans at December 31 is as follows (in thousands of dollars):

	2002	2001
Impaired loans	$3,306	$1,898
Non-impaired loans	898,611	917,452

Total mortgage loans	$901,917	$919,350

There was no income accrued or received on impaired loans in 2002 or 2001.

The maximum and minimum lending rates for commercial mortgage loans in 2002 were 10.25% and 5.65%, respectively. Fire insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. During 2002, the Company did not reduce interest rates on any outstanding mortgage loan. Mortgages held by the Company on which interest was more than 180 days overdue were $1,883,000 and $1,898,000 at December 31, 2002 and 2001, respectively.

14

CANADA LIFE INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE C

Investments (continued).

The mortgage loans are typically collateralized by the related properties and the loan-to-value ratios at the date of loan origination generally do not exceed 75%. The Company’s exposure to credit loss in the event of non-performance by the borrowers, assuming that the associated collateral proved to be of no value, is represented by the outstanding principal and accrued interest balances of the respective loans. Non-admitted mortgage loans decreased $1,350,000 in 2002 and increased $1,369,000 in 2001. At December 31, 2002 and 2001 the Company held no mortgages with prior outstanding liens.

The Company reported no accumulated depreciation on investment real estate as of December 31, 2002.

Major categories of CLICA’s net investment income for years ended December 31 are summarized as follows (in thousands of dollars):

	2002	2001
Income:
Fixed maturities	$110,516	$105,834
Equity securities	212	216
Mortgage loans	84,760	82,865
Real estate	77	73
Short-term investments	317	1,195
Derivatives	2,566	994
Policy loans	20	1
Amortization of IMR	1,053	416
Other income	282	258

Total investment income	199,803	191,852
Less: investment expenses	2,509	2,918
bank deposit—interest expense	(6)	26

Net investment income	$197,300	$188,908

The Company’s policy is to exclude due and accrued income from investment income on mortgage loans in foreclosure or delinquent more than ninety days and on bonds where the collection of income is uncertain. The total amount excluded as of December 31, 2002 and 2001 was $0 and $1,934,000, respectively.

CLICA uses the grouped method of computing the IMR amortization for interest-related gains and losses arising from the sale of fixed income investments. The method is unchanged from prior years.

15

CANADA LIFE INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE C

Investments (continued).

Realized capital gains (losses) for years ended December 31 are reported net of federal income taxes and amounts transferred to the IMR and are summarized as follows (in thousands of dollars):

	2002	2001
Fixed maturities:
Gross gains	$13,499	$6,210
Gross losses	(16,034)	(11,508)

Total fixed maturities	(2,535)	(5,298)
Equity securities:
Gross gains	4	118
Gross losses	(6,140)	(278)

Total equity securities	(6,136)	(160)
Mortgage loans	—	(725)
Derivative instruments	(457)	(1,751)

	(9,128)	(7,934)
Income tax benefit	283	681
Transfer to IMR	(2,796)	2,338

Net realized capital losses	$(11,641)	$(4,915)

Realized capital losses include $12,108,000 and $4,237,000 related to securities that have experienced other-than-temporary decline in value in 2002 and 2001, respectively.

Unrealized capital gains and losses for equity securities are recorded directly to surplus. The change in the unrealized gains and losses on equity securities was $2,198,000 and $(2,605,000) for the years ended December 31, 2002 and 2001, respectively. The accumulated gross unrealized gains and losses on unaffiliated equity securities at December 31 are as follows (in thousands of dollars):

	2002	2001
Accumulated gross unrealized gains	$6,176	$1,833
Accumulated gross unrealized losses	(6,680)	(4,535)

Net unrealized losses	$(504)	$(2,702)

Market Risk:    The Company confines its use of derivative products to the following derivative products: currency forwards, futures, options, swaps, caps and floors. The Company transacted only in futures and swaps during the current year, and these are the only derivative instruments that are open at December 31 of the current year.

16

CANADA LIFE INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE C

Investments (continued).

Futures:    Financial futures are exchange-traded contracts that settle at a future date and are used by the Company as a tool to manage interest rate risk. The price volatility of these contracts is based on sensitivity to interest rate changes over time. The use of futures exposes the Company to minimal credit risk because trades are effected through a regulated exchange and positions are marked to market on a daily basis. The Company is required to put up collateral for any futures contracts that are entered. The amount of collateral that is required is determined by the exchange on which it is traded. The Company currently utilizes US Treasury bills to satisfy this collateral requirement.

Strategies that the Company is engaging in or has employed in the past are:

•	Purchase of futures to hedge new business annuity commitments

•	Sale of futures where the Company commits to final asset pricing without a liability commitment

•	Purchase or sale of futures to move the Company’s asset duration and convexity in line with its liabilities

•	Purchase or sale of futures as a cost-efficient alternative to a cash transaction involving conventional fixed income investments for reasons of market liquidity, or in circumstances where a conventional transaction would force the realization of large capital gains or losses.

The Company recognized no gains or losses during 2002 resulting from derivatives that no longer qualify for hedge accounting.

Futures are marked-to-market daily, and gains and losses are recognized in current earnings. The notional value at December 31, 2002 for all open futures was $206,639,000.

Swaps:    Swaps are over-the-counter contracts that arrange for the exchange of cash flows at specified intervals. The Company uses swaps to hedge currency risk and interest rate risk of its bonds and mortgages. The Company is exposed to credit risk by the potential for a swap counterparty to fail to meet its obligations under the contract. The Company mitigates credit risk by limiting its acceptable counterparties to those with a minimum credit rating of AA-, as defined by Standard & Poor’s.

Strategies that the Company is engaging in or has employed in the past are:

•	Currency swap transactions whereby cash flows of foreign paying securities are exchanged for US currency equivalents

•	Interest rate swap transactions, generally exchanging the difference between fixed-rate and floating-rate interest amounts, in order to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities.

17

CANADA LIFE INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE C

Investments (continued).

Swaps are carried at fair value, with the change in fair value recognized in current earnings. The notional value at December 31, 2002 for all open swaps was $15,000,000.

NOTE D

Concentration of Credit Risk.    At December 31, 2002, CLICA held unrated or less-than-investment grade corporate bonds with a carrying value of $156,383,000 and an aggregate fair value of $142,629,000. These holdings amounted to 10.7% of the bond portfolio and 5.2% of CLICA’s total admitted assets. The portfolio is well diversified by industry.

CLICA’s mortgage portfolio is well diversified by region and property type with 16.0% in California (book value—$144,174,000), 12.0% in New York (book value—$108,339,000), 11.6% in Ohio (book value—$104,248,000), 10.4% in Michigan (book value—$93,335,000) and with investments in the remainder of the states less than 10%. The investments consist of first mortgage liens. Significant outstanding balances on individual properties include $16,052,000 on an apartment property in Pennsylvania and $11,505,000 on an apartment property in New York. All other mortgage loans have outstanding principal of less than $10,000,000.

NOTE E

Federal Income Taxes.

The main components of the deferred tax balance are as follows (in thousands of dollars):

Deferred tax assets	2002	2001
Life & A&H Reserves, and Deposit Fund Liabilities	$14,893	$21,923
Invested Assets	6,028	4,171
Deferred Acquisition Costs	1,771	748
Other Expenses	95	241

Total deferred tax assets	22,787	27,083
Less: non-admitted deferred tax assets	20,251	25,368

Admitted deferred tax assets	2,536	1,715

Deferred tax liabilities
Derivatives	1,452	—
Accrued Dividends—common stock	4	4
Other	2	—

Total deferred tax liabilities	1,458	4

Net admitted deferred tax asset	$1,078	$1,711

During 2002 the non-admitted deferred tax asset decreased by $5,117,000 to $20,251,000.

18

CANADA LIFE INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE E

Federal Income Taxes (continued)

The changes in the main components of DTAs and DTLs are as follows (in thousands of dollars):

	Dec 31, 2002	Dec 31, 2001	Change
Total deferred tax assets	$22,787	$27,083	$(4,296)
Total deferred tax liabilities	1,458	4	1,454

Net deferred tax asset (liability)	$21,329	$27,079	(5,750)

Change in tax effect of unrealized Gains (losses)			3,123

Change in net deferred income tax			$(2,627)

The Company’s income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to net gain from operations. The significant differences are as follows (in thousands of dollars):

	Year ended Dec 31, 2002	Year ended Dec 31, 2001
Provision computed at statutory rate of 35% on Operating income and capital gains	$3,807	$5,557
Amortization of IMR	(369)	(146)
Dividend Received Deductions	(3)	(11)
Deferred Tax related True-up Items	1,738	2,096
Other	(17)	(437)

Total incurred taxes	$5,156	$7,059

Federal income taxes incurred on operating income	$2,812	$8,464
Federal income tax benefit on capital losses	(283)	(681)
Change in net deferred income taxes	2,627	(724)

Total incurred taxes	$5,156	$7,059

At December 31, 2002 and 2001, current federal income taxes receivable (payable) were $4,645,000 and $(1,351,000), respectively.

At December 31, 2002 the Company had $0 of operating loss carry forwards.

Income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses are $5,821,000, $6,864,000 and $12,634,000 for 2002, 2001 and 2000, respectively.

19

CANADA LIFE INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE F

Reinsurance.    Various reinsurance agreements exist between the Company and CLA. The effect of the agreements is to have the Company assume certain existing and future insurance and annuity business of CLA. Except for variable universal life policies, variable annuity contracts and institutional investment products issued, all premiums for insurance and annuity considerations and benefit expenses recorded for the years ended December 31, 2002 and 2001 were the result of the coinsurance agreements. Additionally, the Company maintains a funds withheld coinsurance treaty under which certain annuity risks are ceded to Crown Life Insurance Company of Canada, a modified coinsurance treaty whereby certain variable universal life insurance risks are ceded to First Allmerica Financial Life Insurance Company and yearly renewable term treaties with several reinsurers.

At December 31, 2002 and 2001 the payable to reinsurers under these agreements, is as follows (in thousands of dollars):

	2002	2001
CLA	$3,040	$10,102
First Allmerica Financial Life Insurance Company	(226)	207

Total reinsurance balances	$2,814	$10,309

The effect of reinsurance on premiums and annuity considerations earned for years ended December 31 follow (in thousands of dollars):

	2002	2001
Direct premiums	$169,376	$71,861
Premiums assumed from CLA	133,993	273,829
Premiums ceded	(1,127)	(2,795)

Net premiums and annuity considerations	$302,242	$342,895

NOTE G

Related Party Transactions.    In addition to the coinsurance agreements mentioned above, CLA has a cost allocation arrangement based on generally accepted accounting principles with CLICA. For the years ended December 31, 2002 and 2001, these allocated costs amounted to $14,068,000 and $12,662,000, respectively.

20

CANADA LIFE INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE G

Related Party Transactions (continued).

At December 31, 2002 and 2001, the amounts receivable and payable to CLA and affiliates, which include outstanding administrative expenses, are as follows (in thousands of dollars):

	2002	2001
Total Receivable	$307	$43
Total Payable	(5,161)	(4,042)

Net Payable	$(4,854)	$(3,999)

NOTE H

Separate Accounts.    The Company’s non-guaranteed separate accounts represent funds invested in variable annuity and variable universal life policies issued by the Company. The assets of these funds are invested in shares of nine unaffiliated management investment companies.

Premiums or deposits for years ended December 31, 2002 and 2001 were $158,772,000 and $60,864,000, respectively. Total reserves were $421,653,000 and $491,717,000 at December 31, 2002 and 2001, respectively. All reserves were subject to discretionary withdrawal, at fair value, with a surrender charge of up to 6%.

A reconciliation of the amounts transferred to and from the Separate Accounts for years ended December 31 is presented below (in thousands of dollars):

	2002	2001
Transfers as reported in the Summary of Operations of the Separate Accounts statement:
Transfers to Separate Accounts	$158,772	$60,864
Transfers from Separate Accounts	(117,874)	(64,083)

Net transfers to (from) Separate Accounts Reconciling adjustments:	40,898	(3,219)
Net policyholder transactions	(311)	2,010

Transfers as reported in the Statements of Operations	$40,587	$(1,209)

21

CANADA LIFE INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE I

Annuity Reserves and Deposit Fund Liabilities.    CLICA’s withdrawal characteristics for annuity reserves and deposit fund liabilities at December 31 are summarized as follows (in thousands of dollars):

	Amount		Percent of Total
	2002	2001	2002	2001
Subject to discretionary withdrawal:
With market value adjustment	$173,638	$231,026	7.7%	10.3%
At book value less surrender charge of 5% or more	162,770	157,100	7.2%	7.0%

Subtotal	336,408	388,126	14.9%	17.3%
Subject to discretionary withdrawal without adjustment at book value (minimal or no charge or adjustment)	105,566	118,592	4.7%	5.3%
Not subject to discretionary withdrawal	1,480,095	1,496,367	65.7%	66.8%
Structured settlement	330,434	235,862	14.7%	10.6%

Total (gross)	2,252,503	2,238,947	100.0%	100.0%
Less: reinsurance ceded	3,308	2,800

Net annuity reserves and deposit fund liabilities	$2,249,195	$2,236,147

A reconciliation to the Life & Accident & Health Annual Statement net annuity reserves and deposit fund liabilities at December 31, 2002 is as follows (in thousands of dollars):

Exhibit 5, Section B, Total (net)	$1,707,491
Exhibit 5, Section C, Total (net)	19,086
Exhibit 5, Section G, Total Lines 070001, 070002 and 070004	19,917
Exhibit 7, Column 1, Line 14	501,631
Exhibit 8, Part 1, Column 4, Line 3.4	1,070

Total	$2,249,195

NOTE J

Capital and Surplus.    The Company has two classes of capital stock: redeemable preferred stock ($10.00 par value) and common stock ($10.00 par value), ranked in order of liquidation preference. The preferred shares have no interest rate assigned and are non-voting. During 2002, the Company redeemed all remaining issued preferred shares at a redemption price of $10.00 per share.

Under applicable Michigan insurance law, the Company is required to maintain unimpaired capital and surplus of $7,000,000 and additional unimpaired surplus of $500,000. At December 31, 2002, unimpaired capital and surplus was $136,869,000.

22

CANADA LIFE INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE J

Capital and Surplus (continued).

The maximum amount of dividends which can be paid, by insurance companies domiciled in the State of Michigan, to shareholders without prior approval of the Insurance Commissioner is limited to an amount which (together with any other dividends or distributions made within the preceding 12 months) does not exceed the lesser of: (i) the insurer’s earned surplus (excluding surplus arising from unrealized capital gains); or (ii) the greater of (a) 10% of the insurer’s surplus or (b) its net gain from operations for the preceding year ended December 31. Statutory surplus at December 31, 2002 was $131,869,000. The maximum dividend payout which may be made without prior approval in 2003 is $0. Dividends are non-cumulative.

At December 31, 2002, the Company’s capital and surplus exceeded the NAIC’s “Risk Based Capital” requirements for life and health companies.

NOTE K

Fair Value of Financial Instruments.    The fair value of certain financial instruments along with their corresponding carrying values at December 31 follow (in thousands of dollars). As the fair value of all the Company’s assets and liabilities is not presented, this information in the aggregate does not represent the underlying value of the Company.

	2002		2001
	Fair Value	Carrying Value	Fair Value	Carrying Value	Valuation Method
Financial Assets
Bonds	$1,540,546	$1,461,630	$1,499,622	$1,465,356	1
Common & preferred stocks excluding investment in subsidiaries	11,496	11,496	15,093	15,093	2
Mortgage loans	1,056,868	901,917	1,015,493	919,350	3
Interest rate swaps	5,016	5,016	3,647	3,647	4
Futures	877	877	2,759	2,759	4
Financial Liabilities
Investment –type
Insurance contracts	456,560	429,450	504,969	495,195	5

1.	The fair value for fixed maturities is based on values specified by the NAIC. In cases where NAIC prices are not available, fair values are based on estimates using values obtained from independent pricing services, or, in the case of private placements, by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

23

CANADA LIFE INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE K

Fair Value of Financial Instruments (continued).

2.	Fair values are based on publicly quoted market prices at the close of trading on the last business day of the year.

3.	Fair values are estimated using discounted cash flow analysis based on interest rates currently being offered for similar credit ratings.

4.	Fair values for future contracts and interest rate swaps that have not settled are based on current settlement values.

5.	Fair values for liabilities under investment-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

NOTE L

Transfer and Servicing of Financial Assets.

The Company lends its own securities to increase portfolio returns. Lending activities are covered by the Company’s Investment Policy: borrowers must be approved by the Company, standards for collateral must be met, and aggregate collateral value must be maintained at a minimum of 102% of the fair value of the securities loaned. Securities on loan at December 31, 2002, amounted to $135,983,000 aggregated as follows (in thousands of dollars):

Securities Description	Fair Value
US treasury bills	$6,600
US treasury bond strips	20,709
US treasury bonds	17,369
US treasury notes	33,499
Other than US Treasury Securities	57,806

Grand Total	$135,983

The Company has no servicing assets or liabilities.

NOTE M

Contingencies.    The Company has been named in various pending legal proceedings considered to be ordinary routine litigation incidental to the business of the Company. The Company believes contingent liabilities arising from litigation, income taxes and other matters will not have a material adverse effect on the Company’s future results of operations or financial position.

24

CANADA LIFE INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE N

Events Subsequent.    On February 17, 2003, the Board of Directors of the Company’s ultimate parent, Canada Life Financial Corporation, issued a recommendation to its common shareholders to accept an offer for $7.1 billion (Canadian dollars) made on February 17, 2003 by Great-West Lifeco Inc. to acquire all the outstanding common shares of Canada Life Financial Corporation. It is not possible to project the outcome of the offer nor the impact on the Company’s future results.

25

PART C                                                                            OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

All required financial statements are included in Part B of this registration statement.

(b) Exhibits

(1)	Resolution of the Board of Directors of Canada Life Insurance Company of America (CLICA) authorizing establishment of the Variable Account[1]

(2)	Not applicable.

(3)	(a)	(i) Form of Distribution Agreement[1]

	(b)	(i) Form of Selling Agreement[1]
(ii) Amendment to Form of Selling Agreement[2]
(iii) Amendment to Form of Selling Agreement[10]
(4)	(a)	Form of Varifund Plus Annuity Policy[7]
	(b)	Individual Retirement Annuity, Roth Individual Retirement Annuity and Simple Individual Retirement Annuity Riders[2]
	(c)	Tax Shelter Annuity Rider[9]
	(d)	Alternative Annuity Options Rider[9]
	(e)	Modification Provision Rider[9]
	(f)	Not Transferable Rider[9]
	(g)	Qualified Plan[9]
	(h)	Form of Varifund Plus Annuity Policy[9]
(5)	Form of Application[9]

(6)	(a)	Certificate of Incorporation of CLICA[1]
	(b)	By-Laws of CLICA[1]

(7)	Not applicable

(8)	(a)	Participation Agreement Between Dreyfus Corporation and Canada Life Insurance Company of America[1]
	(b)	Participation Agreement Between Montgomery Funds III, Montgomery Asset Management, L.P. and Canada Life Insurance Company of America[1]
	(c)	Participation Agreement Between Fred Alger and Company, Inc. and Canada Life Insurance Company of America[1]
	(d)	Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Canada Life Insurance Company of America[2]
	(e)	Participation Agreement Among Berger Institutional Products Trust, BBOI Worldwide LLC and Canada Life Insurance Company of America[1]
	(f)	Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Canada Life Insurance Company of America[2]
	(g)	Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Canada Life Insurance Company of America[2]
	(h)	Participation Agreement Among Berger Institutional Products Trust, Berger Associates, Inc. and Canada Life Insurance Company of America[2]
	(i)	Participation Agreement Between Canada Life Insurance Company of America and Dreyfus Socially Responsible Growth Fund[2]

	(j)	Participation Agreement Between Canada Life Insurance Company of America and Dreyfus Variable Investment Fund[2]
	(k)	Amendment to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Canada Life Insurance Company of America[2]
	(l)	Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Canada Life Insurance Company of America[2]
	(m)	Amendment to Participation Agreement By and Among Canada Life Insurance Company of America and Montgomery Funds III and Montgomery Asset Management, L.P. [2]
	(n)	Service Agreement[1]
	(o)	Form of Participation Agreement By and Between Canada Life Insurance Company of America and Goldman Sachs[4]
	(p)	Amendment to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Canada Life Insurance Company of America[5]
	(q)	Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Canada Life Insurance Company of America[5]
	(r)	Amendment to Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Canada Life Insurance Company of America[5]
	(s)	Participation Agreement Among Berger Institutional Products Trust, Berger Associates, Inc. and Canada Life Insurance Company of America[5]
	(t)	Amendment to Buy-Sell Agreement Among Seligman Portfolio, Inc., J. & W. Seligman & Co. Incorporated and Canada Life Insurance Company of America [6]
	(u)	Form of Shareholder Servicing Agreement By and Between Seligman Advisors, Inc. and Canada Life Insurance Company of America [6]
	(v)	Form of Buy-Sell Agreement Among Canada Life Insurance Company of America, Seligman Portfolios, Inc. and J. & W. Seligman & Co. Incorporated[8]
	(w)	Amendments to Participation Agreements to add Varifund Plus®[9]
	(x)	Participation Agreement between Janus Aspen Series (Institutional shares) and Canada Life Insurance Company of America[11]
	(y)	Participation Agreement between Janus Aspen Series (Service Shares) and Canada Life Insurance Company of America[11]
	(z)	Participation Agreement among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Canada Life Insurance Company of America[11]
(aa)

Participation Agreement Among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation, Levco Series Trust, Levco Securities Inc., John A. Levin & Co., Inc. and Canada Life Insurance Company of America[11]

(bb)

Amendment to Participation Agreement Among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation, Levco Series Trust, Levco Securities Inc., John A. Levin & Co., Inc. and Canada Life Insurance Company of America[11]

	(cc)	Supplement to May 1, 2003 prospectus[11]

(9)	Opinion and Consent of Counsel[11]

(10)	(a)	Consent of Independent Counsel[11]
	(b)	Consent of Independent Auditors [11]

(11)	No items are omitted from Item 23.

(12)	Not applicable

(13)	Sample Performance Data Calculation[9]

(14)	(a) Power of Attorney for S. J. Rulis[8]
(b) Powers of Attorney for H. A. Rachfalowski and S. H. Zimmerman[9]

[1]	Incorporated herein by reference to exhibits filed with the Post-Effective Amendment No. 13 to this Registration Statement on Form N-4 (File No. 33-28889), filed on April 29, 1997.

[2]	Incorporated herein by reference to Post-Effective Amendment No. 14 to this Registration Statement on Form N-4 (File No. 33-28889), filed on April 30, 1998.

[3]	Incorporated herein by reference to Post-Effective Amendment No. 11 to this Registration Statement on Form N-4 (File No. 33-55890), filed on February 12, 1999.

[4]	Incorporated herein by reference to Post-Effective Amendment No. 15 to this Registration Statement on Form N-4 (File No. 33-28889), filed on April 30, 1999.

[5]	Incorporated herein by reference to Post-Effective Amendment No. 16 to this Registration Statement on Form N-4 (File No. 33-28889), Filed on April 28, 2000.

[6]	Incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement on Form N-4 (File No. 33-28889), Filed on April 30, 2001.

[7]	Incorporated herein by reference to Initial Registration Statement on Form N-4 (File Nos. 333-66564; 811-5817), Filed on August 2, 2001.

[8]	Incorporated herein by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File Nos. 33-28889; 811-5817), Filed on October 23, 2001.

[9]	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4/A (File No. 333-66564), Filed on November 20, 2001.

[10]	Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-66564), Filed on April 28, 2002.

[11]	Filed herewith.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
R. E. Beettam(2)	President, Director & Chairman of the Board
S. J. Rulis(2)	Actuary & Director
G. A. Petkau(2)	Financial Vice President & Director
R. K. MacTavish(2)	Agency Vice President
R. A. Siebert(2)	Group Sales Vice President
L. M. Flater(2)	Assistant Vice President—Taxation
L. L. Ervin(2)	Assistant Vice President, Controller & Assistant Treasurer
G. N. Isaac(1)	Treasurer
K. T. Ledwos(2)	Vice President, Fixed Annuities
C. R. Edwards(2)	Secretary
C. H. MacPhaul(2)	Assistant Secretary
P. R. Myers(2)	Illustration Actuary
F. W. Gram(2)	Internal Auditor
S. C. Gile(2)	Administrative Officer
J. K. F. Anderson(1)	Assistant Treasurer
M. T. Jansen(2)	Sales Vice President, Variable Distribution
R. J. Butterill(1)	Assistant Treasurer
K. A. Phelan(1)	Assistant Treasurer
C. P. English(1)	Assistant Treasurer
R. L. Findley(1)	Assistant Treasurer
J. H. Mazur(1)	Assistant Treasurer

J. Ebdon(2)	Administrative Officer
L. Williams(2)	Administrative Officer
H. A. Rachfalowski(1)	Director
S. H. Zimmerman(3)	Director

(1)	The business address is 330 University Avenue, Toronto, Ontario, Canada M5G 1R8.
(2)	The business address is 6201 Powers Ferry Road, NW, Atlanta, Georgia 30339.
(3)	The business address is 124 West Allegan, Suite 800, Lansing, Michigan 48933.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

NAME	PERCENT OF JURISDICTION	PRINCIPAL VOTING SECURITIES OWNED	BUSINESS

Canada Life Financial Corporation	Canada	Publicly held	Insurance holding company

The Canada Life Assurance Company	Canada	Ownership of all voting securities through Canada Life Financial Corporation	Life and Health Insurance

Canada Life Insurance Company of New York	New York	Ownership of all voting securities through The Canada Life Assurance Company	Life and Health Insurance

Adason Properties Limited	Canada	Ownership of all voting securities through The Canada Life Assurance Company	Property Management

Canada Life Irish Operations Limited	England	Ownership of all voting securities through Canada Life Limited	Life and Health Insurance

Canada Life Mortgage Services Ltd.	Canada	Ownership of all voting securities through The Canada Life Assurance Company	Mortgage Portfolios

CLASSCO Benefit Services Limited	Canada	Ownership of all voting securities through The Canada Life Assurance Company	Administrative Services

The Canada Life Assurance Company of Ireland Limited	Rep. of Ireland	Ownership of all voting securities through Canada Life Irish Holding Company Limited	Life and Health Insurance

F.S.D. Investments Limited	Rep. of Ireland	Ownership of all voting securities through Canada Life Assurance (Ireland) Limited	Unit Fund Sales and Management

Canada Life Insurance Company of America	Michigan	Ownership of all voting securities through The Canada Life Assurance Company	Life and Health Insurance and Annuities

Canada Life of America Financial Services Inc.	Georgia	Ownership of all voting securities through Canada Life Insurance Company of America	Broker Dealer

NAME	PERCENT OF JURISDICTION	PRINCIPAL VOTING SECURITIES OWNED	BUSINESS

Adason Realty Ltd.	Canada	Ownership of all voting securities through Adason Properties Limited	Realtor

Canada Life Pension & Annuities (Ireland) Limited	Rep. of Ireland	Ownership of all voting securities through Canada Life Assurance (Ireland) Limited	Life Assurance

CLAI Limited	Rep. of Ireland	Ownership of all voting securities through Canada Life Irish Holding Company Limited	Holding, Service, Management and Investment Company

Canada Life Assurance (Ireland) Limited	Rep. of Ireland	Ownership of all voting securities through Canada Life Irish Holding Company Limited	Life Insurance, Pension, and Annuity

CL Capital Management, Inc.	Georgia	Ownership of all voting securities through Canada Life Insurance Company of America	Investment Advisor

Canada Life Capital Corporation Inc.	Canada	Ownership of all voting securities through The Canada Life Assurance Company	External Sources of Capital

Canada Life Securing Corporation Inc.	Canada	Ownership of all voting securities through 587443 Ontario, Inc.	Holding Company

The Canada Life Group (U.K.) Limited	England	Ownership of all voting securities through Canada Life International Holdings Limited	Holding Company

Canada Life Holdings (U.K.) Limited	England	Ownership of all voting securities through Canada Life (U.K.) Limited	Holding Company

Canada Life Limited	England	Ownership of all voting securities through The Canada Life Group (U.K.) Limited	Life and Health Insurance

Canada Life Insurance Company of Puerto Rico, Inc.	Puerto Rico	Ownership of all voting securities through Canada Life International Holdings Limited	Life and Disability Insurer and Reinsurer

Canada Life Securities, Inc.	Canada	Ownership of all voting securities through The Canada Life Assurance Company	Securities Dealer

Canadian Worksite Marketing Group, Inc.	Canada	Ownership of 50% voting securities through The Canada Life Assurance Company and 50% of voting securities through CLASSCO Benefit Services Limited	Managing General Agent

NAME	PERCENT OF JURISDICTION	PRINCIPAL VOTING SECURITIES OWNED	BUSINESS

Canada Life Management (U.K.) Limited	England	Ownership of all voting securities through Canada Life (U.K.) Limited	Unit Trust Sales & Management

Canada Life Group Services (U.K.) Limited	England	Ownership of all voting securities through Canada Life (U.K.) Limited	Administrative Services

Canada Life Trustee Services (U.K.) Limited	England	Ownership of all voting securities through The Canada Life Group (U.K.) Limited	Trustee Services

587443 Ontario, Inc.	Canada	Ownership of all voting securities through The Canada Life Assurance Company	Holding Company

Canada Life International RE LTD.	Canada	Ownership of all voting securities through Canada Life International Holdings LTD.	Reinsurance Company

Canada Life Ireland Holdings Limited	Ireland	Ownership of all voting securities through Canada Life Irish Operations Limited	Holding Company

Canada Life (U.K.) Limited	England	Ownership of all voting securities through Canada Life Limited	Holding Company

Canada Life Services (U.K.) Limited	England	Ownership of all voting securities through Canada Life (U.K.) Limited	Administrative Services

Canada Life International Limited	England	Ownership of all voting securities through Canada Life (U.K.) Limited	Unit Investment Products

Albany Life Assurance Company Limited	England	Ownership of all voting securities through Canada Life (U.K.) Limited	Unit Life and Pension Insurance

Canada Life Pension Managers & Trustees Limited	England	Ownership of all voting securities through Canada Life (U.K.) Limited	Trustee Services

Copia Investors Limited	England	Ownership of all voting securities through The Canada Life Group (U.K.) Limited	Asset Management

Copia Property Limited	England	Ownership of all voting securities through The Canada Life Group (U.K.) Limited	Property Managers

Canada Life Fund Managers (U.K.) Limited	England	Ownership of all voting securities through Canada Life (U.K.) Limited	Fund Manager

Canada Life Irish Holding Company Limited	Ireland	Ownership of all voting securities through Canada Life International Holdings LTD.	Holding Company

NAME	PERCENT OF JURISDICTION	PRINCIPAL VOTING SECURITIES OWNED	BUSINESS

Canada Life Management Services Limited	Ireland	Ownership of all voting securities through Canada Life Irish Holdings Company Limited	Management Services

Canada Life Assurance Europe Limited	Ireland	Ownership of all voting securities through Canada Life Irish Holding Company Limited	Life Assurance and Pension

Setanta Asset Management Limited	Ireland	Ownership of all voting securities through Canada Life Irish Holding Company Limited	Asset Management

Kanetix Ltd.	Canada	Ownership of 98% of voting securities through The Canada Life Assurance Company	Distribution Services

Canada Life Brasil Ltda.	Brazil	Ownership of all voting securities through The Canada Life Assurance Company	Distribution Services

Canada Life Previdencia E Segures S.A.	Brazil	Ownership of all of voting securities through Canada Life Brasil Ltda.	Distribution Services

Canada Life Financial Distribution Services Inc.	Canada	Ownership of all voting securities through The Canada Life Assurance Company	Distribution Services

Canada Life International Holdings LTD.	Canada	Ownership of all voting securities through Canada Life Capital Corporation, Inc.	Holding Company

Canada Life Capital Trust	Canada	Ownership of all voting securities through The Canada Life Assurance Company	Acquire and hold trust assets

The Canada Life Assurance Company of Canada	Canada	Ownership of all voting securities through The Canada Life Assurance Company	Reinsurer of all The Canada Life Assurance Company’s Canadian par business

KTX Insurance Solutions LTD	Canada	Ownership of 99.9997% of voting securities through Kanetix LTD	Service Company

KTX Financial LTD	Canada	Ownership of 99.9997% of voting securities through Kanetix LTD	Finance Company

CL Capital Management (Canada), Inc.	Canada	Ownership of all voting securities through The Canada Life Assurance Company	Mutual Fund management company (operation suspended)

Canada Life Reinsurance International LTD	Canada	Ownership of all voting securities through Canada Life International RE Limited	Trading reinsurance company

4073649 Canada Inc.	Canada	Ownership of all voting securities through Canada Life Capital Corporation, Inc.	Holding company. Carries on no active business

Canada Life Finance (U.K.) Limited	England	Ownership of all voting securities through 4073649 Canada Inc.	Finance Company

CLH International Capital Management Hungary Limited Liability Company	Hungary	Ownership of all voting securities through 4073649 Canada Inc.	Offshore financial company. Inter-company funding only.

CLFIS (U.K.) Limited	England	Ownership of all voting securities through The Canada Life Group (U.K.) Limited	Service Company

Item 27. Number of Policy Owners

As of February 15, 2003, there were 4 owners of Nonqualified Varifund Plus Policies and 4 owners of Qualified Varifund Plus Policies.

Item 28. Indemnification

Canada Life Insurance Company of America’s By-Laws provide in Article II, Section 10 as follows:

In addition to any indemnification to which a person may be entitled to under common law or otherwise, each person who is or was a director, an officer, or an employee of this Corporation, or is or was serving at the request of the Corporation as a director, an officer, a partner, a trustee, or an employee of another foreign or domestic corporation, partnership, joint venture, trust, or other enterprises, whether profit or not, shall be indemnified by the Corporation to the fullest extent permitted by the laws of the State of Michigan as they may be in effect from time to time. This Corporation may purchase and maintain insurance on behalf of any such person against any liability asserted against and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the corporation would have power to indemnify such person against such liability under the laws of the State of Michigan.

In addition, Sections 5241 and 5242 of the Michigan Insurance Code generally provides that a corporation has the power ( and in some instances the obligation) to indemnify a director, officer, employee or agent of the corporation, or a person serving at the request of the corporation as a director, officer, partner, trustee, employee or agent of another corporation or other entity (the “indemnities”) against reasonably incurred expenses in a civil, administrative, criminal or investigative action, suit or proceeding if the indemnitee acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation or its shareholders or policyholders (or, in the case of a criminal action, if the indemnitee had no reasonable cause to believe his or her conduct was unlawful).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	Canada Life of America Financial Services, Inc. (CLAFS) is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. CLAFS also acts as underwriter for Canada Life of America Variable Annuity Account 2, Canada Life of New York Variable Annuity Account 1, and Canada Life of New York Variable Annuity Account 2.

(b)	The following table provides certain information with respect to each director and officer of CLAFS.

Name and Principal Business Address	Positions and Offices With Underwriter
M.T. Jansen**	President, Director & Chairman of Board
M. A. Palangio*	Treasurer
K.T. Ledwos**	Administrative Officer & Director
S.C. Gile**	Administrative Officer
M.A. Bouchard**	Security Compliance Officer
C.H. MacPhaul**	Secretary & Director
C.R. Edwards**	Assistant Secretary

*	The business address is 330 University Avenue, Toronto, Ontario, Canada M5G1R8.
**	The business address is 6201 Powers Ferry Road, N.W., Atlanta, Georgia 30339.

(c)

Name Of Principal Underwriter	Net Underwriting Discounts And Commissions	Compensation On Redemption	Brokerage Commissions	Compensation
Canada Life of America Financial Services, Inc.	$3,997,612	$0	$0	$0

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Canada Life Insurance Company of America at its Executive Office at 330 University Avenue, Toronto, Canada M5G1R8 and at 6201 Powers Ferry Rd., N.W., Atlanta, Georgia 30339.

Item 31. Management Services

All management contracts are discussed in Part A or Part B.

Item 32

Undertakings

(a)	Registrant undertakes that it will file a post effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Canada Life Insurance Company of America at the address or phone number listed in the Prospectus.

(d)	Depositor undertakes to preserve on behalf of itself and Registrant the books and records required to be preserved by such companies pursuant to Rule 31a-2 under the Investment Company Act of 1940 and to permit examination of such books and records at any time or from time to time during business hours by examiners or other representatives of the Securities and Exchange Commission, and to furnish to said Commission at its principal office in Washington, D.C., or at any regional office of said Commission specified in a demand made by or on behalf of said Commission for copies of books and records, true, correct, complete, and current copies of any or all, or any part, of such books and records.

(e)	The Registrant is relying on a letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988 (Ref. No. IP-6-88) stating that it would not recommend to the Commission that enforcement action be taken under Section 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 if the Registrant, in effect, permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code of 1986 in accordance with the following conditions:

(1) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the policy;

(2) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the policy;

(3) instruct sales representatives who may solicit individuals to purchase the policies specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of such individuals;

(4) obtain from each owner who purchases a Section 403(b) policy, prior to or at the time of such purchase, a signed statement acknowledging the owner’s understanding of (i) the redemption restrictions imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer’s Section 403(b) arrangement, to which the owner may elect to transfer his or her policy value.

The Registrant is complying, and shall comply, with the provisions of paragraphs (1)—(4) above.

(f)	Canada Life Insurance Company of America hereby represents that the fees and changes deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Canada Life Insurance Company of America.

STATEMENT PURSUANT TO RULE 6c–7

Canada Life Insurance Company of America and the Variable Account 1 rely on 17 C.F.R., Section 270.6c-7 and represent that the provisions of that Rule have been or will be complied with. Accordingly, Canada Life Insurance Company of America and the Variable Account 1 are exempt from the provisions of Section 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 2 to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Fulton County, State of Georgia, on this 29th day of April, 2003.

CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

By:	/s/ R. E. BEETTAM
R. E. Beettam, Chairman

CANADA LIFE INSURANCE COMPANY OF AMERICA

By:	/s/ R. E. BEETTAM
R. E. Beettam, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed by the following persons in the capacities indicated on the date(s) set forth below.

Signatures	Title	Date

/s/ R. E. BEETTAM R. E. Beettam	Chairman & Director (Principal Executive Officer)	April 29, 2003

/s/ L. L. ERVIN L. L. Ervin	Asst. VP, Controller & Asst. Treasurer (Principal Accounting Officer)	April 29, 2003

*/s/ S. J. RULIS S. J. Rulis	Director	April 29, 2003

*/s/ H. RACHFALOWSKI H. A. Rachfalowski	Director	April 29, 2003

*/s/ G. A. PETKAU G. A. Petkau	Director & Financial V.P. (Principal Financial Officer)	April 29, 2003

*/s/ S. H. ZIMMERMAN S. H. Zimmerman	Director	April 29, 2003

*By:	/s/ R. E. BEETTAM
R. E. Beettam

*Signed	pursuant to power of attorney filed previously

EXHIBIT INDEX

Exhibit	Description of Exhibit

8 (x)	Form Participation Agreement between Janus Aspen Series (Institutional Shares) and Canada Life Insurance Company of America

8 (y)	Form Participation Agreement between Janus Aspen Series (Service Shares) and Canada Life Insurance Company of America

8 (z)	Participation Agreement among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Canada Life Insurance Company of America

8 (aa)

Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation, Levco Series Trust, Levco Securities, Inc., John A. Levin & Co., Inc. and Canada Life Insurance Company of America

8(bb)

Amendment to Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation, Levco Series Trust, Levco Securities, Inc., John A. Levin & Co., Inc. and Canada Life Insurance Company of America

8(cc)	Supplement to May 1, 2003 prospectus

9	Consent of Counsel

10(a)	Consent of Independent Counsel

10(b)	Consent of Independent Auditors